Prospectus
May 1, 2025
LiveWell Variable Annuity
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
ISSUED THROUGH:
Midland National Life Separate Account C
BY
Midland National Life Insurance Company

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract (the “Contract”), an individual flexible premium deferred variable annuity contract issued by Midland National Life Insurance Company. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. The minimum initial premium for a Contract is $10,000.
The Contract offers Subaccounts (“Subaccount(s)”) which, in turn, each invest in a mutual fund portfolio (“Investment Portfolio”). See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT for additional information about each investment option.
The Contract is a complex investment vehicle and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes and tax penalties.
Our obligations under the Contract are subject to our financial strength and claims-paying ability.
Please read this prospectus carefully and keep it for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. Upon cancellation, you will receive either the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, your premiums minus any partial withdrawals. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK. THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

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DEFINITIONS
For your convenience, below is a glossary of the special terms we use in this prospectus.
Accumulation Unit means the units credited to each investment option in the separate account before the maturity date.
Accumulation Unit Value means the value of an Accumulation Unit of a Subaccount for a Valuation Period.

Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in-force Contract. This may also be referred to as account value.
Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.
Annuitization means an election of an annuity payment option.
Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.
Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of an owner.
Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.
Company (or we/us) means Midland National Life Insurance Company.
Contract Anniversary means the same date in each Contract year as the issue date.
Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).
Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).
Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.
Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in-force and in the Accumulation phase. The amount of the death benefit is based on which death benefit option is elected and determined as of the business day that our Customer Service Center receives the required documentation in good order.
Enhanced Death Benefit means the optional Enhanced Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value, (ii) your net premium, and (iii) your Enhanced Death Benefit value. For more detailed information, see the “Death Benefit” section.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.
Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” section.
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Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.
Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”).
Issue Age means the age of the owner on the last birthday before the issue date. In the case of Joint owners, Issue Age is based on the age of the oldest of the Joint Owners. For non-natural owners, Issue Age is based on the age of the Annuitant.
Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.
Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.
Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.
Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.
Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the owner will be the payee. The beneficiary is the payee of the proceeds at the death of the owner, if the date of death is prior to the maturity date.
Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.
Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.
Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.
Return of Premium Death Benefit means the optional Return of Premium Death Benefit available for an additional charge, which pays your beneficiary the greater of (i) your accumulation value or (ii) your net premium. For more detailed information, see the “Death Benefit” section.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.
Subaccount means a division of our Registered Separate Account which invests exclusively in one share class of one Investment Portfolio. We may use this term interchangeably with the term “Investment Division.”

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.
Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day. Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.
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Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed and dated by the owner and received by us at our Customer Service Center in good order at P.O. Box 9261, Des Moines, Iowa 50306-9261 or via fax (866) 511-7038. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, Des Moines, Iowa 50266-3833.

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SUMMARY
OVERVIEW OF THE CONTRACT
What is the Contract, and what is it designed to do?
The LiveWell Contract is an individual flexible premium deferred variable annuity contract intended to help you accumulate assets for retirement through the various investment options offered.
The Contract also offers death benefits to help protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. Lastly, annuities provide you the option of electing from several types of annuity payments (settlement options), that can be guaranteed for a set timeframe or for your lifetime.
This Contract is intended for those with a long investment time horizon. It may not be appropriate if you need to make early or frequent withdrawals, intend to engage in frequent trading in the investment options or plan to use this as a short-term investment.
What are the phases of the Contract?
The Contract has two phases, the accumulation phase and the income phase.
During the accumulation phase, you may make one or more premium payments and can transfer the accumulation value between the various investment options which may be subject to some limitations. Additional information about the available investment options can be found in the “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
The income phase begins when we begin making payments to you. If you elect to annuitize the Contract, all or part of your accumulation value is converted into guaranteed annuity payments. You will be unable to make withdrawals from your annuitized accumulation value and your death benefit under the Contract will terminate upon annuitization.
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the accumulation value to a the investment options offered.
Tax Treatment: The premium payments you put into the Contract accumulate on a tax-deferred basis. This means earnings are not taxed until money is withdrawn from the Contract such as: (1) making a withdrawal from the Contract, (2) receiving systematic payments from the Contract or (3) at the time the death benefit is paid.
Dollar Cost Averaging: You may choose to have automatic periodic transfers made monthly, quarterly, semi-annual or annual of a predetermined dollar amount from the source account (any investment option) into one or more of the other investment options offered under the Contract. The dollar cost averaging program allows such investments to be made in installments over time. The DCA program is not available when there is an active portfolio rebalancing program on the Contract.
Portfolio Rebalancing: This allows you to have us automatically reset the percentage of the accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis. This can help you select a specific asset allocation and maintain it over time. The portfolio rebalancing program is not available when there is an active DCA program on the Contract.
Death Benefits: The Contract offers a basic death benefit for your beneficiaries, ensuring they receive the minimum of your accumulation value. There are also two optional death benefits you may elect, for an additional charge, that may increase the death benefit.
Annuity Payment Options: You may elect to convert all or some of your accumulation value into guaranteed annuity payments from us. Annuitization terminates your death benefit. However, depending on the annuity payment option you select, such as period certain, annuity. payments continue after death of the Owner. See “Maturity Date - Payment Options” for payment options.
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KEY INFORMATION
Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge of up to 8% as a percent of premiums withdrawn during the first seven years following the premium payment. If you elect an Optional Value Endorsement and make a withdrawal within the first Contract Year after the premium payment, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Charges, Fees and Deductions – Optional Value Endorsement-Surrender Charges Summary – Fee Table – Transaction Expenses
Are There Transaction Charges?
Yes.
In addition to surrender charges, you may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.
Charges, Fees and Deductions – Transfer Charge
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Summary – Fee Table – Annual Expenses

Annual Fee	Minimum	Maximum
Base Contract Expenses[1,2]	0.94%	1.14%
Investment Portfolios[3] (Portfolio Company fees and expenses)	0.28%	2.41%
Optional benefits available for an additional charge[4]	0.25%	0.55%

1 As a percentage of accumulated value in each investment option.
[2] Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.
3 As a percentage of average daily net assets of the investment option before any applicable waivers.
4 As a percentage of average accumulated value

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.
			Annual Fund Expenses

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FEES AND EXPENSES	Lowest Annual Cost: $1,227	Highest Annual Cost: $3,455	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000	Assumes: •Investment of $100,000	Additional Information about LiveWell Variable Annuity - Suitability of the Contract
	•5% annual appreciation	•5% annual appreciation	Summary - Fee Table - Example
	•Least expensive combination of Base Contract charges (i.e. selection of the 7 year Optional Value Endorsement) and portfolio fees and expenses	•Most expensive combination of Base Contract charges (i.e. no Optional Value Endorsement), additional benefits, and portfolio fees and expenses
	•No optional death benefits	•No additional purchase payments, transfers, or withdrawals
	•No additional purchase payments, transfers, or withdrawals	•No sales charges
•No sales charges

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received. Amounts withdrawn from the Contract may also result in taxes and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Principal Risks of Investing in the Contract

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RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?	Yes. •We do not currently charge a fee for transfers among investment options but reserve the right to impose a transfer fee of $15 for transfers in excess of 15 per Contract year.	Detailed Information ABout the Contract –Your Accumulation Value – Transfers of Accumulation Value;
•We reserve the right to add, remove or substitute investment options.
	•The Company also has policies and procedures that attempt to detect and deter frequent transfers.	Transfer Limitations
	•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums.	Detailed Information about the Contract - Premium Payments
Are There any Restrictions on Contract Benefits?
Yes.
•Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
Summary – Features of LiveWell Variable Annuity – Death Benefit
	•Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.	Appendix C - State Variations Appendix D - Financial Intermediary Variations
	•Selection of certain benefits (i.e. Optional Value Endorsements) may subject you to a surrender charge.	Summary – Fee Table – Transaction Expenses

•We may modify or discontinue offering an optional benefit for new elections at any time. We reserve the right to end certain benefits, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.

	•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both.	Benefits Available Under the Contract
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?	•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Federal Tax Status
•There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).
•Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.
Additional Information – Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

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FEE TABLE
The following tables describe the fees and expenses for the Contract, that you will pay when purchasing, owning, making partial withdrawals from and surrendering the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses without an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	None
Transfer Fee[1]	$15

Contract Owner Transaction Expenses with an Optional Value Endorsement	Maximum Charge
Sales Load Imposed on Premiums (as a percentage of premiums)	None
Surrender Charge[2] (as a percentage of premiums withdrawn)	8.0%
Transfer Fee[1]	$15
1    Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.
2    See the table below.

Length of Time From Each Premium Payment (Number of Years)	Optional 5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	Optional 7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses	Maximum Charge
Administrative Expenses (Annual Rate)[1]	$40
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Base Contract Expenses[2] (as a percentage of average accumulation value)	Maximum Charge
Total Separate Account Annual Expenses - No Optional Value Endorsement	1.10%
Total Separate Account Annual Expenses with 5-Year Optional Value Endorsement	1.00%
Total Separate Account Annual Expenses with 6-Year Optional Value Endorsement	0.95%
Total Separate Account Annual Expenses with 7-Year Optional Value Endorsement	0.90%

Optional Death Benefit Expenses (as a percentage of average accumulation value)	Maximum Charge
Return of Premium Death Benefit	0.25%
Enhanced Death Benefit	0.55%
1    Administrative Expenses consist of a contract maintenance fee. This fee is collected on a quarterly basis ($10 per quarter) at the end of each Contract quarter, on or before the maturity date, and on full surrender. If your accumulation value is greater than $50,000 at the end of Contract quarter, at the time of full surrender or on the maturity date, then we will not charge a Contract maintenance fee.
2    We refer to the base contract expenses as the separate account annual expenses elsewhere in this prospectus. The base contract expenses include a mortality and expense risk charge and an asset based administration expense charge. If you elect an Optional Value Endorsement, the base contract expenses are reduced. See “Charges and Deductions” for more information.

The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Portfolios corresponding to investment options available under the Contract, including their annual expenses, may be found at the back of this document in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”
Annual Portfolio Expenses

	Min	Max
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (before reimbursements and/or fee waivers) as of 12/31/2024	0.44%	2.65%
Expenses after reimbursements and/or fee waivers as of 12/31/2024[1]	0.28%	2.41%
1The Expenses after reimbursements and/or fee waivers as of 12/31/2024 line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce the Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. Reimbursements and fee waivers can be terminated at any time at the option of a Portfolio.
Example
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
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Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$4,355	$13,150	$22,061	$44,860
Example 2: This example shows the charges for a Contract with the Optional 5-Year Value Endorsement (i.e., 1.00% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the highest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$10,557	$17,366	$24,307	$44,047
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$4,257	$12,866	$21,607	$44,047

Example 3: This example shows the charges for a Contract with the Optional 7-Year Value Endorsement (i.e., 0.90% base contract expenses and $40 annual administrative expenses), with the Enhanced Death Benefit (i.e., 0.55%) and the lowest level of portfolio expenses (without waiver of fees or expenses).
(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$9,160	$11,462	$14,019	$22,538
(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$1,960	$6,062	$10,419	$22,538
Example 4: This example shows the charges for a Contract without the Optional Value Endorsement (i.e., 1.10% base contract expenses and $40 annual administrative expenses), without the Enhanced Death Benefit and the lowest level of portfolio expenses (without waiver of fees or expenses).
Whether or not you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,860	$5,756	$9,904	$21,480
The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Short-Term Investment Risk. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. Withdrawals and surrenders may be subject to a surrender charge (see “Optional Value Endorsement Risk” below), taxes and tax penalties (see “Adverse Tax Consequences Risk” below), and will also reduce the value of your death benefit (see “Death Benefits Risk” below), and these charges and reductions could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen. The accumulation value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each investment option. This risk could have a significant negative impact on certain benefits and guarantees under Contract. The investment risks are described in the prospectuses for the investment options.
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Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promised.
Adverse Tax Consequences Risk. Generally, a Contract’s earnings are not taxed until you take them out. For Federal tax purposes, if you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different tax consequences may apply for a Qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on the taxable portion of the payment. The annuity payments you receive after annuitization are considered partly a return of your original investment so that part of each payment is not taxable as income until the “investment in the Contract” has been fully recovered.
Death Benefits Risk. Withdrawals from the Contract will reduce the value of your death benefit and could reduce the value of the Return of Premium Death Benefit or the Enhanced Death Benefit by more, even significantly more, than the amount withdrawn. If you elect an optional death benefit for an additional charge, it is possible that the amount payable at death will be no greater than the amount that would be payable under the Accumulation Value Death Benefit, for which there is no charge. Withdrawals will also reduce the likelihood of increasing the Enhanced Death Benefit through a step up on any eligible Contract Anniversary.
Optional Value Endorsement Risk. If you elect an Optional Value Endorsement, your withdrawals will be subject to a surrender charge on amounts in excess of the free withdrawal amount during the surrender charge period you selected in exchange for reduced Base Contract expenses for the life of your Contract. If you take withdrawals during the surrender charge period, it is possible the surrender charges assessed will be greater than the savings provided by this fee reduction over the time you own the Contract. If you do not elect an Optional Value Endorsement, your withdrawals will not be subject to a surrender charge, and you will pay higher Base Contract expenses for the life of your Contract. It is possible that you will pay more in Base Contract expenses over the time you own the Contract than you would have paid in surrender charges had you elected an Optional Value Endorsement.
Contract Changes Risk. We reserve the right, subject to applicable law, to add, remove or substitute the shares of an Investment Portfolio that are held in a Subaccount, and to limit the maximum number of investment options in which you may invest at any one time. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgement, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

We also reserve the right to reject and/or place limitations on the acceptance and allocation of additional premiums. If we do so, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
We also reserve the right to limit transfers in accordance with our policies and procedures to detect and deter frequent transfers.
We may modify or discontinue offering an optional benefit for new elections at any time. We may also modify or end certain benefits under the contract that are not subject to an additional charge, such as the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, upon notice to you.
Catastrophic Events Risk. Catastrophic event risks including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by: causing long-term interruptions in our service and the services provided by our significant vendors; creating economic uncertainty, and reducing or halting economic activity; disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments; increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance. The extent to which these types of catastrophic events may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Cyber-Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). Cybersecurity risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely
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affect us and your accumulation value. For instance, cyberattacks may: interfere with our processing of Contract transactions, including the processing of internet transactions or transactions with the underlying portfolios; impact our ability to calculate accumulation unit values or the ability of the underlying portfolios to calculate share values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.
FEATURES OF LIVEWELL VARIABLE ANNUITY
The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments. The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.
The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”). This Contract does not offer any additional tax benefits when purchased under a qualified plan. See “Suitability of the Contract” section for more detailed information.
Replacing an existing annuity with the Contract may not be of financial benefit to you. Your existing annuity may be subject to fees or penalties on surrender. Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.
This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this Contract:
•    if you are looking for a short-term investment; or
•    if you cannot risk getting back less money than you put in.
Your “Free Look” Right
You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations. See “Free Look” section for more details.

Your Accumulation Value
Your accumulation value depends on:
•    the amount and frequency of premium payments,
•    the selected investment option’s investment experience,
•    partial withdrawals, and
•    charges and deductions.
You bear the investment risk under the Contract. There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.
Flexible Premium Payments
You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums. The minimum initial premium for a Contract is $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.
Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
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Investment Choices
You allocate your accumulation value to the investment options of our separate account available under this Contract, each of which invests in a Portfolio. Currently, we do not limit the maximum number of investment options in which you may invest. However, we reserve the right to limit the maximum number of investment options invested in at any one time.
Information regarding each Portfolio, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.), (iii) its investment adviser and any sub-adviser, (iv) current expenses, and (v) performance is available in an appendix to the prospectus. See “APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.” Each Portfolio has issued a prospectus that contains more detailed information about the Portfolio, which are available online at www.srslivewell.com/prospectus or delivered (in paper or electronic format) upon request at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
Each Portfolio pays a different investment management or advisory fee and has different operating expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for the Portfolio.
We allocate your premiums and investment allocations to the investment options you choose. The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.
Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios). These risks and harmful effects include:
•    dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
•    an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and
•    increased brokerage and administrative expenses.
In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.
Surrenders and Partial Withdrawals
You may generally withdraw all or part of your surrender value at any time, before annuity payments begin. Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable. You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect. See “Free Withdrawal Amount” section for more information.
If you elect the Optional Value Endorsement, then we will deduct surrender charges for partial withdrawals in excess of the free withdrawal amount, or full surrenders (including annuitizations) during the surrender charge period. Partial withdrawals will reduce your net premium, remaining premium, and accumulation value as well as the death benefit on this Contract. See “Surrenders and Partial Withdrawals” section within the "Detailed Information About the Contract" section for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement (including surrenders to begin annuity payments).
If you do not elect the Optional Value Endorsement, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.
You may also elect a systematic withdrawal option. See “Systematic Withdrawals” section.
A partial withdrawal or surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1⁄2. Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. See “FEDERAL TAX STATUS” section, and “Electing an Annuity Payment Option” section. Partial withdrawals could reduce the death
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benefit significantly and also the potential for increases in the enhanced death benefit. Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.
Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order. In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require. Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Death Benefit
The LiveWell Variable Annuity Contract pays the elected death benefit when the owner dies before the maturity date, if the Contract is still in-force. The death benefit is equal to:
a) the accumulation value death benefit, which equals the accumulation value;
b) if elected for additional charge, the return of premium death benefit, which equals the greater of accumulation value or net premium; or
c) if elected for additional charge, the enhanced death benefit, which equals the greatest of accumulation value, net premium, or the annual step-up value.
The death benefit options can only be elected at the time of application. If no election is made, the accumulation value death benefit (or, for Contracts purchased prior to January 1, 2021, the return of premium death benefit) will apply. The death benefit is determined at the time we receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order. Net premiums referenced above are reduced on a proportionate basis, not on a dollar for dollar basis, for partial withdrawals. Partial withdrawals, including required minimum distributions, will reduce the death benefit by the same proportion that the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of withdrawal, and could be reduced significantly. State premium taxes may also be deducted from all death benefit proceeds. See the “Death Benefit” section.
In the case of multiple primary beneficiaries, the amount received by each primary beneficiary will be their proportional share of the death benefit as of each primary beneficiary’s required documentation is in good order. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums,
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and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
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ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY
SUITABILITY OF THE CONTRACT
Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule). In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the Contract is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes. Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.
This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.
OTHER PRODUCTS
We may offer other variable annuity contracts through our separate account that also invest in some of the same portfolios. These annuity contracts may have different charges and may offer different benefits. We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs. To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.
INQUIRIES AND CORRESPONDENCE
If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:
P.O. Box 9261
Des Moines, Iowa 50306-9261
Phone : (866) 747-3421 (toll-free)
Fax : (866) 511-7038 (toll-free)
You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price. The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833.
The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center. You bear those risks.
Facsimile, internet, and telephone correspondence and transaction requests may not always be available. Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.
ELECTRONIC ACCOUNT INFORMATION
You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address
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P.O. Box 9261, Des Moines, Iowa 50306-9261 or by telephone at (866) 747-3421. Prospectuses and shareholder reports for investment options are available online at srslivewell.com/prospectus.
STATE VARIATIONS
Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract. See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX C – STATE VARIATIONS”. All material state variations are disclosed in Appendix C to this prospectus.
OUR SEPARATE ACCOUNT C AND ITS INVESTMENT OPTIONS
The separate account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The separate account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our separate account available under this Contract (some restrictions may apply). Your accumulation value in a subaccount will vary based on the investment experience of the corresponding investment portfolio in which the subaccount invests. There is a risk of loss of the entire amount invested. You bear the risk of any decline in accumulation value of your Contract resulting from the performance of the investment options you have chosen.
Information regarding each Investment Portfolio, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” of this prospectus. Appendix A also includes information about “closed” investment options.
Our separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information. You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio. The portfolios’ prospectuses (or summary prospectuses) are available online at www.srslivewell.com/prospectus. You can also receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-3833.
The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio. Owners, through their indirect investment in the portfolios, bear the costs of these fees. The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios. Midland National and its affiliates may profit from these payments.
AMOUNTS IN OUR SEPARATE ACCOUNT
The amount you have in each investment option is represented by the value of the accumulation units. The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you. Amounts allocated, transferred or added to the investment options are used to purchase accumulation units. Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option. Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when an owner dies. We also redeem units to pay for certain charges.
We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day. The number of accumulation units credited to you will not vary because of changes in accumulation unit values.
The accumulation units of each investment option have different accumulation unit values. We determine accumulation unit values for the investment options at the end of each business day. The accumulation unit value for each investment option is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.
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Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses. The accumulation unit values also reflect the daily asset charges we deduct from our separate account. Additional information about the accumulation unit values is contained in the SAI.
WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT
We own the assets of our separate account and use them to support your Contract and other variable annuity contracts. We may permit charges owed to us to stay in the separate account. Thus, we may also participate proportionately in the separate account. These accumulated amounts belong to us and we may transfer them from the separate account to our general account. The assets in the separate account equal to the reserves and other liabilities of the separate account may not be charged with liabilities arising out of our other business. The obligations under the Contracts are our obligations, and we are obligated to pay all amounts promised to investors under the Contracts, subject to our financial strength and claims-paying ability. The income, gains and losses (realized and unrealized) of the separate account are credited to or charged against the separate account without regard to our other income, gains, or losses. Under certain unlikely circumstances, one investment option of the separate account may be liable for claims relating to the operations of another investment option.
OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT
We have the right to modify how we operate the separate account. In making any changes, we may not seek approval of owners (unless approval is required by law). We have the right to:
•    add investment options to, or remove investment options from our separate account;
•    combine two or more investment options within our separate account;
•    withdraw assets relating to our variable annuities from one investment option and put them into another. However, if required, we would first seek approval from the Securities and Exchange Commission;
•    eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company. This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the separate account’s purposes. However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;
•    end the registration of our separate account under the Investment Company Act of 1940;
•    operate our separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and
•    operate our separate account or one or more of the investment options in any other form the law allows, including a form that allows us to make direct investments. In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.
If any changes are made that result in a material change to any investment option, then you will be notified. We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios, subject to legal and regulatory requirements.
If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund investment option.
If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.
You may want to transfer the amount in that investment option as a result of changes we have made. If you do wish to transfer the amount you have in that investment option to another investment option of our separate account, then you may do so, without charge, by writing to our Customer Service Center. At the same time, you may also change how your premiums are allocated.
DETAILED INFORMATION ABOUT THE CONTRACT
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REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
If your application is complete and in good order (see “Administrative Procedures” section, then we will accept or reject it within two business days of receipt. If the application is incomplete, then we will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded. While your premium is in that account, your premium is not protected from claims of our general creditors.
We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period. If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.
There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our separate account.
We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect your investment performance and accumulation value. To obtain more information about these other contracts, contact our Customer Service Center.
FREE LOOK
You may cancel your Contract within your ten (10) day Free Look period. We deem the Free Look period to expire 10 days after you have received your Contract. Some states and situations may require a longer Free Look period. There are no investment restrictions during the Free Look period.
To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center. If you cancel your Contract, then we will return:
•    The accumulation value (which may be more or less than the premium payments you paid), or
•    If greater and required by your state, your premiums minus any partial withdrawals.

See Appendix C - State Variations for more information.
TAX-FREE “SECTION 1035” EXCHANGES
You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract, other charges may be higher (or lower), and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it.
If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2011-38, effective for transfers that are completed on or after October 24, 2011. Under Revenue Procedure 2011-38: (1) the period of time after which cash can be withdrawn from either contract is 180 days beginning on the date of the transfer and (2) annuity payments that satisfy the newly enacted partial annuitization rule under Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.
You should consult with and rely upon a tax adviser if you are considering a contract exchange.
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PREMIUM PAYMENTS
You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000. You may make additional payments of $1,000 or more at any time after the free-look period. By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month. Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000. In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval. This limit is calculated for each annuitant or owner and is based on all active annuity contracts.
Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders). We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.
The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 9261, Des Moines, Iowa 50306-9261.
Allocation of Premium Payments
You will specify your desired premium allocation on the Contract’s application form. Your instructions in your application will dictate how to allocate your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions. We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.
Changing Your Premium Allocation Percentages
You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make. We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center. Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise. (See “Dollar Cost Averaging” section).
YOUR ACCUMULATION VALUE
Your accumulation value is the sum of your amounts in the various investment options. Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract. Transaction charges are made on the effective date of the transaction. Charges against our separate account are reflected daily.
There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our separate account. You bear the investment risk. An investment option’s performance will cause your accumulation value to go up or down each valuation period.
Transfers of Accumulation Value
You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted. The minimum transfer amount is $100 or 100% of the investment option if less than $100. The minimum amount does not have to come from or be transferred to just one investment option. The only requirement is that the total amount transferred that day equals the transfer minimum.
Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period. If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.
For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” section. Transfers may be delayed under certain circumstances. See “When We Pay Proceeds from This Contract” section. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If
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assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.
TRANSFER LIMITATIONS
Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners. In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect our owners and the portfolios from potentially harmful trading activity, we have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the separate account that may adversely affect other owners or portfolio shareholders.
More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading. We currently define excessive trading as:
•    More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”. Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.
•    Six round-trips involving the same investment option within a twelve month period.
We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days. We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days. If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.
We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies. Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors. For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.
In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.
To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, we will attempt to contact you by telephone for further instructions. If we are unable to contact you within 5 business days after we have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option. You should also be aware that as required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract. Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy. This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family. We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given
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periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity. We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).
We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others. We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others. For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.
Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.
SURRENDERS AND PARTIAL WITHDRAWALS
You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order. The surrender value is the separate account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted. Surrenders may be restricted by a retirement plan under which you are covered. Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500. If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn. A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.
You may request partial withdrawals up to $50,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.
Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.
Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid. In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.
Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.
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We will generally pay the surrender or partial withdrawal amount from the separate account within seven days after we receive a properly completed surrender or partial withdrawal request in good order. See “Administrative Procedures” section. We may defer payment for more than seven days when:
•    trading on the New York Stock Exchange is restricted as defined by the SEC;
•    the New York Stock Exchange is closed (other than customary weekend and holiday closing);
•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;
•    for such other periods as the SEC may by order permit for the protection of owners; or
•    your premium check has not cleared your bank.
See “When We Pay Proceeds from This Contract” section.
If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.
Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.
Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” section.
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the contract.
Death Benefits

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions / Limitations
Accumulation Value Death Benefit***	Pays the accumulation value.	Standard for Contracts issued on or after January 1, 2021	None	•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
Return of Premium Death Benefit***	Pays the greater of the accumulation value or net premium.	Optional for Contracts issued on or after January 1, 2021	0.25%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected.
		Standard for Contracts issued prior to January 1, 2021		•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

Enhanced Death Benefit***	Pays the greatest of the accumulation value, net premium, or the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.*	Optional	0.55%**	•Can only be elected at the time of application.
•Maximum owners issue age for this benefit is age 80.
•Withdrawals could reduce the benefit by more, even significantly more, than the amount withdrawn.

*    See “APPENDIX B – DEATH BENEFIT EXAMPLES.”
** As a percentage of average accumulation value.
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*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center

Optional Surrender Charge (Fee Reduction)

Name of Benefit	Purpose	Maximum Surrender Charge	Brief Description of Restrictions / Limitations
Optional 5-Year Value Endorsement***	In exchange for a fee reduction (-0.10% annual expenses), a 5-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 5 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

Optional 6-Year Value Endorsement***	In exchange for a fee reduction (-0.15% annual expenses), a 6-year surrender charge schedule will apply to all premium payments made to the Contract.	7%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 6 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.
•The Optional 6-Year Value Endorsement is not offered on Contracts issued on or after May 1, 2020.

Optional 7-Year Value Endorsement***	In exchange for a fee reduction (-0.20% annual expenses), a 7-year surrender charge schedule will apply to all premium payments made to the Contract.	8%**
•A surrender charge will be deducted from any applicable partial withdrawal or surrender made within the first 7 years of each premium payment that exceeds the penalty free withdrawal amount. You may only add this optional benefit at the time of application.

** As a percentage of Premium Withdrawn. See “Summary – Fee Table – Transaction Expenses.”
*** Benefit availability may vary by financial intermediary. See Appendix D - Financial Intermediary Variations. You may also obtain information about the benefits that are available through your financial intermediary by contacting your financial professional or our Customer Service Center
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Other Standard Benefits with No Additional Fee

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (“DCA”) Program	Enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options.	•Accumulation value must be at least $10,000 to initiate the DCA program.
•The minimum monthly amount to be transferred using DCA is $100.
•Only one active DCA program is allowed at a time.
•DCA and portfolio rebalancing are not available at the same time.
Portfolio Rebalancing Program	Allows you to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.	•Portfolio Rebalancing program is not available when there is an active DCA program.
•The accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Systematic Withdrawals	Allows you to have a portion of the accumulation value withdrawn automatically.
•If you have elected the Optional Value Endorsement, then a surrender charge (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each premium payment.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 7 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” section for more information.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period. The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.
You can stop or modify the systematic withdrawals by sending us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the surrender value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age
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59 1⁄2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
DOLLAR COST AVERAGING
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program. The minimum monthly amount to be transferred using DCA is $100.
This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets.
Only one active DCA program is allowed at a time. You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account. The source account must have a minimum of $1,200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source account from which transfers will be made,
•    the total monthly amount to be transferred to the other investment options, and
•    how that monthly amount is to be allocated among the investment options.
Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source account will be available for transfer under the DCA program.
If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month. If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received. DCA will not begin until the end of the free look period.
You may stop the DCA program at any time by sending us written notice. We reserve the right to end the DCA program by sending you one month’s notice. You may not elect a DCA program with the Portfolio Rebalancing option.
We do not charge any specific fees for you to participate in a DCA program.
PORTFOLIO REBALANCING
The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a preset percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages. Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We reserve the right to end the portfolio rebalancing program by sending you one month’s notice. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
There is no charge for portfolio rebalancing transfers.
DEATH BENEFIT
If an owner dies before the maturity date and while the Contract is still in-force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order. Once you choose a death benefit, you cannot change it.
For non-qualified contracts, if an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.
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Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.
If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you selected one or both of the optional benefit riders available for an additional charge when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional benefit rider(s) will terminate and the charge(s) for the optional benefit rider(s) will no longer be deducted under the continued Contract. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. All Surrender Charges are waived under the continued Contract.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.
The amount of the death benefit will be calculated on the business day that our Customer Service Center receives a complete death benefit claim based on the election made at the time of application. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law. If no optional death benefit is elected, the death benefit is the accumulation value at the time we receive the required documentation in good order for each primary beneficiary. If the Return of Premium Death Benefit is elected, the death benefit is the greater of the accumulation value and net premiums determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value and net premiums is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order. If the Enhanced Death Benefit is elected, the death benefit is the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value, determined at the time the first primary beneficiary claim is in good order. Once the greater of the accumulation value, net premiums, and the Enhanced Death Benefit value is determined, each remaining primary beneficiary’s proportion of the death benefit is subject to the performance of the elected investment options until required documentation for their portion of the death benefit is in good order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market short-term investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.
If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.
If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions. State premium taxes may be deducted from the death benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
For Contracts issued prior to January 1, 2021, the return of premium death benefit is the standard death benefit included in the mortality and expense risk charge that we deduct equal to 1.00% per annum. The amount of such death benefit would be calculated based on the greater of the accumulation value or net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim. See “Return of Premium Death Benefit.”
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ACCUMULATION VALUE DEATH BENEFIT
For Contracts issued on or after January 1, 2021, this is the default death benefit at the time of application. There is no additional charge for this death benefit. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant.
If you elect this benefit, the death benefit will be the accumulation value when our Customer Service Center receives all required documentation in good order.
The accumulation value death benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    when the Contract terminates, including if accumulation value reaches zero;
3)    if you surrender or annuitize your Contract; or
4)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract.
RETURN OF PREMIUM DEATH BENEFIT
You may elect this benefit at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.25% (1.00% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this benefit is age 90 if the Optional Value Endorsement is not elected and is age 85 if the Optional Value Endorsement is elected. For joint owners, the issue age is the oldest of the joint owners and for non-natural owner the issue age is based on the age of the annuitant. This benefit is the standard death benefit for Contracts issued prior to January 1, 2021.
If you elect the return of premium death benefit, the death benefit will be the greater of:
1.    The accumulation value or
2.    net premium.
Partial withdrawals including required minimum distribution will reduce the death benefit by the same proportion that the accumulation value would be reduced by the partial withdrawal. The death benefit could be reduced by more than the amount of the withdrawal and could be reduced significantly. See Appendix B - Death Benefit Examples for more information.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the return of premium death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if accumulation value reaches zero;
4)    if you surrender or annuitize your Contract; or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The return of premium death benefit is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
ENHANCED DEATH BENEFIT
You may elect this benefit only at the time of application for an additional charge. Electing this benefit will increase the 0.75% mortality and expense risk charge, which is part of the separate account annual expenses, by 0.55% (1.30% total mortality and expense risk charge). See “Charges and Deductions” for more information about the mortality and expense risk charge. The maximum owners issue age for this endorsement is age 80, for joint owners, the issue age is the oldest of the joint owners and for a non-natural owner the issue age is based on the age of the annuitant.
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If you elect the enhanced death benefit, for the first Contract year, the death benefit equals the initial premium adjusted for any additional premiums and partial withdrawals. Each Contract anniversary thereafter, an annual step-up value will be calculated and become the new enhanced death benefit value for that Contract year. The Enhanced Death Benefit value steps up to the greatest of:
a.    The accumulation value;
b.    net premium; and
c.    the annual step-up value from the most recent prior Contract anniversary, adjusted for any additional premiums and partial withdrawals.
The greatest of (1), (2) or (3) becomes the new enhanced death benefit value for that Contract year. The endorsement effectively sets the enhanced death benefit value at the highest Contract anniversary accumulation value, net premium or annual step-up value achieved during the step-up process period up to the current period, if no partial withdrawals were taken and no additional premiums were made.
The step-up process stops at the earlier of the contract anniversary following attained age of 86 or death of the owner (or oldest owner for jointly owned Contracts). If the owner is a non-natural owner then the step-up stops at the earliest of the contract anniversary following attained age 86 or death of annuitant. After the step-up process stops, the enhanced death benefit value will continue to be increased for any additional premiums, and reduced pro-rata for any withdrawals. See “APPENDIX B – DEATH BENEFIT EXAMPLES” for more information.
Any partial withdrawals, including required minimum distributions, will reduce the enhanced death benefit by the same proportion the accumulation value was reduced by the partial withdrawal. The death benefit could be reduced by an amount greater than the withdrawal and could be reduced significantly.
This benefit will terminate:
1)    upon death of the owner. In the case of joint owners, upon the first death. In the case of a non-natural owner, upon death of the annuitant;
2)    upon change in ownership, in which case the accumulation value death benefit will thereafter apply. Also, if the enhanced death benefit exceeds the accumulation value upon spousal continuation, the accumulation value will be increased to such higher amount and the amount of such increase will be allocated among Investment Options in accordance with the current allocations for the Contract;
3)    when the Contract terminates, including if the accumulation value reaches zero;
4)    if you surrender or annuitize your Contract. or
5)    on the maturity date of the Contract.
The daily charge will be deducted from the Contract’s accumulation value prior to the termination of the Contract. The Enhanced Death Benefit value is only available as a death benefit and is not part of the accumulation value, surrender value or available for withdrawal.
CHARGES, FEES AND DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE
We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.75%. This charge is included in the base contract expenses in the “Fee Table” section of the prospectus. If you elect one of the optional death benefits available for an additional charge, the mortality and expense risk charge is increased by the charge for the optional death benefit you elected. The investment option’s accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

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ASSET BASED ADMINISTRATION CHARGE
We deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the separate account. This charge is included in the base contract expenses in the “Fee Table” section of the prospectus. We deduct this charge proportionally from each investment option. This charge is for our record keeping and other expenses incurred in maintaining the Contracts.
QUARTERLY CONTRACT MAINTENANCE FEE
We may deduct a quarterly Contract maintenance fee of $10. This charge is included in the administrative expenses in the “Fee Table” section of the prospectus. This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender. If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary, at full surrender or on the maturity date, no quarterly Contract maintenance fee is charged. If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.
TRANSFER CHARGE
We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.
CHARGES IN THE PORTFOLIOS
The fund companies charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.
In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.
STATE PREMIUM TAXES
Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity. State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state. This range is subject to change. The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico. These states and jurisdictions are subject to change.
OTHER TAXES
At the present time, we do not make any charges to the separate account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such separate account or to the Contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.
OPTIONAL VALUE ENDORSEMENT – SURRENDER CHARGES
Please note: Owners who have a Contract without an Optional Value Endorsement can make withdrawals at any time and in any amount without being assessed a surrender charge.
If you elect the Optional 5- or 7-Year Value Endorsement on your application, you elect to add a 5- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment). In exchange for a 5- or 7-year declining surrender charge for each premium payment, we will reduce the separate account annual expenses by 0.10% (5-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fee Table” of this prospectus. This reduction will lower the total fees deducted from your separate account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period. For Contracts issued prior to May 1, 2020, the Optional 6-Year Value Endorsement, which reduces the separate account annual expenses by 0.15% in exchange for a 6-year surrender charge period, was also available for election.
If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount. This charge partially reimburses us for the costs of selling and distributing this Contract. These include commissions and the costs of
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preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).
The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender. When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any. In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.
For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:
1)    First from premium payments no longer subject to a surrender charge;
2)    Then from the free withdrawal amount on a FIFO basis;
3)    Then from premium payments subject to a surrender charge on a FIFO basis; and
4)    Earnings, if any.
The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.
The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%
No surrender charge will be assessed upon:
(a)    payment of death benefits;
(b)    exercise of the free look right;
(c)    withdrawal less than or equal to the free withdrawal amount.
The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium amount.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.
The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.
Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount. The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column) is given in the second column of the table below.
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Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0
Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.
Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000. An additional premium of $50,000 is made on the 3rd Contract anniversary. If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.
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Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 – 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0
Free Withdrawal Amount
Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year. The free withdrawal amount is determined at the
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beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” section.
Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.
If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” section.
FEDERAL TAX STATUS
INTRODUCTION
NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract. You should consult your own tax advisor about your own circumstances. We have included an additional discussion regarding taxes in the SAI.
ANNUITY CONTRACTS IN GENERAL
Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.
Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).
You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.
When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner who is not a natural person should discuss these with a tax advisor.
Qualified and Non-Qualified Contracts
If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.
•    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity. Distributions from an IRA are generally subject to tax and, if made before age 59 1⁄2, may be subject to a 10% penalty tax.
•    Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period,
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regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.
Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option. Please refer to the SAI for detailed information on when distributions must begin from qualified contracts and how death benefit proceeds must be distributed.
Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner (or the annuitant if the owner is a non-natural person) in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland National may modify the contract to attempt to maintain favorable tax treatment.
Owner Control
In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the separate account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. If the contract owner is deemed to have “investor control” over the underlying investment options, then the contract owner will be taxed currently on income and recognized gains under the Contract. The IRS has issued Revenue Ruling 2003-91 providing a safe harbor when the facts of the ruling are present. The ruling goes on to state that whether a contract owner has sufficient investor control over the assets depends on the facts and circumstances. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.
Surrenders and Partial Withdrawals
If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments. When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Different rules apply for annuity payments. See “Annuity Payments” below.
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of your non-deductible premium payments. In many cases, the “investment in the contract” under a Qualified Contract is zero.
The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:
•    paid on or after the taxpayer reaches age 59 1⁄2;
•    paid after an owner dies;
•    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
•    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•    paid under an immediate annuity; or
•    which come from premium payments made prior to August 14, 1982.
Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.
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Multiple Contracts
All nonqualified annuity contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.
Withholding
Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability. The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.
Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.
If, after annuitization, annuity payments stop because an annuitant has died, the excess (if any) of the “investment in the contract” is generally allowable as a deduction for your last taxable year.
If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. Such distribution rules apply to Non-Qualified Contracts. Other rules relating to distributions at death apply to Qualified Contracts. State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” section for more information.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract are intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Investment Income Surtax
Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the investment income tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Definition of Spouse under Federal Law
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax
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withholding at a 30% rate, unless a lower treaty rate applies. In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:
•    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
•    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.
Transfers of Non-Qualified Contracts for less than full and adequate consideration by the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income. This provision does not apply to transfers between spouses or transfers incident to a divorce.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.
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MATURITY DATE
The maturity date is the date on which income payments will begin under the annuity option you have selected. The earliest possible maturity date under the Contract is the first Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes). The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday. You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center. We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser. An investor cannot withdraw any Contract value amounts after the annuity commencement date.
If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:
1. take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or
2. convert the accumulation value, less any state premium tax and any surrender charge, into an annuity payable to the payee under one of the payment options as described below.
Electing an Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option. The first monthly annuity payment will be made within one month after the maturity date.
Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.
Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. We reserve the right to change the payment frequency so that payments are at least $100.
The annuitant’s actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.
Annuity payment options will be subject to our rules at the time of selection. We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes:

•    rules on the minimum amount we will pay under an option;
•    minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);
•    the naming of people who are entitled to receive payment and their beneficiaries; and
•    the ways of proving age, gender, and survival.
You must elect the payment option at least 30 days before the maturity date.
If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules. Consult a tax advisor before electing such an option.
Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment option. The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.
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Payment Options
The following four payout options are available:
1.    Income for Specified Period: We pay installments for a specified period of 5 to 20 years. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts. Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.
2.    Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted. The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.
3.    Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
a.    Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the annuitant is alive. Therefore, if the annuitant dies after the first payment, then only one payment will be made.
b.    Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.
4.    Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.
ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE COMPANY
We are Midland National Life Insurance Company, a stock life insurance company. Our Principal Office address is:
Midland National Life Insurance Company
8300 Mills Civic Parkway
West Des Moines, IA 50266
Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Exemption from Exchange Act Reporting

We are relying on the exemption provided by Rule 12h-7 under the 1934 Act. In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the 1934 Act.
Our Financial Condition
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments. We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.
The amount of any death benefit in excess of your accumulation value is funded by our General Account assets, which are not insulated from the claims of our creditors like the assets of the separate account. We are solely responsible for paying all amounts promised to you under the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information (“SAI”). You can obtain a free copy of the SAI by writing to us at our Customer Service
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Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038. The overnight mailing address is Midland National 8300 Mills Civic Parkway, West Des Moines, Iowa, 50266-3833.
PORTFOLIO VOTING RIGHTS
We invest the assets of our separate account investment options in shares of the portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, we may vote:
•    to elect the Funds’ or Trust’s Board of Directors/Trustees,
•    to ratify the selection of independent auditors for the portfolios,
•    on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
•    in some cases, to change the investment objectives and contracts.
Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.
The funds companies will determine if and how often shareholder meetings are held. As we receive notice of these meetings, we will ask for your voting instructions. The portfolios are not required to and generally do not hold a meeting in any given year.
If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio. We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.
HOW WE DETERMINE YOUR VOTING SHARES
You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested. We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.
If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions. In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES
Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action. If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners. If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.
OUR REPORTS TO OWNERS
We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.
Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions in compliance with applicable regulatory requirements.
You should promptly notify our Customer Service Center of any errors or discrepancies. We will review and correct any errors.
We also currently intend to send you semi-annual reports with financial information on the portfolios.
CONTRACT PERIODS, ANNIVERSARIES
We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page. Each Contract month, Contract quarter and Contract year begins on the same day in each month,
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quarter and year respectively. For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.
DIVIDENDS
We do not pay any dividends on the variable annuity Contract described in this prospectus.
CHANGE OF ADDRESS NOTIFICATION
To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses. We may also call you to verify the change of address.
MODIFICATION TO YOUR CONTRACT
Upon notice to you, we may modify your Contract to:
(a) permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;
(b) assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
(c) reflect a change in the operation of the separate account; or
(d) provide additional investment options.
In the event of such modifications, we will make an appropriate endorsement to the Contract.

YOUR BENEFICIARY
You name your beneficiary in your Contract application. The beneficiary is entitled to the death benefit of the Contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the owner’s lifetime. We must receive written notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us. We will not be liable for any payment made before we receive and accept the written notice. If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.
If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.
ASSIGNING YOUR CONTRACT
You may assign your rights in a Non-Qualified Contract. You must send a copy of the assignment to our Customer Service Center. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.
This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This Contract may not be traded on any stock exchange or secondary market.
WHEN WE PAY PROCEEDS FROM THIS CONTRACT
We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.
We may delay payment or transfers for one or more of the following reasons:
•    We cannot determine the amount of the payment,
•    the New York Stock Exchange is closed,
•    trading in securities has been restricted by the SEC,
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•    an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,
•    The SEC by order permits us to delay payment to protect our owners, or
•    Your premium check(s) have not cleared your bank.
If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS
We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts. We pay commissions to Sammons Financial Network for sales of the Contracts.
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.
Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of the Contract. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.
Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.
We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers. Commissions and other incentives or payments described above are not charged directly to you or the separate account but they are reflected in the fees and charges that you do pay directly or indirectly.
REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.
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We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

LEGAL PROCEEDINGS
Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the separate account, on the ability of Sammons Financial Network, LLC. to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

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APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/individual-investors-va-prospectuses. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2024)
Type	Portfolio and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
Alliance Bernstein Variable Product Series Advisor: AllianceBernstein LP
Asset Allocation	AB VPS Dynamic Asset Allocation B2,3	1.10	10.43	3.15	3.82
Small Company	AB VPS Small Cap Growth B2,3	1.15	18.44	7.28	10.34
Small Company	AB VPS Discovery Value B	1.06	9.72	8.57	7.36
The Alger Portfolios Advisor: Fred Alger Management, LLC
Aggressive Growth	Alger Capital Appreciation S	1.20	47.77	17.55	15.30
ALPS Variable Investment Trust Advisor: ALPS Advisors, Inc.
Specialty - Natural Resources	ALPS/Alerian Energy Infrastructure III[2]	1.30	40.60	14.15	5.07
Growth and Income	ALPS/Red Rocks Global Opportunity III[2,3]	2.41	18.01	7.91	9.07
American Funds Insurance Series Advisor: Capital Research and Management Company
Asset Allocation	American Funds IS® Asset Allocation 4	0.80	16.11	8.04	8.05
Growth	American Funds IS® Capital Income Builder®4[2]	0.78	9.93	5.75	5.17
World Stock	American Funds IS® Capital World Growth & Income 4	0.91	13.70	7.04	8.17
Balanced	American Funds IS® Global Balanced 4	1.02	6.32	4.56	5.65
World Stock	American Funds IS® Global Growth 4	0.91	13.39	9.49	10.46
Small Company	American Funds IS® Global Small Cap 4	1.16	2.12	2.74	5.54
Growth	American Funds IS® Growth 4	0.84	31.30	18.53	16.29
Growth and Income	American Funds IS® Growth-Income 4	0.78	23.92	12.73	11.93
Foreign Stock	American Funds IS® International 4	1.03	2.93	0.97	3.75
Foreign Stock	American Funds IS® International Growth And Income 4[2]	1.03	3.11	2.28	3.73
Growth	American Funds IS® New World 4[2]	1.07	6.33	4.29	5.96
Corporate Bond - General	American Funds IS® The Bond Fund of America 4	0.73	0.98	0.07	1.42
Government Bond - General	American Funds IS® Ultra-Short Bond 4	0.81	4.62	1.76	1.03
Corporate Bond - High Quality	American Funds IS® US Government Securities 4[2]	0.76	0.44	(0.13)	0.84
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Growth and Income	American Funds IS® Washington Mutual Investors 4[2]	0.77	18.85	11.92	9.99
BlackRock Variable Series Funds Advisor: BlackRock Advisors, LLC
Asset Allocation	BlackRock 60/40 Target Allocation ETF VI III[2]	0.56	11.36	6.86	6.48
Growth	BlackRock Advantage Large Cap Core V.I. III[2,3]	0.94	25.11	13.81	12.07
Growth and Income	BlackRock Basic Value V.I. 3[2]	1.02	10.05	8.72	7.48
Equity-Income	BlackRock Equity Dividend V.I. III[2]	0.92	9.71	7.98	8.79
Asset Allocation	BlackRock Global Allocation V.I. III[2]	1.02	8.93	5.72	5.32
Growth	BlackRock Large Cap Focus Growth Equity V.I. III[2]	1.04	31.39	15.88	15.01
Calvert Variable Portfolio Advisor: Calvert Research and Management
Growth and Income	CVT VP S&P 500 Index[2,3]	0.28	24.63	14.21	12.76
Balanced	Calvert VP SRI Balanced F	0.90	18.91	9.03	8.06
Growth	Calvert VP SRI Mid Cap	0.99	10.22	5.05	6.40
Legg Mason Partners Variable Equity Trust Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC
Growth	ClearBridge Variable Growth II3	1.10	12.42	5.83	5.68
Equity-Income	ClearBridge Variable Dividend Strategy II	1.00	16.69	10.69	10.47
Growth	ClearBridge Variable Large Cap Growth II	1.01	27.56	14.46	14.29
Growth	ClearBridge Variable Mid Cap II	1.08	9.73	6.35	7.02
Small Company	ClearBridge Variable Small Cap Growth II	1.05	4.23	5.13	7.66
Columbia Variable Portfolio Advisor: Columbia Management Investment Advisers, LLC
Growth and Income	Columbia VP Contrarian Core 2[2]	0.95	23.10	14.78	12.52
Equity-Income	Columbia VP Dividend Opportunity 2[2]	0.99	15.12	8.62	8.25
Diversified Emerging Markets	Columbia VP Emerging Markets 2[2,3]	1.34	5.45	(1.01)	3.18
Diversified Emerging Markets	Columbia VP Emerging Markets Bond 2	1.00	6.13	0.46	2.66
Corporate Bond - High Yield	Columbia VP High Yield Bond 2[2]	0.89	6.88	3.51	4.50
Growth	Columbia VP Select Large Cap Value 2	0.95	12.58	9.29	8.98
Growth	Columbia VP Select Mid Cap Value 2	1.07	12.27	9.58	8.18
Specialty - Technology	Columbia VP Seligman Global Tech 2[2]	1.20	26.58	20.37	20.25
Growth	Columbia VP Small Cap Value 2	1.11	8.67	10.98	8.98
Multisector Bond	Columbia VP Strategic Income 2[2]	0.94	4.51	1.82	3.10
Government Bond - Mortgage	Columbia VP US Government Mortgage 2	0.71	1.33	(1.06)	0.92
2

Donoghue Forlines Funds Advisor: Donoghue Forlines LLC
Equity-Income	Donoghue Forlines Dividend VIT 1[3]	2.02	12.76	3.75	1.43
Deutsche DWS Variable Series Advisor: DWS Investment Management Americas, Inc
Asset Allocation	DWS Alternative Asset Allocation VIP B	1.21	5.30	3.97	2.83
Growth	DWS Equity 500 Index VIP B2	0.64	24.16	13.79	12.42
Small Company	DWS Small Cap Index VIP B	0.68	10.89	6.77	7.23
Growth	DWS Small Mid Cap Value VIP B2,3	1.17	5.79	5.51	5.20
Eaton Vance Variable Trust Advisor: Eaton Vance Management
Income	Eaton Vance VT Floating-Rate Income Init	1.17	7.68	4.25	3.93
Federated Hermes Insurance Series Advisor: Federated Investment Management Company
Corporate Bond - High Yield	Federated Hermes High Income Bond II S2	1.06	5.85	2.92	4.22
Growth	Federated Hermes Kaufmann II S3	1.80	16.78	4.21	9.09
Growth and Income	Federated Hermes Managed Volatility II S	1.22	15.41	5.07	5.05
Fidelity® Variable Insurance Products Advisor: Fidelity Management & Research Company LLC
Growth	Fidelity® VIP Contrafund Service 2	0.81	33.45	16.74	13.33
Diversified Emerging Markets	Fidelity® VIP Emerging Markets Service 2	1.14	9.71	4.09	5.78
Specialty - Natural Resources	Fidelity® VIP Energy Service 2	0.86	4.02	12.13	4.19
Growth and Income	Fidelity® VIP FundsManager 50% Service 2[2]	0.85	8.38	5.60	5.69
Growth and Income	Fidelity® VIP FundsManager 70% Service 2[2]	0.89	10.68	7.40	7.29
Growth and Income	Fidelity® VIP FundsManager 85% Service 2[2]	0.93	12.38	8.57	8.45
Money Mkt - Government	Fidelity® VIP Government Money Market Service 2[1]	0.52	4.82	2.17	1.44
Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	38.54	18.46	17.92
Growth and Income	Fidelity® VIP High Income Service 2[3]	1.02	8.62	2.47	3.90
Foreign Stock	Fidelity® VIP International Capital Appreciation Svc 2	1.03	7.92	6.61	8.01
Corporate Bond - General	Fidelity® VIP Investment Grade Bond Svc 2	0.63	1.50	0.20	1.68
Growth	Fidelity® VIP Mid Cap Service 2	0.82	17.18	11.06	8.94
Foreign Stock	Fidelity® VIP Overseas Service 2[3]	0.98	4.81	5.50	6.06
Specialty - Real Estate	Fidelity® VIP Real Estate Service 2	0.85	6.25	1.94	3.67
Multisector Bond	Fidelity® VIP Strategic Income Service 2	0.90	5.78	2.54	3.34
Growth	Fidelity® VIP Value Strategies Service 2	0.85	9.16	11.93	9.37
3

Franklin Templeton Variable Insurance Products Advisor: Franklin Advisers, Inc.
Growth	Franklin DynaTech VIP Fund - Class 2	0.90	30.44	13.64	12.67
Specialty - Real Estate	Franklin Global Real Estate VIP 2	1.25	(0.32)	(0.30)	2.30
Growth and Income	Franklin Income VIP 2	0.71	7.20	5.29	5.27
World Stock	Franklin Mutual Global Discovery VIP 2[3]	1.15	4.66	6.42	5.87
Growth	Franklin Mutual Shares VIP 2[3]	0.93	11.27	5.75	5.83
Growth and Income	Franklin Rising Dividends VIP 2	0.90	10.79	10.30	10.44
Asset Allocation	Franklin VolSmart Allocation VIP 2	1.00	11.66	8.54	6.80
Advisor: Templeton Asset Management Ltd. Subadvisor: Franklin Templeton Investment Management Limited
Diversified Emerging Markets	Templeton Developing Markets VIP 2	1.35	7.67	0.88	3.98
Foreign Stock	Templeton Foreign VIP 2	1.07	(1.00)	2.60	2.38
Income	Templeton Global Bond VIP 2[2]	0.75	(11.37)	(4.85)	(2.03)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Advisor: Invesco Advisers, Inc.
Foreign Stock	Invesco Oppenheimer VI International Growth II2	1.25	(1.81)	2.83	4.15
Growth	Invesco V.I. Discovery Mid Cap Growth II	1.12	23.92	9.92	11.29
Small Company	Invesco V.I. Main Street Small Cap II	1.13	12.41	10.22	8.73
Asset Allocation	Invesco VI Balanced-Risk Allocation II2	1.13	3.56	2.51	3.57
Income	Invesco VI Core Plus Bond II2	0.86	2.72	0.08	1.98
Equity-Income	Invesco VI Diversified Dividend II	0.93	12.96	7.37	7.57
Growth and Income	Invesco VI Equally Weighted S&P 500 II	0.59	12.47	10.20	9.64
Equity-Income	Invesco VI Equity and Income II	0.82	11.91	8.12	7.09
World Stock	Invesco VI Global II	1.07	15.78	9.21	9.58
Growth	Invesco VI Main Street II	1.05	23.39	11.81	10.97
Small Company	Invesco VI Small Cap Equity II	1.20	17.85	10.60	7.82
Janus Aspen Series Advisor: Janus Henderson Investors US LLC
Balanced	Janus Henderson VIT Balanced Svc	0.87	15.15	8.06	8.40
Growth	Janus Henderson VIT Enterprise Svc	0.97	15.32	9.61	12.12
Income	Janus Henderson VIT Flexible Bond Svc[2,3]	0.82	1.63	0.09	1.35
Large Growth	Janus Henderson VIT Forty Svc	0.80	28.14	15.12	15.36
Specialty - Technology	Janus Henderson VIT Global Technology & Innovation Svc	0.97	31.76	17.80	19.06
4

World Stock	Janus Henderson VIT Global Research Svc	0.86	23.27	12.07	10.27
Growth	Janus Henderson VIT Mid Cap Value Svc	0.93	12.80	6.86	7.33
Foreign Stock	Janus Henderson VIT Overseas Svc	1.14	5.58	6.95	5.29
Growth	Janus Henderson VIT Research Svc[3]	0.82	34.96	16.49	14.25
John Hancock Variable Insurance Trust Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Manulife Investment Management (US) LLC
Specialty - Financial	JHVIT Financial Industries II2	1.14	29.99	9.18	8.78
Growth	JHVIT Fundamental All Cap Core II3	0.96	23.92	15.87	13.43
Growth and Income	JHVIT Select Bond II2	0.85	1.56	(0.23)	1.29
Multisector Bond	JHVIT Strategic Income Opportunities II2	0.99	2.91	1.55	2.39
Lazard Retirement Series Advisor: Lazard Asset Management LLC
Asset Allocation	Lazard Retirement Global Dynamic Multi Asset Svc[2]	1.05	8.60	2.33	4.35
Foreign Stock	Lazard Retirement International Equity Ser[2]	1.11	5.63	3.57	3.99
Lord Abbett Series Advisor: Lord, Abbett & Co. LLC
Corporate Bond - High Yield	Lord Abbett Series Bond-Debenture VC	0.96	6.72	1.90	3.73
Growth	Lord Abbett Series Developing Growth VC2,3	1.04	22.18	7.27	8.59
Growth and Income	Lord Abbett Series Fundamental Equity VC2, 3	1.08	16.65	8.81	7.91
Income	Lord Abbett Series Short Duration Income VC	0.85	5.14	1.70	2.09
Lincoln Variable Insurance Products Trust Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.
Balanced	LVIP American Century Balanced Service Class[2]	1.02	11.79	6.79	6.50
Mid-Cap Growth	LVIP American Century Cap Appreciation Svc[2]	0.94	24.79	11.27	10.79
Growth and Income	LVIP American Century Disciplined Core Value Service Class	0.96	12.84	7.91	7.97
Government Bond - Treasury	LVIP American Century Inflation Protection Service Class	0.77	1.54	1.22	1.73
Growth	LVIP American Century Mid Cap Value Service Class	1.01	8.52	7.13	7.87
5

Growth	LVIP American Century Ultra® Service Class[2]	0.90	28.62	18.01	16.29
Growth	LVIP American Century Value Service Class[2]	0.86	9.29	8.41	8.01
IVY Variable Insurance Portfolios Advisor: Delaware Management Company Subadvisor: Macquarie Investment Management Austria Kapitalanlage AG
Growth and Income	Macquarie VIP Asset Strategy Svc[2,3]	0.85	12.44	6.56	5.27
Balanced	Macquarie VIP Balanced Svc[3]	1.03	15.60	8.30	7.14
Specialty - Natural Resources	Macquarie VIP Energy Svc[3]	1.17	(5.60)	5.79	(1.89)
Foreign Stock	Macquarie VIP Global Growth Svc[2,3]	1.04	17.08	10.48	9.27
Growth	Macquarie VIP Growth Svc[3]	1.00	23.90	16.13	15.26
Corporate Bond - High Yield	Macquarie VIP High Income Svc[3]	0.96	6.19	3.51	4.13
Foreign Stock	Macquarie VIP International Core Equity Svc[3]	1.11	3.79	4.71	4.24
Growth	Macquarie VIP Mid Cap Growth Svc[2,3]	1.10	2.20	7.96	9.88
Specialty - Natural Resources	Macquarie VIP Natural Resources Svc[3]	1.30	(0.58)	5.81	0.98
Specialty - Technology	Macquarie VIP Science and Technology Svc[3]	1.15	30.59	14.05	13.54
Small Company	Macquarie VIP Small Cap Growth Svc[3]	1.14	14.26	6.25	7.53
Growth	Macquarie VIP Smid Cap Core Svc[3]	1.17	14.26	7.79	8.41
World Stock	Macquarie VIP International Ser Std (formerly Delaware VIP International Ser Std)[2,3] Delaware Funds by Macquarie	0.86	3.98	4.75	4.25
Growth	Macquarie VIP Opportunities Ser Standard[3]	0.83	14.63	9.44	8.25
Growth	Macquarie VIP Total Return Ser Std[3]	0.85	10.80	5.56	5.37
MFS® Variable Insurance Trust Advisor: Massachusetts Financial Services Company
Growth	MFS® VIT II Blended Research Core Equity Svc[2]	0.68	25.18	14.86	12.04
Corporate Bond - General	MFS® VIT II Corporate Bond Service[2]	0.88	2.70	0.23	2.27
Diversified Emerging Markets	MFS® VIT II Emerging Markets Equity Svc[2]	1.48	11.31	0.24	3.14
Asset Allocation	MFS® VIT II Global Tactical Allocation Svc[2]	1.08	4.68	2.87	3.66
Foreign Stock	MFS® VIT II International Intrinsic Value Svc[2]	1.14	6.97	4.88	7.26
Specialty - Technology	MFS® VIT II Technology Svc[2]	1.10	36.45	17.46	17.75
Specialty - Real Estate	MFS® VIT III Global Real Estate Service[2]	1.15	(2.92)	0.66	4.47
Growth	MFS® VIT New Discovery Svc[2]	1.12	6.44	4.71	8.92
Specialty - Utility	MFS® VIT Utilities Series Service[2]	1.04	11.34	5.61	6.02
New Age Alpha Variable Funds Trust Advisor: New Age Alpha Advisors, LLC
Small Company	NAA Small Cap Value Series Fund[3]	1.13	8.51	7.56	6.57
6

PIMCO Variable Insurance Trust Advisor: Pacific Investment Management Company LLC
Growth and Income	PIMCO Dynamic Bond Adv	1.14	5.51	2.27	2.47
Growth and Income	PIMCO Global Managed Asset Allocation Portfolio Adv[2]	1.34	10.75	6.03	5.75
Worldwide Bond	PIMCO Global Bond Opportunities (Unhedged) Adv[3]	1.11	(0.60)	(0.43)	0.72
Income	PIMCO Income Advisor	1.13	5.30	2.61	N/A
Growth and Income	PIMCO International Bond (USD-Hedged) Adv	1.38	5.36	1.24	2.41
Growth and Income	PIMCO VIT All Asset Adv[2]	2.29	3.57	4.31	4.25
Growth and Income	PIMCO VIT CommodityRealReturn® Strategy Adv	1.58	3.97	6.98	1.55
Growth and Income	PIMCO VIT Emerging Markets Bond Adv	1.37	7.42	0.82	3.27
Tactical	PIMCO VIT Global Diversified Alloc Adv	1.31	9.02	3.12	4.36
Corporate Bond - High Yield	PIMCO VIT High Yield Adv	0.87	6.78	3.25	4.39
Growth and Income	PIMCO VIT Low Duration Adv	0.79	4.39	0.98	1.18
Worldwide Bond	PIMCO VIT Real Return Adv	0.94	2.03	1.83	2.05
Corporate Bond - General	PIMCO VIT Short-Term Adv	0.76	5.95	2.66	2.30
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[2]	0.91	13.37	8.81	7.67
Growth and Income	PIMCO VIT Total Return Adv	0.85	2.43	(0.13)	1.43
Pioneer Variable Contracts Trust Advisor: Amundi Asset Management US, Inc.
Corporate Bond - General	Victory Pioneer Bond VCT ll	0.89	3.02	0.43	1.73
Equity-Income	Victory Pioneer Equity Income VCT II3	1.08	10.97	6.48	7.99
Corporate Bond - High Yield	Victory Pioneer High Yield VCT II3	1.20	8.51	2.87	3.96
Income	Victory Pioneer Strategic Income VCT II2	1.06	3.88	1.40	2.45
Growth and Income	Victory Pioneer VCT II	1.05	22.31	14.86	13.05
Principal Variable Contracts Funds Advisor: Principal Global Investors, LLC
Growth	Principal Blue Chip 3[2]	1.05	21.00	N/A	N/A
Balanced	Principal Diversified Balanced 3	0.63	9.47	5.63	6.01
Growth	Principal Diversified Growth 3	0.64	12.07	7.44	7.44
Income	Principal Diversified Income 3	0.63	6.86	3.76	4.52
Equity-Income	Principal Equity Income 3	0.89	15.07	8.08	9.16
The Prudential Series Fund Advisor: PGIM Investments LLC
Growth	PSF PGIM Jennison Growth Portfolio II3	1.02	30.35	17.36	15.87
7

Growth	PSF Mid-Cap growth Portfolio II3	1.06		13.78	10.53	9.85
Growth	PSF Natural Resources Portfolio II2,3	0.91		3.95	12.40	3.61
Growth	PSF PGIM Jennison Blend Port II3	0.86		25.80	13.79	11.85
Putnam Variable Trust Advisor: Putnam Investment Management, LLC Subadvisor: Putnam Investments Limited
Large Blend	Putnam VT Core Equity IB	0.95		26.96	16.06	13.17
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB2	1.34		15.77	2.77	4.03
Foreign Large Blend	Putnam VT Focused Intl Eq IB2	1.07		3.30	4.54	5.85
Asset Allocation	Putnam VT George Putnam Balanced IB	0.92		16.73	9.11	8.60
Asset Allocation	Putnam VT Global Asset Allocation IB2	1.11		16.36	8.00	7.00
Health	Putnam VT Global Health Care IB	1.01		1.43	7.94	7.65
High Yield Bond	Putnam VT High Yield IB	1.00	7.00	7.86	3.38	4.25
Foreign Large Blend	Putnam VT International Equity IB	1.10		2.97	4.88	4.74
Foreign Large Value	Putnam VT International Value IB	1.13		5.21	6.81	5.46
Large Growth	Putnam VT Large Cap Growth IB	0.90		33.41	17.91	16.22
Large Value	Putnam VT Large Cap Value IB	0.82		19.14	12.45	10.88
Large Blend	Putnam VT Research IB	0.99		26.28	14.91	13.02
Small Company	Putnam VT Small Cap Growth IB	1.14		23.33	12.97	9.64
Small Company	Putnam VT Small Cap Value IB	1.03		6.20	10.71	8.10
Royce Capital Fund Advisor: Royce & Associates, LP d/b/a Royce Investment Partners
Small Company	Royce Capital Micro-Cap Svc[2,3]	1.46		13.28	10.70	7.02
Small Company	Royce Capital Small-Cap Svc[2]	1.39		3.26	6.93	5.38
Rydex Variable Trust Advisor: Security Investors, LLC d/b/a Guggenheim Investments
Growth and Income	Guggenheim VT Global Managed Futures Strategy	2.05		0.37	3.73	0.75
Growth	Guggenheim VT Multi-Hedge Strategies[2]	1.75		(3.66)	2.43	1.68
Specialty - Health	Rydex Var Biotechnology[3]	1.78		(1.40)	2.11	3.52
Growth	Rydex Var S&P 500 Pure Growth[3]	1.69		26.67	9.44	9.23
Growth	Rydex Var S&P MidCap 400 Pure Growth[3]	1.69		16.15	8.58	6.25
T. Rowe Price Associates, Inc. Advisor: T. Rowe Price Associates, Inc.
Growth	T. Rowe Price Blue Chip Growth Port II2	1.00		35.17	14.18	14.48
Equity-Income	T. Rowe Price Equity Income Port II	0.99		11.38	8.21	8.00
Specialty - Health	T. Rowe Price Health Sciences Port II	1.11		1.42	5.81	8.20
Growth	T. Rowe Price Mid-Cap Growth Port II	1.09		9.04	7.35	9.85
VanEck VIP Trust Advisor: VanEck Associates Corporation
Growth	VanEck VIP Global Resources Fund S	1.31		(3.09)	7.28	0.57
Legg Mason Partners Variable Income Trust
Advisor: Franklin Templeton Fund Advisor, LLC
Subadvisors: Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore

Growth and Income	Western Asset Core Plus VIT II3	0.76		(0.86)	(1.42)	1.21
Corporate Bond - High Yield	Western Asset Variable Global High Yield Bond II3	1.08		6.70	1.81	3.45

8

1During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
2This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.
3This Investment Option is closed to new investors.
9

APPENDIX B – DEATH BENEFIT EXAMPLES
Death Benefit Value Examples
The death benefit value is only available as a death benefit and is not available as a surrender value.
The initial death benefit value on the Contract issue date is equal to the initial premium of the Contract.

Example 1:
This example demonstrates the impact on the death benefit of a decline in the accumulation value due to negative investment performance. During the enhanced death benefit step-up period, on the Contract anniversary, the accumulation value is $80,000, the net premium is $85,000, and the annual step-up value from the most recent prior Contract anniversary adjusted for any additional premiums and partial withdrawals (prior to the step-up) is $95,000.
The enhanced death benefit value after the step-up on the Contract anniversary would stay $95,000, as the current enhanced death benefit is the greatest of:
a.$80,000 accumulation value
b.$85,000 net premium
c.$95,000 annual step-up value from the most recent prior Contract anniversary adjusted for any additional premiums and partial withdrawals

If the death benefit was paid at this time:
•the enhanced death benefit would be $95,000
•the return of premium death benefit would be $85,000
•the accumulation value death benefit would be $80,000

Example 2:
This example demonstrates the impact on the death benefit of an increase in the accumulation value due to positive investment performance. During the enhanced death benefit step-up period, on the Contract anniversary, the accumulation value is $100,000, the net premium is $80,000, and the annual step-up value from the most recent prior Contract anniversary adjusted for any additional premiums and partial withdrawals (prior to the step-up) is $85,000.
The enhanced death benefit value after the step-up on the Contract anniversary would be increased to equal the $100,000 accumulation value, which is the greatest of:
1)$100,000 accumulation value
2)$80,000 net premium
3)$85,000 annual step-up value from the most recent prior Contract anniversary adjusted for any additional premiums and partial withdrawals

If the death benefit was paid at this time:
•the enhanced death benefit would be $100,000
•the return of premium death benefit would be $80,000
•the accumulation value death benefit would be $100,000

Example 3:
This example demonstrates the determination of the enhanced death benefit value on a Contract anniversary after the enhanced death benefit step-up period has ended. After the enhanced death benefit step-up period has ended, on the Contract anniversary, the accumulation value is $185,000, the net premium is $110,000, and the annual step-up value from the most recent prior Contract anniversary adjusted for any additional premiums and partial withdrawals is $115,000.
The enhanced death benefit value would not change and stay at $115,000.

If the death benefit was paid at this time, the death benefit would be $185,000.

Effects of a Partial Withdrawal on Net Premium and the Annual Step-Up Value from the Most Recent Prior Contract Anniversary Examples
Any gross partial surrender amount(s), including required minimum distributions, will reduce both the net premium and the annual step-up value from the most recent prior Contract anniversary by the same proportion as the reduction to the accumulation value.

Example 1:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000, the net premium is $80,000, and the annual step-up value from the most recent prior Contract anniversary is $85,000.
10

After the partial withdrawal, the annual step-up value from the most recent prior Contract anniversary is adjusted to $76,500, which equals the annual step-up value from the most recent prior Contract anniversary prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals: $85,000 [annual step-up value from the most recent prior Contract anniversary prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal]))= $76,500. In this case, the proportional reduction was less than the dollar amount withdrawn.
The net premium, after the partial withdrawal, is adjusted to $72,000, which equals the net premium prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal, which equals: $80,000 [net premium prior to the withdrawal] times (1 - ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])) = $72,000. In this case, the proportional reduction was less than the dollar amount withdrawn.
The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

11

Example 2:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000, the net premium is $80,000, and the annual step-up value from the most recent prior Contract anniversary is $200,000.
After the partial withdrawal, the annual step-up value from the most recent prior Contract anniversary is adjusted to $180,000, which equals the annual step-up value from the most recent prior Contract anniversary prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals: $200,000 [annual step-up value from the most recent prior Contract anniversary prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). In this case, the proportional reduction was greater than the dollar amount withdrawn.
The net premium, after the partial withdrawal, is adjusted to $72,000, which equals the net premium prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal, which equals: $80,000 [net premium prior to the withdrawal] times (1 - ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to the withdrawal])) = $72,000. In this case, the proportional reduction was [less/greater] than the dollar amount withdrawn.
The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.

Example 3:
A Contract owner takes a partial withdrawal in the amount of $10,000. At the time of the partial withdrawal, prior to the partial withdrawal, the accumulation value is $100,000, the net premium is $100,000, and the annual step-up value from the most recent prior Contract anniversary is $100,000.
After the partial withdrawal, the annual step-up value from the most recent prior Contract anniversary is adjusted to $90,000, which equals the annual step-up value from the most recent prior Contract anniversary prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal which equals $100,000 [annual step-up value from the most recent prior Contract anniversary prior to the withdrawal] times (1 – ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])). In this case, the proportional reduction was equal to the dollar amount withdrawn.
The net premium, after the partial withdrawal, is adjusted to $90,000, which equals the net premium prior to the withdrawal times one minus the withdrawal amount divided by the accumulation value prior to the withdrawal, which equals: $100,000 [net premium prior to the withdrawal] times (1 - ($10,000 [withdrawal amount] divided by $100,000 [accumulation value prior to withdrawal])) = $90,000. In this case, the proportional reduction was equal to the dollar amount withdrawn.
The accumulation value, after the partial withdrawal, is $90,000 = $100,000 - $10,000.
Effects of Additional Premium on the Net Premium and the Annual Step-Up Value from the Most Recent Prior Contract Anniversary Examples
Each time any additional premium is received, the net premium and the annual step-up value from the most recent prior Contract anniversary will increase by the amount of the additional premium on dollar for dollar basis. This is true even after the annual step-up period has expired.

Example 1:
During the enhanced death benefit value step-up period, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the accumulation value is $90,000, the net premium is $80,000, and the annual step-up value from the most recent prior Contract anniversary is $100,000. After the additional premium payment, the accumulation value is increased to $100,000 = $90,000 + $10,000; the net premium is increased to $90,000 = $80,000 + $10,000; and the annual step-up value from the most recent prior Contract anniversary is increased to $110,000 = $100,000 + $10,000.

Example 2:
After the enhanced death benefit value step-up period has ended, a Contract owner makes an additional premium payment of $10,000. At the time of the premium payment, the accumulation value is $90,000 the net premium is $80,000, and the annual step-up value from the most recent prior Contract anniversary is $100,000. After the additional premium payment, the accumulation value is increased to $100,000 = $90,000 + $10,000; the net premium is increased to $90,000 = $80,000 + $10,000; and the annual step-up value from the most recent prior Contract anniversary is increased to $110,000 = $100,000 + $10,000.

12

APPENDIX C – STATE VARIATIONS
Certain Contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.
This Appendix C contains an overview of state specific variations.
For Contracts issued in the state of Arizona, the following variations apply:
On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.
If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.
For Contracts issued in the state of California, the following variations apply:
For owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.
For Contracts issued in the state of Connecticut, the following variations apply:
During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.
Also, we currently define excessive/frequent trading as: (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period. “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.
For Contracts issued in the state of Florida, the following variations apply:
The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount. To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.
For Contracts issued in the state of Illinois, the following variations apply:
The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division PO Box 9261 Des Moines IA 50306-9261 Toll Free Telephone: 1-866-747-3421
For Contracts issued in the state of Montana, the following variations apply:
Death proceeds will be paid within 60 days of receiving due proof of the owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.
Gender will not play a role in determining payout rates; any reference to gender has been removed.
The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

13

APPENDIX D - FINANCIAL INTERMEDIARY VARIATIONS
Certain Contract features described in this Prospectus may vary or may not be available through your broker-dealer. These variations are reflected in your Contract and in riders or endorsements to your Contract.
This Appendix D contains an overview of financial intermediary specific variations.

Financial Intermediary	C-Share
Concourse Financial Group Securities Inc.	No
Hornor, Townsend & Kent, LLC	No
Cetera Financial Specialists, LLC	No
Kestra Investment Services, LLC	No
Cetera Advisor Networks LLC	No
Cetera Advisors LLC	No
Cetera Investment Services LLC	No
Cetera Financial Group	No
Bankers Life Securities	No

Financial Intermediary	NQ / Q
Ameritas Investment Corp	NQ
Voya Financial Advisors, Inc	NQ
M Holdings Securities, Inc.	NQ

Financial Intermediary	Value Endorsement
Osaic Institutions, Inc.	VE 7
Geneos Wealth Management, Inc.	VE 7
Hornor, Townsend & Kent, LLC	VE 7
Avantax Investment Services, Inc.	VE 7
LPL Financial LLC	VE 5
Raymond James Financial Services, INC.	VE 7
Stifel, Nicolaus & Company	VE 7
Stifel Independent Advisors, LLC	VE 7
Raymond James & Associates, Inc	VE 7
Bankers Life Securities	VE 7

Financial Intermediary	Enhanced DB
Hornor, Townsend & Kent, LLC	Yes but No C-share
LPL Financial LLC	Yes but No C-share
Cetera Investment Services LLC	Yes but No C-share
Stifel, Nicolaus & Company	Yes but No C-share
Stifel Independent Advisors, LLC	Yes but No C-share

Financial Intermediary	Account Value DB
Hornor, Townsend & Kent, LLC	Yes but No C-share
Avantax Investment Services, Inc.	NQ only
Voya Financial Advisors, Inc	NQ only
LPL Financial LLC	NQ only
Cetera Investment Services LLC	Yes but No C-share
Raymond James Financial Services, INC.	NQ only
Stifel, Nicolaus & Company	NQ only
14

Stifel Independent Advisors, LLC	NQ only
Raymond James & Associates, Inc	NQ only

Financial Intermediary	Return of Premium DB
Hornor, Townsend & Kent, LLC	Yes but No C-share
Cetera Investment Services LLC	Yes but No C-share

Financial Intermediary	Product Restrictions
Allstate Financial Services, LLC	VA is only available to age 80
Voya Financial Advisors, Inc	7 yr - option D is not allowed for ages 81-85
Osaic FA Inc.	ROP only option for C-share if 81+
LPL Financial LLC	C-share is NQ only
Osaic Wealth, Inc.	ROP only option for C-share if 81+
Osaic FS Inc.	ROP only option for C-share if 81+

15

The Statement of Additional Information (SAI) can provide you with more detailed information about the Contract, Midland National Life Insurance Company and the Midland National Life Separate Account C, including more information about commissions and distribution expenses. We incorporate the SAI into this Prospectus by reference. For more information about the Contract and/or a free copy of the SAI or prospectus, contact your registered representative or our Customer Service Center at:

Sammons Retirement Solutions
P.O. Box 9261
Des Moines, IA 50306-9261 (Regular Mail)

Sammons Retirement Solutions
8300 Mills Civic Parkway
West Des Moines, IA 50266-3833 (Overnight Mail)
Phone: (866) 747-3421
Facsimile: (866) 511-7038

Reports and other information about Midland National Life Insurance Company and Midland National Life Separate Account C are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may obtain copies of this information, upon your payment of a duplicating fee, by electronic request at this email address: publicinfo@sec.gov.

EDGAR Contract Identified No. C000107223

16

 STATEMENT OF ADDITIONAL INFORMATION FOR THE
LIVEWELL VARIABLE ANNUITY CONTRACT
Flexible Premium Deferred Variable Annuity Contract
Issued by
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)
Our Customer Service Center:
P.O. Box 9261
Des Moines, IA 50306-9261
(866) 747-3421
This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“Contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2025 by contacting us at our Customer Service Center using the above address and phone number. Terms used in the current Prospectus for the contract are incorporated in this document.
This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the Investment Portfolios currently available in the contract.
Dated May 1, 2025

 SEPARATE ACCOUNT AND THE COMPANY
The Depositor, Midland National Life Insurance Company, is a stock life insurance company. It was organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.” We were reincorporated as a stock life insurance company, in 1909. Our name “Midland” was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts. We are engaged in a broad range of insurance and insurance-related activities.
Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Registrant, Separate Account C, was established under the insurance laws of the State of South Dakota in March 1991 and is now governed by Iowa law. It is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund. You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

SERVICES
Midland National keeps the assets of the Midland National Life Separate Accounts and holds all funds of the Separate Account. Midland National maintains the proceeds of shares of the underlying Investment Options purchased and sold through the Midland National Life Separate Accounts. Financial statements of each Investment Option within Midland National Life Separate Account C and Midland National Life Insurance Company are prepared by PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

THE CONTRACT
ENTIRE CONTRACT
The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.
CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.
We may change the contract without your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.
INCONTESTABILITY
We will not contest the contract.
MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.
Any underpayments made by us will be paid to the payee. Any overpayments made by us will be charged against benefits falling due after adjustment.All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.
NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.
CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable based on the assets in the Separate Account under the contract to a beneficiary or payee are subject to the claims of creditors.
MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.
OWNERSHIP
The contract belongs to you. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:
1)    Any assignee of record with us;
2)    Any irrevocable beneficiary; and
3)    Any restricted ownership.
We must receive written notice informing us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, we are not liable for payments made by us before we record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving us written notice. The assignment does not take effect until we accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.
This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme. This contract may not be traded on any stock exchange or secondary market.
ACCUMULATION UNIT VALUE
We determine Accumulation Unit Values for each investment option of our Separate Account at the end of each Valuation Period. The Accumulation Unit Value for each investment option was initially set at $10.00. The Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that investment option on that Business Day.
We determine the net investment factor for each investment option every Valuation Period by taking a) divided by b) minus c) where:
a)    Is the total of:
1)    The net asset value per share at the end of the current Valuation Period; plus
2)    Any dividend or capital gains per share reinvested during the current Valuation Period; plus
3)    Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.
b)    Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.
c)    Is the Separate Account Annual Expenses for each day in the current Valuation Period.
We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the Investment Portfolios, and also for any charges.
ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Options.
ADJUSTED HISTORICAL PERFORMANCE DATA
Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular Portfolio that was in existence prior to the investment option’s commencement of operations. The Investment portfolio used for these calculations will be the actual Portfolio that the investment option will invest in.
Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable Investment Portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable Investment Portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.
This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS
TAX-FREE EXCHANGES (SECTION 1035)
Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).
We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “roll-over” into an IRA. The Company differentiates between non-qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.
REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
The non-qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.
Other rules may apply to qualified contracts.
NON-NATURAL PERSON OWNERS
If a non-natural person (e.g., a corporation or a trust) owns a non-qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.
There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.
The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.
DIVERSIFICATION REQUIREMENTS
The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment option, through the portfolio in which it invests, will satisfy these diversification requirements.
OWNER CONTROL
In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.
TAXATION OF QUALIFIED CONTRACTS
The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
Individual Retirement Accounts and Annuities (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.
Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other converted amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.
The Setting Every Community Up for Retirement Enhancement Act of 2019 and 2022 (collectively, the “Secure Act”) made changes to the required minimum distribution rules. Under the Secure Act, the age on which required minimum distributions generally must begin is based on the individual’s applicable age. If the individual attains (1) age 70 1/2 before 2020, the applicable age is 70 1/2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The Secure Act also provides that for qualified contract owners who die after January 1, 2020 that any designated beneficiary who is not an “eligible designated beneficiary” must withdraw the entire account value by the end of the tenth year following the year of death. This rule applies regardless of whether required minimum distributions have begun.
DISTRIBUTION OF THE CONTRACTS
The contracts are offered on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.
Sammons Financial Network, LLC. (“Sammons Financial Network”) serves as principal underwriter for the contracts. Sammons Financial Network is a Delaware limited liability company and its principal office is located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Financial Network offers the contracts through its registered representatives. Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.
We pay a distribution allowance to Sammons Financial Network of 1.50% of total premiums received on LiveWell Variable Annuity.
The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance paid to Sammons Financial Network *
2022	$4,088,455
2023	$3,724,565
2024	$8,926,126
*    Represents an underwriting fee paid to Sammons Financial Network for LiveWell Variable Annuity and the LiveWell Dynamic Annuity under Separate Account C. The entire distribution amount was retained by Sammons Financial Network each year.
Sammons Financial Network or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.
We and/or Sammons Financial Network may pay certain selling firms additional amounts for:
•    participation in their marketing programs, which may include marketing services and increased access to their sales representatives;
•    sales promotions relating to the contracts;
•    costs associated with sales conferences and educational seminars for their sales representatives; and
•    other sales expenses incurred by them.
We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
SAFEKEEPING OF ACCOUNT ASSETS
Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of Portfolio shares held by each of the Investment options .
STATE REGULATION
Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.
RECORDS AND REPORTS
All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.
PURCHASE OF SECURITIES BEING OFFERED
Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000. The sale must take place through a representative who is licensed, registered and authorized to sell the Contract. The maximum issue age for the Contract is 90 (the owner’s age).
Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the Optional Value Endorsement is up to 6.50%. If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.
EXPERTS
The statutory basis financial statements of Midland National Life Insurance Company as of December 31, 2024 and December 31, 2023 and for each of the three years in the period ended December 31, 2024 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given the authority of said firm as experts in auditing and accounting.
The financial statements of Midland National Life Insurance Company Separate Account C as of December 31, 2024 and for the year then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

AUDITED FINANCIALS
Financial Statements of Midland National Life Insurance Company Separate Account C
Financial Statements of Midland National Life Insurance Company

SAI Separate Account C Financials

Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2024 and 2023

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    11-17
Financial Statements
Statements of Net Assets    18–25
Statements of Operations    26–41
Statements of Changes in Net Assets    42–49
Notes to Financial Statements    50–120

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the funds within footnotes (3) and (5) - (7) in the table below, which only includes a statement of operations and changes in net assets for the noted period), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than noted funds) as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	Janus Henderson Series - Forty Portfolio (4)
Fidelity Variable Insurance Products - Growth Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)

Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - StocksPLUS Global Portfolio (4)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)

Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	Neuberger Berman Advisors Management Trust - Mid- Cap Growth Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
Fidelity Variable Insurance Products - Energy Portfolio (2)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
Lincoln VIP American Century - Balanced Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
Lincoln VIP American Century - Capital Appreciation Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
Lincoln VIP American Century - International Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
Lincoln VIP American Century - Value Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (5)
Lincoln VIP American Century - Disciplined Core Value Fund (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
Lincoln VIP American Century - Inflation Protection Fund (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
Lincoln VIP American Century - Large Company Value Fund (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
Lincoln VIP American Century - Mid Cap Value Fund (1)	AB Variable Products Series - Discovery Value Portfolio (1)
Lincoln VIP American Century - Ultra Fund (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Research Series (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
MFS Variable Insurance Trust - New Discovery Series (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)

MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (2)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (2)
Alger Fund - MidCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (6)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Calvert Variable Series, Inc . - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (6)
Calvert Variable Trust, Inc. - S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios - High Income Portfolio (6)
Invesco Variable Insurance Funds - Technology Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Global Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (2)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (2)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Macquarie Variable Insurance Portfolio - Asset Strategy Portfolio (1)

Invesco Variable Insurance Funds - Equity and Income Fund (1)	Macquarie Variable Insurance Portfolio - Balanced Portfolio (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Macquarie Variable Insurance Portfolio - Global Equity Portfolio (7)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Macquarie Variable Insurance Portfolio - Energy Portfolio (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Macquarie Variable Insurance Portfolio - Natural Resources Portfolio (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Macquarie Variable Insurance Portfolio - Growth Portfolio (1)
Lincoln Financial Variable Insurance Portfolio - Core Bond Portfolio (1)	Macquarie Variable Insurance Portfolio - High Income Portfolio (1)
Lincoln Financial Variable Insurance Portfolio - Small Cap Core Portfolio (1)	Macquarie Variable Insurance Portfolio - International Core Equity Portfolio (1)
Rydex Variable Trust - Nova Fund (1)	Macquarie Variable Insurance Portfolio - Global Growth Portfolio (1)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Macquarie Variable Insurance Portfolio - Mid Cap Growth Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Macquarie Variable Insurance Portfolio - Science and Technology Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Small Cap Growth Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Macquarie Variable Insurance Portfolio - SMID Cap Core Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Total Return Portfolio (1)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Macquarie Variable Insurance Portfolio - International Portfolio (7)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Macquarie Variable Insurance Portfolio - Opportunity Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
Rydex Variable Insurance Funds – Biotechnology Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
Rydex Variable Insurance Funds – S&P 500 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (3)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio (1)
New Age Alpha - Small Cap Value Fund (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Asia 30 (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)

ProFunds VP - Banks (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Materials (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Bear (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Biotechnology (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Bull (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Consumer Staples (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - Consumer Discretionary (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (8)
ProFunds VP - Dow 30 (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (9)
ProFunds VP - Emerging Markets (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Europe 30 (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)
ProFunds VP - Financials (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Health Care (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Industrials (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - International (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Internet (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Japan (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - Large-Cap Growth (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Large-Cap Value (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - International Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Energy (1)	American Funds IS - New World Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Global Balanced Fund (2)
ProFunds VP - Precious Metals (1)	American Funds IS - The Bond Fd of America Fund (2)
ProFunds VP - Real Estate (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Semiconductor (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Short Dow 30 (1)	T. Rowe Price - Equity Income Portfolio (2)
ProFunds VP - Short Emerging Markets (1)	T. Rowe Price - Mid-Cap Growth Portfolio (2)
ProFunds VP - Short International (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)

ProFunds VP - Short Mid-Cap (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - Short NASDAQ-100 (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - Short Small-Cap (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - Small-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - Small-Cap Value (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - Technology (1)	Principal Variable Contracts - Blue Chip Fund (1)
ProFunds VP - Communication Services (1)	Principal Variable Contracts - Equity Income Fund (1)
ProFunds VP - U.S. Government Plus (1)	Principal Variable Contracts - Diversified Balance Fund (1)
ProFunds VP - UltraBull (1)	Principal Variable Contracts - Diversified Growth Fund (1)
ProFunds VP - UltraMid-Cap (1)	Principal Variable Contracts - Diversified Income Fund (1)
ProFunds VP - UltraNASDAQ-100 (1)	Putnam Variable Trust - Core Equity Fund (4)
ProFunds VP - UltraShort Dow 30 (1)	Putnam Variable Trust - Emerging Markets Equity Fund (4)
ProFunds VP - UltraShort NASDAQ-100 (1)	Putnam Variable Trust - Focused International Equity Fund (4)
ProFunds VP - UltraSmall-Cap (1)	Putnam Variable Trust - George Putnam Balanced Fund (4)
ProFunds VP - Utilities (1)	Putnam Variable Trust - Global Asset Allocation Fund (4)
VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Putnam Variable Trust - Global Health Care Fund (4)
VanEck Worldwide Insurance Trust - Emerging Markets Fund (1)	Putnam Variable Trust - High Yield Fund (4)
VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)	Putnam Variable Trust - International Equity Fund (4)
Janus Henderson Series - Global Technology and Innovation Portfolio (1)	Putnam Variable Trust - International Value Fund (4)
Janus Henderson Series - Overseas Portfolio (1)	Putnam Variable Trust - Large Cap Growth Fund (4)
Janus Henderson Series - Research Portfolio (1)	Putnam Variable Trust - Large Cap Value Fund (4)
Janus Henderson Series - Enterprise Services Portfolio (1)	Putnam Variable Trust - Research Fund (4)
Janus Henderson Series - Global Research Portfolio (1)	Putnam Variable Trust - Small Cap Growth Fund (4)
Janus Henderson Series - Mid Cap Value Portfolio (1)	Putnam Variable Trust - Small Cap Value Fund (4)

(1)Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
(2)Statement of operations and changes in net assets for the year ended December 31, 2024 and statement in changes in net assets for the period November 1, 2023 (commencement of operations) through December 31, 2023.

(3)Statement of operations and changes in net assets for the period January 1, 2024 to August 16, 2024 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2023.
(4)Statement of operations and statement of changes in net assets for the period August 1, 2024 (commencement of operations) through December 31, 2024.
(5)Statement of operations and changes in net assets for the period January 1, 2024 to December 4, 2024 (date of liquidation) and statement of changes in net assets for the years ended December 31, 2023.
(6)Statement of operations and changes in net assets for the period January 1, 2024 to June 17, 2024 (date of liquidation) and statement of changes in net assets for the years ended December 31, 2023.
(7)Statement of operations and changes in net assets for the period January 1, 2024 to April 26, 2024 (date of merger) and statement of changes in net assets for the years ended December 31, 2023.
(8)Statement of changes in net assets for the period January 1, 2023 through December 11, 2023 (date of merger).
(9)Statement of operations and changes in net assets for the year ended December 31, 2024 and statement in changes in net assets for the period December 11, 2023 (commencement of operations) through December 31, 2023.
Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 15, 2025

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	7,668,025	$7,668,025	$7,668,025
High Income Portfolio	812,945	3,938,838	3,662,317
Equity-Income Portfolio	240,508	5,599,950	6,260,513
Growth Portfolio	102,001	8,955,989	9,804,094
Overseas Portfolio	171,881	4,175,939	4,329,761
Mid Cap Portfolio	524,253	19,400,147	18,682,252
Asset Manager Portfolio	49,461	737,379	800,057
Investment Grade Bond Portfolio	547,177	6,159,349	5,835,643
Index 500 Portfolio	41,223	12,527,013	23,250,064
Contrafund Portfolio	1,045,867	50,506,267	58,344,133
Asset Manager: Growth Portfolio	31,646	614,630	724,205
Balanced Portfolio	169,062	3,449,979	4,052,388
Growth & Income Portfolio	61,874	1,474,160	1,869,004
Growth Opportunities Portfolio	643,606	35,607,456	51,772,320
Value Strategies Portfolio	181,459	2,883,032	2,854,342
Strategic Income Portfolio	1,473,808	16,166,607	15,578,150
Emerging Markets Portfolio	403,436	5,078,973	4,627,407
Real Estate Portfolio	821,477	14,715,544	14,186,906
Funds Manager 50% Portfolio	451,996	5,430,926	5,414,910
Funds Manager 70% Portfolio	375,695	4,783,987	4,955,417
Funds Manager 85% Portfolio	176,853	2,148,192	2,366,297
Government Money Market Portfolio Service Class 2	96,854,676	96,854,676	96,854,676
International Capital Appreciation Portfolio	257,078	5,027,907	5,776,536
Energy Portfolio	30,392	810,981	760,713
Lincoln VIP American Century
Balanced Fund	646,306	5,025,565	5,429,743
Capital Appreciation Fund	125,626	1,920,033	2,099,774
International Fund	207,689	2,238,614	2,217,407
Value Fund	5,882,834	68,656,587	72,039,933
Disciplined Core Value Fund	640,818	5,430,484	5,488,611
Inflation Protection Fund	664,871	6,527,593	6,092,868
Large Company Value Fund	41,834	762,096	802,753
Mid Cap Value Fund	1,697,221	34,801,043	33,399,619
Ultra Fund	433,160	10,188,309	12,576,796
MFS Variable Insurance Trust
Research Series	9,582	332,197	338,275
Growth Series	27,211	1,737,655	1,951,071
Investors Trust Series	7,610	258,797	300,365
New Discovery Series	631,713	7,023,327	6,963,470
Corporate Bond Portfolio	503,572	4,968,110	4,668,115
Emerging Markets Equity Portfolio	377,140	5,296,424	5,027,270
Technology Portfolio	376,820	10,672,129	14,247,575
Global Tactical Allocation Portfolio	68,178	965,964	942,223
International Intrinsic Value Portfolio	465,485	13,894,992	13,578,210
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	404,499	13,728,507	13,518,372
Blended Research Core Equity Portfolio	102,018	5,768,679	6,446,488
Global Real Estate Portfolio	58,212	933,550	887,152
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	37,001	1,339,352	1,477,049
Mid-Cap Stock Portfolio	53,313	1,404,270	1,410,132
Bond-Debenture Portfolio	2,265,983	26,393,700	23,566,218
Fundamental Equity Portfolio	110,896	1,972,056	2,037,168
Developing Growth Portfolio	130,444	4,786,968	3,812,869
Short Duration Income Portfolio	1,175,601	15,761,217	15,388,616
Alger Fund
LargeCap Growth Portfolio	54,085	3,692,732	4,823,835
MidCap Growth Portfolio	175,055	3,592,547	3,571,120
Capital Appreciation Portfolio	33,955	2,801,925	3,934,345
SmallCap Growth Portfolio	30,688	702,285	546,566
Capital Appreciation Portfolio Class S	422,720	32,164,504	43,426,046
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	83,464	2,329,475	2,318,628
SRI Balanced Portfolio	3,062,985	7,469,627	8,270,060
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	7,315	1,201,567	1,475,552
Invesco Variable Insurance Funds
Technology Fund	43,592	747,266	1,037,497
Diversified Dividend Fund	131,804	3,352,891	3,380,955
Health Care Fund	41,141	1,167,239	1,110,404
Global Real Estate Fund	4,722	70,093	61,625
International Equity Fund	5,893	195,233	193,804
Main Street Mid Cap Fund	16,308	155,722	174,337
Discovery Mid Cap Growth Fund	90,690	5,505,393	6,069,889
Global Fund	174,050	6,195,221	6,728,771
Main Street Fund	503,807	9,276,694	9,980,414
Main Street Small Cap Fund	352,728	9,055,794	10,049,232
Balanced-Risk Allocation Fund	58,909	518,915	487,175
Core Plus Bond Fund	752,189	4,303,499	4,227,300
Equity and Income Fund	263,402	4,387,650	4,568,665
Small Cap Equity Fund	299,518	4,720,398	5,193,646
Equally Weighted S&P 500 Fund	281,989	7,246,381	7,678,566
Growth and Income Fund	21,762	414,756	440,902
American Value Fund	5,316	78,746	92,126
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	122,990	1,345,447	1,181,936
Small Cap Core Portfolio	89,809	1,831,686	1,948,320
Rydex Variable Trust
Nova Fund	3,262	393,601	694,533
NASDAQ-100 Fund	13,122	755,415	1,129,300
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
U.S. Government Money Market Fund	171,941	171,942	171,941
Inverse S&P 500 Strategy Fund	713	30,938	16,299
Inverse NASDAQ-100 Strategy Fund	1,821	35,291	23,448
Inverse Government Long Bond Strategy Fund	19	1,728	2,188
Government Long Bond 1.2x Strategy	3,367	131,075	61,149
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	33,740	3,155,102	2,524,798
S&P 500 Pure Growth Fund	77,910	3,549,744	4,348,921
S&P MidCap 400 Pure Growth Fund	27,136	953,062	1,036,607
Guggenheim Variable Insurance Funds
Multi-Hedge Strategies Fund	38,873	1,015,837	922,836
Global Managed Futures Strategy Fund	19,721	340,490	326,185
New Age Alpha
Small Cap Value Fund	95,339	4,064,917	4,223,520
ProFunds VP
Profund Access VP High Yield Fund	997	26,192	24,851
Asia 30	1,410	80,873	55,356
Banks	3,301	90,391	107,838
Materials	597	47,336	50,022
Bear	454	7,328	4,994
Biotechnology	4,637	260,738	188,350
Bull	7,691	420,594	449,783
Consumer Staples	1,938	79,508	61,701
Consumer Discretionary	1,275	86,775	94,341
Dow 30	10,265	213,207	230,970
Emerging Markets	2,068	55,831	62,123
Europe 30	1,168	28,160	29,937
Falling U.S. Dollar	1,321	19,433	18,271
Financials	500	23,812	26,520
Health Care	1,784	124,172	114,538
Industrials	1,662	142,396	147,295
International	551	10,558	11,037
Internet	9,103	179,438	242,767
Japan	700	37,948	47,546
Large-Cap Growth	11,924	680,302	808,561
Large-Cap Value	8,275	373,229	402,746
Mid-Cap	4,726	86,054	85,266
Mid-Cap Growth	4,941	199,330	197,034
Mid-Cap Value	1,988	83,895	87,529
Government Money Market	2,264,154	2,264,154	2,264,154
Energy	5,231	199,370	214,064
NASDAQ-100	4,585	245,382	288,754
Pharmaceuticals	1,501	52,815	47,542
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Precious Metals	11,565	323,414	302,533
Real Estate	1,249	67,578	58,425
Rising Rates Opportunity	61	2,222	1,758
Semiconductor	6,532	340,572	331,224
Short Dow 30	64	1,236	1,244
Short Emerging Markets	—	—	—
Short International	198	4,722	4,906
Short Mid-Cap	193	1,198	1,206
Short NASDAQ-100	—	—	—
Short Small-Cap	80	1,742	1,568
Small-Cap	2,540	92,951	94,039
Small-Cap Growth	4,356	135,248	134,178
Small-Cap Value	1,946	88,130	87,583
Technology	3,412	232,685	263,202
Communication Services	8	272	385
U.S. Government Plus	5,660	108,192	60,671
UltraBull	29,007	885,241	1,228,441
UltraMid-Cap	10,342	369,245	421,447
UltraNASDAQ-100	17,196	401,304	750,268
UltraShort Dow 30	40	168	103
UltraShort NASDAQ-100	2	155	40
UltraSmall-Cap	8,959	136,524	135,815
Utilities	996	43,993	44,476
VanEck Worldwide Insurance Trust
Global Resources Fund	177,596	4,426,821	4,370,761
Emerging Markets Fund	74,122	844,265	679,694
Emerging Markets Bond Fund	40,101	311,729	291,939
Janus Henderson Series
Global Technology and Innovation Portfolio	989,467	14,250,527	20,937,132
Overseas Portfolio	28,100	1,103,521	1,173,757
Research Portfolio	1,517	59,040	85,613
Enterprise Services Portfolio	490,846	34,797,865	36,676,016
Global Research Portfolio	50,675	3,147,867	3,545,756
Mid Cap Value Portfolio	287,763	4,762,505	5,087,655
Balanced Portfolio	1,477,424	70,329,270	80,357,073
Flexible Bond Portfolio	611,686	7,709,341	6,649,030
Forty Portfolio	7,777	392,552	397,106
PIMCO Variable Insurance Trust
Total Return Portfolio	3,403,645	34,783,478	30,768,952
Low Duration Portfolio	2,653,399	26,318,738	25,578,761
High Yield Portfolio	1,976,965	14,307,778	14,313,222
Real Return Portfolio	1,663,160	21,331,415	19,142,980
All Asset Portfolio	300,781	3,122,249	2,688,983
Global Managed Asset Allocation Portfolio	107,239	1,198,441	1,078,829
Short-Term Portfolio	3,623,769	36,799,492	37,397,299
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Emerging Markets Bond Portfolio	138,133	1,646,701	1,469,733
Global Bond Opportunities Portfolio	8,536	94,907	78,876
Commodity Real Return Strategy Portfolio	932,978	5,988,186	5,187,357
International Bond (USD-Hedged) Portfolio	210,855	2,101,587	2,108,550
Dynamic Bond Adv Portfolio	209,462	1,844,907	1,830,695
Income Advisor Portfolio	2,960,642	30,480,943	29,280,745
StocksPLUS Global Portfolio	98	757	740
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	106,495	1,368,382	1,431,293
Large Cap Value Fund	26,462	240,881	228,105
Mid Cap Value Fund	164,041	2,702,616	2,767,369
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	18,565	490,547	494,209
AMT Mid Cap Intrinsic Value Portfolio	7,615	123,347	125,567
BNY Mellon Variable Investment Fund
Appreciation Portfolio	6,597	226,915	235,100
Sustainable U.S. Equity Portfolio	458	20,699	24,892
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,534	15,614	13,760
Emerging Markets Equity Portfolio	7,279	95,982	99,503
Discovery Portfolio	8,469	52,131	48,611
Northern Lights Variable Trust
Power Dividend Index Fund	32,383	445,277	514,236
AB Variable Products Series
Dynamic Asset Allocation Portfolio	265,971	2,886,317	2,585,234
Small Cap Growth Portfolio	2,373	28,623	22,399
Discovery Value Portfolio	347,953	6,053,911	6,270,118
BlackRock Variable Series Fund, Inc.
Basic Value Fund	301,688	3,927,585	3,852,549
Capital Appreciation Fund	58,912	478,640	411,798
Equity Dividend Fund	2,120,665	23,566,167	22,309,398
Global Allocation Fund	863,921	12,479,381	11,135,943
Advantage Large Cap Core Fund	18,165	399,256	452,487
Large Cap Focus Growth Fund	711,555	13,172,095	15,903,264
60/40 Target Allocation ETF Fund	719,629	9,816,659	9,736,578
Total Return Fund	193,133	2,208,439	1,892,705
S&P 500 Fund	58,385	1,501,989	2,019,542
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	290,427	11,569,881	15,200,937
Dividend Opportunity Portfolio	192,858	6,907,470	8,414,398
Emerging Markets Bond Portfolio	430,073	3,863,112	3,410,479
High Yield Portfolio	1,117,441	6,704,630	6,794,040
Select Large-Cap Value Portfolio	294,266	10,891,000	12,403,332
Seligman Global Tech Portfolio	690,339	15,910,276	19,508,966
US Government Mortgage Portfolio	110,642	1,045,869	968,118
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Strategic Income Portfolio	547,192	2,000,058	1,997,250
Emerging Markets Portfolio	41,745	547,234	419,115
Select Mid Cap Value Portfolio	36,173	1,416,918	1,449,812
Small Cap Value Portfolio	100,981	1,322,181	1,337,994
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,022,225	53,484,367	62,931,616
Small Cap Index Portfolio	496,349	7,031,504	7,206,981
Alternative Asset Allocation Portfolio	75,066	1,002,902	971,354
Small Mid Cap Value Portfolio	229,777	2,674,052	3,173,219
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,390,085	20,694,527	20,578,633
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	239,024	3,683,827	3,917,605
Income Fund	1,776,731	25,958,405	25,513,852
Global Bond Fund	1,535,522	21,452,195	17,474,237
Foreign Fund	2,255,320	29,767,076	31,033,209
Developing Markets Fund	251,923	2,283,803	2,128,752
Mutual Global Discovery Fund	231,089	3,825,114	4,053,306
Rising Dividends Fund	1,029,775	28,256,266	28,916,077
DynaTech 2 Fund	1,325,633	5,972,278	7,383,773
Global Real Estate Fund	3,991	52,213	48,969
VolSmart Allocation Fund	9,697	124,698	130,429
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	229,841	2,133,410	2,135,225
Balanced Portfolio	958,152	5,656,588	5,902,217
Energy Portfolio	208,040	860,116	973,627
Natural Resources Portfolio	116,645	464,020	519,072
Growth Portfolio	286,421	2,749,243	3,061,839
High Income Portfolio	2,826,105	8,862,606	8,280,486
International Core Equity Portfolio	352,726	5,381,864	5,828,671
Global Growth Portfolio	436,533	1,472,656	1,593,345
Mid Cap Growth Portfolio	665,075	7,703,584	6,604,197
Science and Technology Portfolio	496,859	13,164,318	14,453,638
Small Cap Growth Portfolio	524,122	3,951,147	3,443,484
SMID Cap Core Portfolio	601,869	7,169,797	7,884,482
Total Return Portfolio	6,945	80,997	93,207
Opportunity Portfolio	357,641	5,247,767	6,748,694
Lazard Retirement Series, Inc.
International Equity Portfolio	122,092	1,128,255	1,136,676
Global Dynamic Multi Asset Portfolio	45,388	572,977	590,496
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	319,026	2,021,300	2,006,674
ClearBridge Variable Mid Cap Portfolio	661,894	15,696,199	15,984,737
ClearBridge Variable Dividend Strategy Portfolio	1,481,063	33,315,148	31,591,069
ClearBridge Variable Small Cap Growth Portfolio	366,607	9,179,766	9,337,486
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ClearBridge Variable Growth Portfolio	60,334	1,279,054	833,811
Western Asset Variable Core Bond Plus Portfolio	13,787,555	75,056,113	62,319,751
ClearBridge Variable Large Cap Growth Portfolio	645,724	23,988,567	30,051,991
Pioneer Variable Contracts Trust
Fund Portfolio	182,415	2,996,767	3,429,410
Bond Portfolio	4,748,489	49,282,093	44,588,310
Strategic Income Portfolio	1,070,875	10,301,863	9,455,829
Equity Income Portfolio	786,416	11,561,743	10,475,067
High Yield Portfolio	62,333	553,853	523,596
Prudential Series Funds
Natural Resources Portfolio	14,119	503,374	593,833
Mid-Cap Growth Portfolio	5,077	88,454	147,146
PGIM Jennison Blend Portfolio	5,082	471,741	602,014
Royce Capital Fund
Micro-Cap Portfolio	23,740	222,494	223,391
Small Cap Portfolio	876,234	7,352,621	8,070,115
Alps Fund
Alerian Energy Infrastructure Portfolio	502,475	5,821,547	7,175,337
Global Opportunity Portfolio	144,928	1,847,730	1,924,650
American Funds IS
Asset Allocation Fund	3,523,321	86,353,931	89,527,586
Washington Mutual Investors Fund	3,753,064	52,711,013	61,325,063
Ultra-Short Bond Fund	1,415,020	15,664,150	15,565,222
Capital Income Builder Fund	1,836,941	20,551,993	22,704,593
Global Growth Fund	867,631	30,350,502	31,173,989
Capital World Growth and Income Fund	1,248,773	17,304,560	18,831,496
Global Small Capitalization Fund	358,246	6,934,674	6,093,768
Growth Fund	664,311	65,147,717	81,298,365
Growth-Income Fund	1,247,132	71,531,037	83,732,441
International Fund	510,478	8,964,780	8,912,948
International Growth and Income Fund	799,493	7,942,005	7,787,066
New World Fund	1,239,449	31,701,231	32,349,625
U.S. Government Securities Fund	995,784	9,830,100	9,400,204
Global Balanced Fund	47,334	597,792	599,247
The Bond Fd of America Fund	536,677	5,050,825	4,867,660
Invesco Oppenheimer
International Growth Fund	10,660,801	24,370,639	20,895,169
T. Rowe Price
Blue Chip Growth Portfolio	1,432,693	62,801,759	80,732,260
Health Sciences Portfolio	651,667	35,112,478	31,032,365
Equity Income Portfolio	33,706	1,025,703	951,187
Mid-Cap Growth Portfolio	57,784	1,661,399	1,536,468
John Hancock Variable Insurance Trust
Financial Industries Portfolio	223,159	2,606,613	3,124,232
Fundamental All Cap Core Portfolio	7,250	239,191	235,046
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2024

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Select Bond Portfolio	31,325	392,740	361,800
Strategic Income Opportunities Portfolio	102,522	1,323,765	1,302,030
Federated Hermes
High Income Bond Portfolio	255,106	1,411,269	1,438,795
Kaufmann Portfolio	290,816	4,592,781	5,159,073
Managed Volatility Portfolio	34,753	341,350	361,778
Principal Variable Contracts
Blue Chip Fund	108,416	1,357,120	1,605,642
Equity Income Fund	16,175	448,758	492,354
Diversified Balance Fund	166,396	2,375,617	2,429,377
Diversified Growth Fund	61,288	1,119,401	1,118,515
Diversified Income Fund	12,305	167,322	163,540
Putnam Variable Trust
Core Equity Fund	2,069	45,266	46,356
Emerging Markets Equity Fund	—	—	—
Focused International Equity Fund	—	—	—
George Putnam Balanced Fund	110	1,690	1,735
Global Asset Allocation Fund	—	—	—
Global Health Care Fund	1,735	29,886	27,206
High Yield Fund	—	—	—
International Equity Fund	—	—	—
International Value Fund	46,138	579,578	555,496
Large Cap Growth Fund	9,727	159,767	167,313
Large Cap Value Fund	60,198	2,010,497	1,951,617
Research Fund	—	—	—
Small Cap Growth Fund	9,710	213,988	208,386
Small Cap Value Fund	4,593	54,527	52,676
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$399,886	$—	$399,886	$97,577	$2,285	$99,862	$300,024	$—	$—	$—	$300,024
High Income Portfolio	231,696	—	231,696	49,752	580	50,332	181,364	(104,310)	197,499	93,189	274,553
Equity-Income Portfolio	104,879	368,764	473,643	87,801	2,068	89,869	383,774	263,525	195,449	458,974	842,748
Growth Portfolio	67	2,070,980	2,071,047	132,737	3,767	136,504	1,934,543	742,182	(333,963)	408,219	2,342,762
Overseas Portfolio	67,670	211,926	279,596	68,430	1,535	69,965	209,631	342,040	(330,517)	11,523	221,154
Mid Cap Portfolio	66,532	2,449,567	2,516,099	237,612	1,729	239,341	2,276,758	889,188	(529,356)	359,832	2,636,590
Asset Manager Portfolio	19,023	5,145	24,168	12,047	282	12,329	11,839	4,877	34,496	39,373	51,212
Investment Grade Bond Portfolio	206,930	—	206,930	73,710	819	74,529	132,401	(21,603)	(110,363)	(131,966)	435
Index 500 Portfolio	256,819	13,733	270,552	305,238	4,991	310,229	(39,677)	2,645,248	2,122,332	4,767,580	4,727,903
Contrafund Portfolio	26,386	6,678,586	6,704,972	668,702	4,893	673,595	6,031,377	3,918,125	3,226,085	7,144,210	13,175,587
Asset Manager: Growth Portfolio	12,813	10,399	23,212	12,274	335	12,609	10,603	48,337	18,461	66,798	77,401
Balanced Portfolio	67,616	114,770	182,386	49,931	768	50,699	131,687	69,564	303,892	373,456	505,143
Growth & Income Portfolio	25,485	121,776	147,261	26,080	636	26,716	120,545	110,630	101,374	212,004	332,549
Growth Opportunities Portfolio	—	—	—	619,190	2,868	622,058	(622,058)	312,373	14,829,741	15,142,114	14,520,056
Value Strategies Portfolio	23,069	406,411	429,480	34,619	258	34,877	394,603	212,531	(416,071)	(203,540)	191,063
Strategic Income Portfolio	562,944	—	562,944	188,087	773	188,860	374,084	(226,329)	461,460	235,131	609,215
Emerging Markets Portfolio	56,794	—	56,794	66,096	144	66,240	(9,446)	(216,047)	613,280	397,233	387,787
Real Estate Portfolio	564,422	—	564,422	195,677	1,131	196,808	367,614	(369,784)	745,578	375,794	743,408
Funds Manager 50% Portfolio	123,793	—	123,793	84,995	330	85,325	38,468	(103,628)	523,308	419,680	458,148
Funds Manager 70% Portfolio	79,400	—	79,400	65,372	397	65,769	13,631	107,757	336,677	444,434	458,065
Funds Manager 85% Portfolio	28,123	—	28,123	27,387	130	27,517	606	(9,991)	219,783	209,792	210,398
Government Money Market Portfolio Service Class 2	4,151,251	—	4,151,251	1,100,850	2,216	1,103,066	3,048,185	—	—	—	3,048,185
International Capital Appreciation Portfolio	35,242	—	35,242	70,167	297	70,464	(35,222)	33,509	331,743	365,252	330,030
Energy Portfolio	11,599	—	11,599	4,809	22	4,831	6,768	2,989	(50,226)	(47,237)	(40,469)
Lincoln VIP American Century
Balanced Fund	100,886	—	100,886	69,699	268	69,967	30,919	(16,292)	518,063	501,771	532,690
Capital Appreciation Fund	—	112,478	112,478	26,792	648	27,440	85,038	136,563	178,196	314,759	399,797
International Fund	34,224	—	34,224	35,768	880	36,648	(2,424)	5,942	27,591	33,533	31,109
Value Fund	2,042,408	4,357,595	6,400,003	981,663	5,994	987,657	5,412,346	1,376,381	(902,458)	473,923	5,886,269
Disciplined Core Value Fund	61,522	—	61,522	80,816	341	81,157	(19,635)	(226,574)	856,807	630,233	610,598
Inflation Protection Fund	235,515	—	235,515	87,058	841	87,899	147,616	(323,474)	174,150	(149,324)	(1,708)
Large Company Value Fund	16,822	12,506	29,328	12,706	196	12,902	16,426	5,804	37,076	42,880	59,306
Mid Cap Value Fund	811,112	1,649,342	2,460,454	455,692	2,042	457,734	2,002,720	145,471	319,029	464,500	2,467,220
Ultra Fund	—	1,027,403	1,027,403	171,397	1,104	172,501	854,902	681,663	1,366,183	2,047,846	2,902,748
MFS Variable Insurance Trust
Research Series	1,944	22,062	24,006	5,267	260	5,527	18,479	(4,156)	43,634	39,478	57,957
Growth Series	—	140,954	140,954	25,815	690	26,505	114,449	79,775	261,798	341,573	456,022
Investors Trust Series	1,874	21,356	23,230	4,098	65	4,163	19,067	5,115	23,499	28,614	47,681
New Discovery Series	—	—	—	88,318	780	89,098	(89,098)	(1,309,486)	1,682,543	373,057	283,959
Corporate Bond Portfolio	184,567	—	184,567	63,670	176	63,846	120,721	(279,555)	234,531	(45,024)	75,697
Emerging Markets Equity Portfolio	109,028	—	109,028	62,519	234	62,753	46,275	(108,329)	524,327	415,998	462,273
Technology Portfolio	—	131,185	131,185	150,602	582	151,184	(19,999)	535,729	2,835,361	3,371,090	3,351,091
Global Tactical Allocation Portfolio	4,663	4,725	9,388	11,675	40	11,715	(2,327)	(10,760)	42,467	31,707	29,380
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
International Intrinsic Value Portfolio	167,214	650,775	817,989	188,756	399	189,155	628,834	205,183	10,912	216,095	844,929
Utilities Series Portfolio	280,086	389,964	670,050	169,189	592	169,781	500,269	(234,190)	1,018,981	784,791	1,285,060
Blended Research Core Equity Portfolio	50,654	452,075	502,729	80,808	172	80,980	421,749	21,488	819,941	841,429	1,263,178
Global Real Estate Portfolio	14,812	—	14,812	12,217	62	12,279	2,533	(93,787)	59,104	(34,683)	(32,150)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	12,370	107,423	119,793	18,776	713	19,489	100,304	28,426	121,806	150,232	250,536
Mid-Cap Stock Portfolio	6,463	145,278	151,741	20,733	789	21,522	130,219	147,884	(77,075)	70,809	201,028
Bond-Debenture Portfolio	1,295,291	—	1,295,291	314,967	1,207	316,174	979,117	(732,194)	1,014,623	282,429	1,261,546
Fundamental Equity Portfolio	14,568	110,387	124,955	26,978	87	27,065	97,890	54,823	153,976	208,799	306,689
Developing Growth Portfolio	5,765	—	5,765	50,841	153	50,994	(45,229)	(634,064)	1,398,171	764,107	718,878
Short Duration Income Portfolio	683,969	—	683,969	206,427	713	207,140	476,829	(277,837)	385,383	107,546	584,375
Alger Fund
LargeCap Growth Portfolio	—	—	—	64,882	1,358	66,240	(66,240)	202,415	1,539,520	1,741,935	1,675,695
MidCap Growth Portfolio	—	—	—	49,574	1,049	50,623	(50,623)	(453,700)	1,138,470	684,770	634,147
Capital Appreciation Portfolio	—	—	—	50,855	923	51,778	(51,778)	240,074	1,181,344	1,421,418	1,369,640
SmallCap Growth Portfolio	2,086	—	2,086	7,538	201	7,739	(5,653)	(29,634)	70,896	41,262	35,609
Capital Appreciation Portfolio Class S	—	—	—	528,173	2,665	530,838	(530,838)	986,258	14,875,957	15,862,215	15,331,377
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,875	22,601	25,476	30,326	127	30,453	(4,977)	(117,087)	327,728	210,641	205,664
SRI Balanced Portfolio	122,327	126,035	248,362	90,640	312	90,952	157,410	(16,733)	970,826	954,093	1,111,503
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	18,007	81,139	99,146	19,716	171	19,887	79,259	110,776	143,844	254,620	333,879
Invesco Variable Insurance Funds
Technology Fund	—	46,871	46,871	17,232	237	17,469	29,402	81,673	219,043	300,716	330,118
Diversified Dividend Fund	55,570	131,876	187,446	38,068	169	38,237	149,209	(36,442)	192,921	156,479	305,688
Health Care Fund	—	—	—	10,380	220	10,600	(10,600)	12,260	(8,507)	3,753	(6,847)
Global Real Estate Fund	1,581	—	1,581	1,862	42	1,904	(323)	(1,499)	(2,111)	(3,610)	(3,933)
International Equity Fund	3,147	1,090	4,237	6,183	64	6,247	(2,010)	8,344	(10,513)	(2,169)	(4,179)
Main Street Mid Cap Fund	230	4,599	4,829	4,867	76	4,943	(114)	(4,417)	28,615	24,198	24,084
Discovery Mid Cap Growth Fund	—	—	—	78,142	241	78,383	(78,383)	(969,468)	2,190,028	1,220,560	1,142,177
Global Fund	—	414,137	414,137	93,098	241	93,339	320,798	(609,182)	1,259,064	649,882	970,680
Main Street Fund	—	931,929	931,929	119,727	226	119,953	811,976	(886,531)	1,865,395	978,864	1,790,840
Main Street Small Cap Fund	—	385,716	385,716	134,879	243	135,122	250,594	687,188	218,989	906,177	1,156,771
Balanced-Risk Allocation Fund	29,591	—	29,591	6,022	25	6,047	23,544	(7,994)	(7,573)	(15,567)	7,977
Core Plus Bond Fund	138,393	—	138,393	51,253	130	51,383	87,010	(6,447)	(33,672)	(40,119)	46,891
Equity and Income Fund	73,138	175,867	249,005	67,495	447	67,942	181,063	(23,394)	338,793	315,399	496,462
Small Cap Equity Fund	—	239,355	239,355	56,982	210	57,192	182,163	(93,331)	563,142	469,811	651,974
Equally Weighted S&P 500 Fund	108,815	191,150	299,965	86,159	123	86,282	213,683	109,243	401,790	511,033	724,716
Growth and Income Fund	5,318	27,344	32,662	11,750	76	11,826	20,836	4,171	25,281	29,452	50,288
American Value Fund	656	1,967	2,623	2,364	41	2,405	218	(12)	23,727	23,715	23,933
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	52,206	—	52,206	16,142	360	16,502	35,704	(26,771)	(5,452)	(32,223)	3,481
Small Cap Core Portfolio	15,726	29,596	45,322	26,325	590	26,915	18,407	(1,472)	174,490	173,018	191,425
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	—	—	—	14,109	115	14,224	(14,224)	118,616	110,541	229,157	214,933
NASDAQ-100 Fund	2,838	26,270	29,108	24,685	248	24,933	4,175	269,325	28,425	297,750	301,925
U.S. Government Money Market Fund	11,957	80	12,037	5,058	36	5,094	6,943	—	—	—	6,943
Inverse S&P 500 Strategy Fund	2,030	—	2,030	222	21	243	1,787	(4,768)	473	(4,295)	(2,508)
Inverse NASDAQ-100 Strategy Fund	2,626	—	2,626	340	74	414	2,212	(485)	(6,043)	(6,528)	(4,316)
Inverse Government Long Bond Strategy Fund	190	—	190	48	7	55	135	816	(421)	395	530
Government Long Bond 1.2x Strategy	2,272	—	2,272	748	27	775	1,497	(21,878)	9,148	(12,730)	(11,233)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	245,620	245,620	36,397	236	36,633	208,987	(89,446)	(177,518)	(266,964)	(57,977)
S&P 500 Pure Growth Fund	2,857	19,989	22,846	60,812	258	61,070	(38,224)	169,093	903,573	1,072,666	1,034,442
S&P MidCap 400 Pure Growth Fund	—	87	87	14,116	21	14,137	(14,050)	5,260	181,591	186,851	172,801
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,974	—	1,974	10,001	59	10,060	(8,086)	218,681	(126,024)	92,657	84,571
Multi-Hedge Strategies Fund	50,728	—	50,728	13,605	117	13,722	37,006	13,596	(97,191)	(83,595)	(46,589)
Global Managed Futures Strategy Fund	9,610	5,137	14,747	4,670	23	4,693	10,054	(11,558)	(7,595)	(19,153)	(9,099)
New Age Alpha
Small Cap Value Fund	56,793	209,363	266,156	60,842	216	61,058	205,098	(56,844)	183,264	126,420	331,518
ProFunds VP
Profund Access VP High Yield Fund	1,375	—	1,375	626	(32)	594	781	(368)	571	203	984
Asia 30	435	—	435	1,369	11	1,380	(945)	(2,739)	8,469	5,730	4,785
Banks	1,941	—	1,941	2,504	14	2,518	(577)	2,003	15,985	17,988	17,411
Materials	216	39	255	1,154	30	1,184	(929)	3,569	(3,699)	(130)	(1,059)
Bear	421	191	612	139	2	141	471	(2,259)	849	(1,410)	(939)
Biotechnology	—	77,026	77,026	4,943	71	5,014	72,012	(9,595)	(67,979)	(77,574)	(5,562)
Bull	3,943	26,347	30,290	10,854	204	11,058	19,232	(15,600)	97,981	82,381	101,613
Consumer Staples	1,024	22,027	23,051	1,689	19	1,708	21,343	(8,176)	(8,237)	(16,413)	4,930
Consumer Discretionary	—	7,609	7,609	1,831	40	1,871	5,738	1,840	8,647	10,487	16,225
Dow 30	6,594	—	6,594	5,008	155	5,163	1,431	(335)	22,923	22,588	24,019
Emerging Markets	1,006	—	1,006	1,762	24	1,786	(780)	1,583	2,322	3,905	3,125
Europe 30	792	1,414	2,206	841	4	845	1,361	695	(1,033)	(338)	1,023
Falling U.S. Dollar	1,231	—	1,231	453	—	453	778	(1,214)	(1,011)	(2,225)	(1,447)
Financials	86	2,919	3,005	765	34	799	2,206	1,556	2,449	4,005	6,211
Health Care	76	5,477	5,553	4,427	52	4,479	1,074	(11,047)	12,996	1,949	3,023
Industrials	270	19,208	19,478	3,272	47	3,319	16,159	1,407	(1,129)	278	16,437
International	1,115	—	1,115	583	—	583	532	(874)	1,778	904	1,436
Internet	—	4,207	4,207	5,827	73	5,900	(1,693)	(13,725)	66,081	52,356	50,663
Japan	1,109	5,661	6,770	936	14	950	5,820	1,047	1,056	2,103	7,923
Large-Cap Growth	—	14,567	14,567	17,902	126	18,028	(3,461)	(9,586)	230,302	220,716	217,255
Large-Cap Value	1,550	51,132	52,682	10,881	100	10,981	41,701	22,932	(25,663)	(2,731)	38,970
Mid-Cap	2,631	—	2,631	2,511	49	2,560	71	(1,780)	8,957	7,177	7,248
Mid-Cap Growth	—	8,122	8,122	5,938	16	5,954	2,168	(789)	27,666	26,877	29,045
Mid-Cap Value	208	3,553	3,761	2,020	31	2,051	1,710	(594)	4,206	3,612	5,322
Government Money Market	96,009	—	96,009	53,685	1,276	54,961	41,048	—	—	—	41,048
Energy	4,603	10,024	14,627	6,626	133	6,759	7,868	12,282	(14,431)	(2,149)	5,719
NASDAQ-100	1,088	32,114	33,202	7,146	230	7,376	25,826	16,688	5,137	21,825	47,651
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Pharmaceuticals	—	5,030	5,030	945	6	951	4,079	(1,634)	(1,457)	(3,091)	988
Precious Metals	9,660	—	9,660	8,615	261	8,876	784	4,494	(6,170)	(1,676)	(892)
Real Estate	801	1,742	2,543	1,593	29	1,622	921	(1,159)	444	(715)	206
Rising Rates Opportunity	594	6,655	7,249	225	22	247	7,002	(7,147)	769	(6,378)	624
Semiconductor	—	19,997	19,997	9,021	84	9,105	10,892	150,833	(62,221)	88,612	99,504
Short Dow 30	43	—	43	31	—	31	12	(256)	125	(131)	(119)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	177	—	177	117	3	120	57	(1,721)	1,711	(10)	47
Short Mid-Cap	129	—	129	30	—	30	99	(337)	122	(215)	(116)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	89	—	89	43	3	46	43	(1,248)	1,051	(197)	(154)
Small-Cap	1,333	—	1,333	2,882	56	2,938	(1,605)	166	7,963	8,129	6,524
Small-Cap Growth	—	6,556	6,556	3,848	33	3,881	2,675	(4,248)	8,386	4,138	6,813
Small-Cap Value	317	514	831	2,218	71	2,289	(1,458)	(1,940)	5,979	4,039	2,581
Technology	—	19,378	19,378	6,272	152	6,424	12,954	10,486	14,996	25,482	38,436
Communication Services	—	—	—	9	—	9	(9)	3	100	103	94
U.S. Government Plus	2,203	—	2,203	1,287	2	1,289	914	(14,192)	4,790	(9,402)	(8,488)
UltraBull	7,575	—	7,575	24,236	168	24,404	(16,829)	5,911	351,953	357,864	341,035
UltraMid-Cap	2,516	—	2,516	11,702	45	11,747	(9,231)	(3,815)	64,288	60,473	51,242
UltraNASDAQ-100	2,011	—	2,011	19,381	155	19,536	(17,525)	70,043	164,739	234,782	217,257
UltraShort Dow 30	5	—	5	4	90	94	(89)	(42)	9	(33)	(122)
UltraShort NASDAQ-100	2	—	2	1	30	31	(29)	(55)	30	(25)	(54)
UltraSmall-Cap	1,003	—	1,003	3,420	25	3,445	(2,442)	(1,697)	14,963	13,266	10,824
Utilities	763	—	763	2,204	56	2,260	(1,497)	(2,570)	23,116	20,546	19,049
VanEck Worldwide Insurance Trust
Global Resources Fund	123,095	—	123,095	67,994	1,085	69,079	54,016	(65,211)	(198,829)	(264,040)	(210,024)
Emerging Markets Fund	13,211	—	13,211	8,871	175	9,046	4,165	(66,133)	61,328	(4,805)	(640)
Emerging Markets Bond Fund	23,758	—	23,758	5,190	110	5,300	18,458	(2,677)	(13,170)	(15,847)	2,611
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	246,700	704	247,404	(247,404)	(98,381)	5,104,659	5,006,278	4,758,874
Overseas Portfolio	18,854	—	18,854	18,783	78	18,861	(7)	57,209	4,374	61,583	61,576
Research Portfolio	—	3,616	3,616	1,410	19	1,429	2,187	22,906	5,193	28,099	30,286
Enterprise Services Portfolio	236,688	1,665,397	1,902,085	490,020	1,724	491,744	1,410,341	(51,222)	3,569,991	3,518,769	4,929,110
Global Research Portfolio	13,737	61,235	74,972	29,169	122	29,291	45,681	20,909	339,081	359,990	405,671
Mid Cap Value Portfolio	40,699	253,512	294,211	63,493	256	63,749	230,462	223,531	62,621	286,152	516,614
Balanced Portfolio	1,399,691	—	1,399,691	1,056,087	3,377	1,059,464	340,227	3,455,174	6,464,201	9,919,375	10,259,602
Flexible Bond Portfolio	294,220	—	294,220	91,248	319	91,567	202,653	(286,842)	116,963	(169,879)	32,774
Forty Portfolio	—	—	—	1,114	—	1,114	(1,114)	149	4,554	4,703	3,589
PIMCO Variable Insurance Trust
Total Return Portfolio	1,150,400	—	1,150,400	388,319	4,305	392,624	757,776	(1,185,828)	683,031	(502,797)	254,979
Low Duration Portfolio	1,038,787	—	1,038,787	352,037	2,069	354,106	684,681	(390,273)	500,215	109,942	794,623
High Yield Portfolio	749,189	—	749,189	175,279	1,238	176,517	572,672	169,818	(107,941)	61,877	634,549
Real Return Portfolio	496,748	—	496,748	259,544	1,768	261,312	235,436	(291,415)	187,415	(104,000)	131,436
All Asset Portfolio	167,786	—	167,786	35,214	340	35,554	132,232	(56,181)	(20,757)	(76,938)	55,294
Global Managed Asset Allocation Portfolio	36,348	—	36,348	14,270	23	14,293	22,055	(14,212)	84,777	70,565	92,620
Short-Term Portfolio	2,004,985	—	2,004,985	536,303	3,700	540,003	1,464,982	125,266	242,182	367,448	1,832,430
Emerging Markets Bond Portfolio	93,181	—	93,181	19,413	35	19,448	73,733	(66,819)	78,755	11,936	85,669
Global Bond Opportunities Portfolio	2,629	—	2,629	1,044	—	1,044	1,585	(330)	(2,830)	(3,160)	(1,575)
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Commodity Real Return Strategy Portfolio	111,798	—	111,798	71,204	471	71,675	40,123	(1,384,680)	1,493,959	109,279	149,402
International Bond (USD-Hedged) Portfolio	89,758	—	89,758	33,583	91	33,674	56,084	(177,558)	214,583	37,025	93,109
Dynamic Bond Adv Portfolio	92,361	—	92,361	25,821	151	25,972	66,389	(138,508)	152,260	13,752	80,141
Income Advisor Portfolio	1,754,630	—	1,754,630	403,252	1,199	404,451	1,350,179	(632,451)	468,172	(164,279)	1,185,900
StocksPLUS Gloabl Portfolio	9	—	9	3	—	3	6	—	(17)	(17)	(11)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	14,327	118,450	132,777	23,370	293	23,663	109,114	89,870	48,686	138,556	247,670
Large Cap Value Fund	3,154	27,234	30,388	3,137	55	3,192	27,196	11,753	(4,140)	7,613	34,809
Mid Cap Value Fund	27,771	158,777	186,548	36,948	842	37,790	148,758	84,205	69,558	153,763	302,521
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	32,686	32,686	7,631	102	7,733	24,953	42,606	30,455	73,061	98,014
AMT Mid Cap Intrinsic Value Portfolio	890	4,010	4,900	1,862	31	1,893	3,007	675	5,481	6,156	9,163
BNY Mellon Variable Investment Fund
Appreciation Portfolio	508	21,685	22,193	6,912	117	7,029	15,164	3,029	7,027	10,056	25,220
Sustainable U.S. Equity Portfolio	69	119	188	388	8	396	(208)	2,081	1,876	3,957	3,749
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,409	—	1,409	392	5	397	1,012	(1,822)	1,932	110	1,122
Emerging Markets Equity Portfolio	1,420	—	1,420	2,471	42	2,513	(1,093)	(1,335)	8,576	7,241	6,148
Discovery Portfolio	—	—	—	975	3	978	(978)	(9,428)	24,330	14,902	13,924
U.S. Real Estate Portfolio	840	—	840	901	27	928	(88)	(702)	4,743	4,041	3,953
Northern Lights Variable Trust
Power Dividend Index Fund	8,815	—	8,815	7,822	42	7,864	951	56,662	8,257	64,919	65,870
AB Variable Products Series
Dynamic Asset Allocation Portfolio	28,720	—	28,720	34,952	62	35,014	(6,294)	(58,701)	290,580	231,879	225,585
Small Cap Growth Portfolio	—	—	—	310	—	310	(310)	(5,926)	9,826	3,900	3,590
Discovery Value Portfolio	45,035	354,886	399,921	91,558	273	91,831	308,090	(365,124)	616,204	251,080	559,170
BlackRock Variable Series Fund, Inc.
Basic Value Fund	67,417	290,596	358,013	47,691	132	47,823	310,190	(84,746)	77,686	(7,060)	303,130
Capital Appreciation Fund	—	152,703	152,703	5,183	11	5,194	147,509	(20,488)	(12,855)	(33,343)	114,166
Equity Dividend Fund	500,841	1,677,078	2,177,919	284,562	960	285,522	1,892,397	(886,986)	683,371	(203,615)	1,688,782
Global Allocation Fund	162,271	878,915	1,041,186	149,885	658	150,543	890,643	(67,576)	15,439	(52,137)	838,506
Advantage Large Cap Core Fund	1,833	42,776	44,609	5,889	42	5,931	38,678	586	53,922	54,508	93,186
Large Cap Focus Growth Fund	—	1,225,564	1,225,564	194,560	491	195,051	1,030,513	14,096	2,692,420	2,706,516	3,737,029
60/40 Target Allocation ETF Fund	208,169	558,723	766,892	105,426	242	105,668	661,224	28,173	3,598	31,771	692,995
Total Return Fund	72,385	—	72,385	22,538	—	22,538	49,847	(9,413)	(41,312)	(50,725)	(878)
S&P 500 Fund	20,191	83,330	103,521	24,297	—	24,297	79,224	58,249	255,380	313,629	392,853
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	171,455	457	171,912	(171,912)	669,953	1,976,449	2,646,402	2,474,490
Dividend Opportunity Portfolio	—	—	—	113,363	300	113,663	(113,663)	513,347	766,352	1,279,699	1,166,036
Emerging Markets Bond Portfolio	180,987	—	180,987	48,094	389	48,483	132,504	(224,119)	265,796	41,677	174,181
High Yield Portfolio	390,742	—	390,742	90,263	443	90,706	300,036	(224,506)	287,394	62,888	362,924
Select Large-Cap Value Portfolio	—	—	—	174,654	401	175,055	(175,055)	737,937	896,565	1,634,502	1,459,447
Seligman Global Tech Portfolio	—	1,396,831	1,396,831	232,688	697	233,385	1,163,446	307,630	2,528,883	2,836,513	3,999,959
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
US Government Mortgage Portfolio	27,894	—	27,894	11,732	18	11,750	16,144	(17,032)	2,291	(14,741)	1,403
Strategic Income Portfolio	85,812	—	85,812	24,561	61	24,622	61,190	(42,890)	43,539	649	61,839
Emerging Markets Portfolio	3,925	—	3,925	5,070	5	5,075	(1,150)	(7,231)	24,148	16,917	15,767
Select Mid Cap Value Portfolio	—	—	—	6,429	18	6,447	(6,447)	14,320	21,655	35,975	29,528
Small Cap Value Portfolio	4,423	36,368	40,791	8,132	30	8,162	32,629	22,257	7,913	30,170	62,799
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	476,596	3,228,389	3,704,985	740,190	1,776	741,966	2,963,019	3,062,074	5,145,309	8,207,383	11,170,402
Small Cap Index Portfolio	66,828	206,971	273,799	97,426	307	97,733	176,066	(464,268)	973,456	509,188	685,254
Alternative Asset Allocation Portfolio	34,301	604	34,905	13,150	43	13,193	21,712	82	17,022	17,104	38,816
Global Small Cap Portfolio	1,408	5,595	7,003	815	2	817	6,186	(7,123)	(1,386)	(8,509)	(2,323)
Small Mid Cap Value Portfolio	30,112	179,640	209,752	45,892	237	46,129	163,623	59,777	(62,419)	(2,642)	160,981
CROCI US Portfolio	1,380	—	1,380	912	3	915	465	31,213	(18,060)	13,153	13,618
High Income Portfolio	20,165	—	20,165	2,096	17	2,113	18,052	7,432	(21,333)	(13,901)	4,151
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,694,338	—	1,694,338	280,368	1,386	281,754	1,412,584	(252,490)	152,688	(99,802)	1,312,782
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	79,976	83,168	163,144	54,698	307	55,005	108,139	(81,590)	364,494	282,904	391,043
Income Fund	1,281,523	104,996	1,386,519	324,055	1,237	325,292	1,061,227	(226,053)	527,714	301,661	1,362,888
Global Bond Fund	—	—	—	254,181	1,598	255,779	(255,779)	(1,120,441)	(1,198,774)	(2,319,215)	(2,574,994)
Foreign Fund	832,525	—	832,525	445,922	2,623	448,545	383,980	3,393	(991,612)	(988,219)	(604,239)
Developing Markets Fund	92,354	17,749	110,103	30,723	206	30,929	79,174	(79,520)	150,922	71,402	150,576
Mutual Global Discovery Fund	76,212	320,247	396,459	58,692	186	58,878	337,581	77,612	(258,018)	(180,406)	157,175
Rising Dividends Fund	288,642	1,373,345	1,661,987	378,352	1,141	379,493	1,282,494	438,664	832,212	1,270,876	2,553,370
DynaTech 2 Fund	—	—	—	71,569	423	71,992	(71,992)	225,755	1,085,282	1,311,037	1,239,045
Global Real Estate Fund	46	—	46	213	—	213	(167)	343	(3,244)	(2,901)	(3,068)
VolSmart Allocation Fund	3,849	2,535	6,384	1,742	3	1,745	4,639	10,532	3,569	14,101	18,740
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	40,592	81,147	121,739	29,757	234	29,991	91,748	22,495	120,018	142,513	234,261
Balanced Portfolio	82,387	—	82,387	82,406	508	82,914	(527)	(310,584)	1,135,599	825,015	824,488
Global Equity Portfolio	41,918	—	41,918	4,321	27	4,348	37,570	(51,415)	66,404	14,989	52,559
Energy Portfolio	35,544	—	35,544	14,437	71	14,508	21,036	121,280	(220,097)	(98,817)	(77,781)
Natural Resources Portfolio	31,548	—	31,548	7,405	15	7,420	24,128	27,272	(56,787)	(29,515)	(5,387)
Growth Portfolio	—	379,327	379,327	37,497	111	37,608	341,719	(62,685)	304,104	241,419	583,138
High Income Portfolio	578,902	—	578,902	114,730	747	115,477	463,425	(174,872)	135,098	(39,774)	423,651
International Core Equity Portfolio	79,744	14,434	94,178	76,711	358	77,069	17,109	73,293	48,486	121,779	138,888
Global Growth Portfolio	15,247	12,404	27,651	17,060	49	17,109	10,542	17,615	145,583	163,198	173,740
Mid Cap Growth Portfolio	—	226,892	226,892	100,445	264	100,709	126,183	(1,561,691)	1,555,760	(5,931)	120,252
Science and Technology Portfolio	—	451,848	451,848	186,615	587	187,202	264,646	(482,636)	3,935,328	3,452,692	3,717,338
Small Cap Growth Portfolio	—	—	—	47,849	245	48,094	(48,094)	(333,440)	833,118	499,678	451,584
SMID Cap Core Portfolio	25,397	14,195	39,592	108,828	476	109,304	(69,712)	(90,520)	1,203,018	1,112,498	1,042,786
Total Return Portfolio	2,460	247	2,707	1,239	15	1,254	1,453	865	5,829	6,694	8,147
International Portfolio	19,877	—	19,877	4,220	1	4,221	15,656	(77,582)	84,400	6,818	22,474
Opportunity Portfolio	46,586	338,990	385,576	91,238	598	91,836	293,740	204,652	398,017	602,669	896,409
Lazard Retirement Series, Inc.
International Equity Portfolio	33,614	2,720	36,334	15,568	38	15,606	20,728	(3,172)	31,242	28,070	48,798
Global Dynamic Multi Asset Portfolio	—	—	—	10,265	54	10,319	(10,319)	(44,187)	115,155	70,968	60,649
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	121,007	—	121,007	28,155	229	28,384	92,623	(52,023)	73,256	21,233	113,856
ClearBridge Variable Mid Cap Portfolio	58,101	366,484	424,585	198,820	613	199,433	225,152	(246,923)	1,298,975	1,052,052	1,277,204
ClearBridge Variable Dividend Strategy Portfolio	370,981	3,338,542	3,709,523	458,108	1,340	459,448	3,250,075	1,240,790	445,709	1,686,499	4,936,574
ClearBridge Variable Small Cap Growth Portfolio	—	337,251	337,251	117,169	389	117,558	219,693	(850,067)	838,719	(11,348)	208,345
ClearBridge Variable Growth Portfolio	920	232,518	233,438	10,938	12	10,950	222,488	(38,815)	(96,653)	(135,468)	87,020
Western Asset Variable Core Bond Plus Portfolio	5,163,894	—	5,163,894	825,122	4,137	829,259	4,334,635	(1,775,945)	(3,902,896)	(5,678,841)	(1,344,206)
ClearBridge Variable Large Cap Growth Portfolio	—	1,318,960	1,318,960	369,143	1,784	370,927	948,033	2,238,822	3,357,818	5,596,640	6,544,673
Pioneer Variable Contracts Trust
Fund Portfolio	12,730	122,799	135,529	35,143	103	35,246	100,283	70,909	289,310	360,219	460,502
Bond Portfolio	1,862,624	—	1,862,624	568,309	3,065	571,374	1,291,250	(1,167,504)	604,246	(563,258)	727,992
Strategic Income Portfolio	401,977	—	401,977	130,906	700	131,606	270,371	(217,975)	205,874	(12,101)	258,270
Equity Income Portfolio	211,289	2,054,128	2,265,417	143,495	549	144,044	2,121,373	(453,107)	(645,648)	(1,098,755)	1,022,618
High Yield Portfolio	29,546	—	29,546	7,216	68	7,284	22,262	(12,255)	26,287	14,032	36,294
Prudential Series Funds
Natural Resources Portfolio	—	—	—	8,322	18	8,340	(8,340)	14,711	10,686	25,397	17,057
Mid-Cap Growth Portfolio	—	—	—	1,820	8	1,828	(1,828)	5,152	13,208	18,360	16,532
PGIM Jennison Blend Portfolio	—	—	—	7,691	39	7,730	(7,730)	4,831	122,371	127,202	119,472
Royce Capital Fund
Micro-Cap Portfolio	—	14,982	14,982	2,807	12	2,819	12,163	(3,560)	15,678	12,118	24,281
Small Cap Portfolio	80,689	329,621	410,310	97,116	532	97,648	312,662	152,522	(300,804)	(148,282)	164,380
Alps Fund
Alerian Energy Infrastructure Portfolio	249,061	200,255	449,316	72,865	123	72,988	376,328	353,233	1,130,681	1,483,914	1,860,242
Global Opportunity Portfolio	157,303	—	157,303	23,559	47	23,606	133,697	(43,492)	184,299	140,807	274,504
American Funds IS
Asset Allocation Fund	1,747,122	4,118,130	5,865,252	1,221,040	2,509	1,223,549	4,641,703	916,577	7,483,950	8,400,527	13,042,230
Washington Mutual Investors Fund	840,810	465,387	1,306,197	741,735	1,381	743,116	563,081	1,988,838	6,516,515	8,505,353	9,068,434
Ultra-Short Bond Fund	788,337	—	788,337	220,112	1,092	221,204	567,133	86,693	(116,402)	(29,709)	537,424
Capital Income Builder Fund	701,125	—	701,125	286,290	528	286,818	414,307	664,237	689,130	1,353,367	1,767,674
Global Growth Fund	431,308	922,067	1,353,375	407,637	919	408,556	944,819	(598,834)	3,150,946	2,552,112	3,496,931
Capital World Growth and Income Fund	282,281	—	282,281	247,121	348	247,469	34,812	57,237	2,090,318	2,147,555	2,182,367
Global Small Capitalization Fund	55,549	243,570	299,119	87,082	109	87,191	211,928	(993,277)	845,456	(147,821)	64,107
Growth Fund	123,606	1,694,992	1,818,598	935,020	1,884	936,904	881,694	1,646,622	16,100,888	17,747,510	18,629,204
Growth-Income Fund	737,363	3,487,163	4,224,526	998,123	2,207	1,000,330	3,224,196	2,723,663	9,277,330	12,000,993	15,225,189
International Fund	93,023	—	93,023	126,727	173	126,900	(33,877)	(616,884)	830,204	213,320	179,443
International Growth and Income Fund	190,904	—	190,904	111,034	327	111,361	79,543	(957,110)	1,066,376	109,266	188,809
New World Fund	389,540	157,954	547,494	428,749	1,859	430,608	116,886	351,999	1,178,724	1,530,723	1,647,609
U.S. Government Securities Fund	369,618	—	369,618	144,114	694	144,808	224,810	(792,353)	307,510	(484,843)	(260,033)
Global Balanced Fund	8,456	—	8,456	4,121	1	4,122	4,334	1,829	(1,613)	216	4,550
The Bond Fd of America Fund	161,480	—	161,480	16,665	48	16,713	144,767	2,837	(183,427)	(180,590)	(35,823)
Invesco Oppenheimer
International Growth Fund	77,810	1,383,844	1,461,654	285,037	1,200	286,237	1,175,417	(664,351)	(1,151,290)	(1,815,641)	(640,224)
T. Rowe Price
Blue Chip Growth Portfolio	—	3,472,629	3,472,629	963,764	3,319	967,083	2,505,546	5,061,008	13,678,356	18,739,364	21,244,910
Health Sciences Portfolio	—	2,914,843	2,914,843	431,079	1,251	432,330	2,482,513	1,005,472	(3,359,510)	(2,354,038)	128,475
Equity Income Portfolio	7,897	58,302	66,199	4,281	7	4,288	61,911	8,354	(74,665)	(66,311)	(4,400)
Mid-Cap Growth Portfolio	—	147,003	147,003	6,625	28	6,653	140,350	911	(124,919)	(124,008)	16,342
John Hancock Variable Insurance Trust
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2024

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Financial Industries Portfolio	25,163	—	25,163	37,574	182	37,756	(12,593)	(235,500)	973,284	737,784	725,191
Fundamental All Cap Core Portfolio	—	20,702	20,702	3,206	7	3,213	17,489	5,318	26,498	31,816	49,305
Select Bond Portfolio	12,993	—	12,993	4,158	9	4,167	8,826	(34,151)	23,516	(10,635)	(1,809)
Strategic Income Opportunities Portfolio	29,230	—	29,230	11,351	45	11,396	17,834	(27,863)	18,086	(9,777)	8,057
Federated Hermes
High Income Bond Portfolio	101,080	—	101,080	21,270	67	21,337	79,743	(88,169)	70,226	(17,943)	61,800
Kaufmann Portfolio	37,849	176,510	214,359	72,045	317	72,362	141,997	(52,847)	701,725	648,878	790,875
Managed Volatility Portfolio	8,302	—	8,302	4,169	28	4,197	4,105	(74,585)	107,027	32,442	36,547
Principal Variable Contracts
Blue Chip Fund	—	—	—	18,964	56	19,020	(19,020)	132,584	138,315	270,899	251,879
Equity Income Fund	9,862	4,836	14,698	5,370	44	5,414	9,284	1,853	51,064	52,917	62,201
Diversified Balance Fund	46,575	71,720	118,295	28,586	66	28,652	89,643	(3,357)	71,963	68,606	158,249
Diversified Growth Fund	22,444	35,670	58,114	11,618	10	11,628	46,486	(1,273)	30,947	29,674	76,160
Diversified Income Fund	1,770	1,957	3,727	1,213	—	1,213	2,514	(393)	2,677	2,284	4,798
Putnam Variable Trust
Core Equity Fund	—	—	—	144	—	144	(144)	5	1,090	1,095	951
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	—	—	7	1	8	(8)	—	45	45	37
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	—	—	59	—	59	(59)	(3)	(2,681)	(2,684)	(2,743)
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	—	—	1,250	—	1,250	(1,250)	(305)	(24,082)	(24,387)	(25,637)
Large Cap Growth Fund	—	—	—	359	1	360	(360)	335	7,546	7,881	7,521
Large Cap Value Fund	—	—	—	4,557	3	4,560	(4,560)	4,945	(58,880)	(53,935)	(58,495)
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	435	—	435	(435)	94	(5,602)	(5,508)	(5,943)
Small Cap Value Fund	—	—	—	81	—	81	(81)	1	(1,851)	(1,850)	(1,931)
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$8,371,840	$300,024	$13,860	$3,338	$(566,166)	$(383,140)	$(213,570)	$141,839	$(1,003,839)	$(703,815)	$7,668,025
High Income Portfolio	3,945,999	274,553	22,276	11	(386,418)	(112,957)	(79,340)	(1,807)	(558,235)	(283,682)	3,662,317
Equity-Income Portfolio	6,185,295	842,748	48,275	1,716	(341,707)	(166,797)	(197,272)	(111,745)	(767,530)	75,218	6,260,513
Growth Portfolio	8,692,355	2,342,762	57,235	(294)	(1,185,349)	(200,966)	(231,748)	330,099	(1,231,023)	1,111,739	9,804,094
Overseas Portfolio	5,558,646	221,154	14,943	2,871	(335,623)	(207,934)	(156,858)	(767,438)	(1,450,039)	(1,228,885)	4,329,761
Mid Cap Portfolio	16,736,415	2,636,590	1,550,012	(768)	(1,295,443)	(703,810)	(516,456)	275,712	(690,753)	1,945,837	18,682,252
Asset Manager Portfolio	790,245	51,212	235	180	(37,765)	—	(4,912)	862	(41,400)	9,812	800,057
Investment Grade Bond Portfolio	5,806,652	435	938,515	1,970	(318,719)	(833,280)	(158,696)	398,766	28,556	28,991	5,835,643
Index 500 Portfolio	21,699,324	4,727,903	3,691	4,596	(2,029,716)	(122,012)	(503,121)	(530,601)	(3,177,163)	1,550,740	23,250,064
Contrafund Portfolio	41,188,567	13,175,587	7,647,804	(248)	(4,004,295)	(1,847,098)	(1,998,860)	4,182,676	3,979,979	17,155,566	58,344,133
Asset Manager: Growth Portfolio	877,080	77,401	26,526	1,235	(37,045)	(12,806)	(206,207)	(1,979)	(230,276)	(152,875)	724,205
Balanced Portfolio	3,323,261	505,143	29,221	(250)	(109,462)	(122,052)	(36,720)	463,247	223,984	729,127	4,052,388
Growth & Income Portfolio	1,679,924	332,549	12,875	997	(79,515)	(20,130)	(78,684)	20,988	(143,469)	189,080	1,869,004
Growth Opportunities Portfolio	40,676,621	14,520,056	4,699,492	—	(3,087,345)	(1,086,671)	(1,128,837)	(2,820,996)	(3,424,357)	11,095,699	51,772,320
Value Strategies Portfolio	2,609,602	191,063	229,657	(566)	(256,272)	(67,013)	(42,268)	190,139	53,677	244,740	2,854,342
Strategic Income Portfolio	13,738,557	609,215	2,714,277	—	(1,388,247)	(785,504)	(253,742)	943,594	1,230,378	1,839,593	15,578,150
Emerging Markets Portfolio	5,081,295	387,787	214,634	—	(195,410)	(184,797)	(61,616)	(614,486)	(841,675)	(453,888)	4,627,407
Real Estate Portfolio	16,155,368	743,408	261,093	—	(786,653)	(876,215)	(521,089)	(789,006)	(2,711,870)	(1,968,462)	14,186,906
Funds Manager 50% Portfolio	7,145,857	458,148	144,475	—	(1,077,032)	(627,538)	(123,063)	(505,937)	(2,189,095)	(1,730,947)	5,414,910
Funds Manager 70% Portfolio	5,018,927	458,065	330,906	—	(143,502)	(353,877)	(90,481)	(264,621)	(521,575)	(63,510)	4,955,417
Funds Manager 85% Portfolio	1,713,506	210,398	767,273	—	(72,573)	(98,604)	(207,009)	53,306	442,393	652,791	2,366,297
Government Money Market Portfolio Service Class 2	60,886,111	3,048,185	405,035,176	—	(17,285,686)	(3,616,080)	(6,102,859)	(345,110,169)	32,920,381	35,968,566	96,854,677
International Capital Appreciation Portfolio	5,284,010	330,030	574,195	—	(147,272)	(218,196)	(164,286)	118,055	162,496	492,526	5,776,536
Energy Portfolio	3,359	(40,469)	404,258	—	—	(7,174)	(31,257)	431,996	797,823	757,354	760,713
Lincoln VIP American Century
Balanced Fund	5,152,180	532,690	467,459	(327)	(240,950)	(223,033)	(267,894)	9,618	(255,127)	277,563	5,429,743
Capital Appreciation Fund	1,866,327	399,797	235,949	—	(215,664)	(14,250)	(22,143)	(150,242)	(166,350)	233,447	2,099,774
International Fund	2,435,497	31,109	10,305	30	(209,197)	(32,415)	(69,319)	51,397	(249,199)	(218,090)	2,217,407
Value Fund	76,369,729	5,886,269	3,096,321	1,302	(3,386,634)	(4,745,071)	(2,108,601)	(3,073,382)	(10,216,065)	(4,329,796)	72,039,933
Disciplined Core Value Fund	5,523,255	610,598	251,785	(12)	(332,826)	(218,859)	(137,984)	(207,346)	(645,242)	(34,644)	5,488,611
Inflation Protection Fund	7,908,115	(1,708)	105,773	830	(244,278)	(469,802)	(241,239)	(964,823)	(1,813,539)	(1,815,247)	6,092,868
Large Company Value Fund	709,993	59,306	19,388	—	(38,651)	—	(20,518)	73,235	33,454	92,760	802,753
Mid Cap Value Fund	35,532,883	2,467,220	790,624	—	(1,271,243)	(2,112,495)	(1,099,976)	(907,394)	(4,600,484)	(2,133,264)	33,399,619
Ultra Fund	10,956,265	2,902,748	945,705	—	(854,104)	(461,435)	(366,310)	(546,073)	(1,282,217)	1,620,531	12,576,796
MFS Variable Insurance Trust
Research Series	355,343	57,957	176	—	(90,417)	(56,405)	(5,141)	76,762	(75,025)	(17,068)	338,275
Growth Series	1,542,845	456,022	4,043	(694)	(206,881)	(1,941)	(17,294)	174,971	(47,796)	408,226	1,951,071
Investors Trust Series	275,592	47,681	264	—	(3,110)	(3,436)	(15,981)	(645)	(22,908)	24,773	300,365
New Discovery Series	6,943,912	283,959	432,926	—	(269,603)	(200,986)	(223,557)	(3,181)	(264,401)	19,558	6,963,470
Corporate Bond Portfolio	4,815,715	75,697	110,630	—	(274,798)	(214,241)	(168,476)	323,588	(223,297)	(147,600)	4,668,115
Emerging Markets Equity Portfolio	4,674,879	462,273	387,831	—	(150,880)	(177,921)	(127,197)	(41,715)	(109,882)	352,391	5,027,270
Technology Portfolio	8,931,034	3,351,091	2,408,553	—	(445,208)	(308,630)	(261,941)	572,676	1,965,450	5,316,541	14,247,575
Global Tactical Allocation Portfolio	931,440	29,380	34,270	—	(22,874)	(44,493)	(34,923)	49,423	(18,597)	10,783	942,223
International Intrinsic Value Portfolio	14,421,836	844,929	473,855	—	(712,104)	(344,374)	(1,019,903)	(86,029)	(1,688,555)	(843,626)	13,578,210
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Utilities Series Portfolio	12,646,204	1,285,060	1,193,424	—	(548,373)	(637,186)	(384,369)	(36,388)	(412,892)	872,168	13,518,372
Blended Research Core Equity Portfolio	5,023,472	1,263,178	631,595	—	(168,259)	(75,663)	(226,394)	(1,441)	159,838	1,423,016	6,446,488
Global Real Estate Portfolio	926,239	(32,150)	20,676	—	(1,740)	(39,991)	(43,754)	57,872	(6,937)	(39,087)	887,152
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,289,035	250,536	7,004	—	(106,022)	—	(59,255)	95,751	(62,522)	188,014	1,477,049
Mid-Cap Stock Portfolio	1,485,304	201,028	20,374	10	(264,385)	(9,486)	(51,720)	29,007	(276,200)	(75,172)	1,410,132
Bond-Debenture Portfolio	24,840,890	1,261,546	1,283,350	—	(1,384,461)	(1,386,489)	(902,883)	(145,735)	(2,536,218)	(1,274,672)	23,566,218
Fundamental Equity Portfolio	2,034,514	306,689	32,670	—	(222,478)	(54,400)	(75,907)	16,080	(304,035)	2,654	2,037,168
Developing Growth Portfolio	3,699,711	718,878	35,392	—	(210,503)	(329,848)	(91,682)	(9,079)	(605,720)	113,158	3,812,869
Short Duration Income Portfolio	15,715,007	584,375	1,681,142	—	(578,037)	(858,232)	(539,602)	(616,037)	(910,766)	(326,391)	15,388,616
Alger Fund
LargeCap Growth Portfolio	4,725,998	1,675,695	16,150	2,389	(944,412)	(36,730)	(136,465)	(478,790)	(1,577,858)	97,837	4,823,835
MidCap Growth Portfolio	3,577,041	634,147	29,005	2,118	(357,507)	(52,818)	(139,771)	(121,095)	(640,068)	(5,921)	3,571,120
Capital Appreciation Portfolio	3,173,207	1,369,640	9,595	—	(533,879)	(46,595)	(34,630)	(2,993)	(608,502)	761,138	3,934,345
SmallCap Growth Portfolio	567,214	35,609	159	—	(19,259)	(27,393)	(11,329)	1,565	(56,257)	(20,648)	546,566
Capital Appreciation Portfolio Class S	36,877,026	15,331,377	683,343	—	(2,234,344)	(3,188,185)	(1,161,683)	(2,881,488)	(8,782,357)	6,549,020	43,426,046
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,446,653	205,664	158,548	—	(239,488)	(46,134)	(72,326)	(134,289)	(333,689)	(128,025)	2,318,628
SRI Balanced Portfolio	6,230,883	1,111,503	1,761,762	—	(362,000)	(311,678)	(289,359)	128,949	927,674	2,039,177	8,270,060
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,606,799	333,879	14,123	—	(109,193)	(229,455)	(36,970)	(103,631)	(465,126)	(131,247)	1,475,552
Invesco Variable Insurance Funds
Technology Fund	1,144,620	330,118	2,262	645	(374,668)	(43,201)	(30,801)	8,522	(437,241)	(107,123)	1,037,497
Diversified Dividend Fund	2,566,874	305,688	648,977	27	(55,925)	(58,945)	(62,273)	36,532	508,393	814,081	3,380,955
Health Care Fund	790,134	(6,847)	18,976	(375)	(103,596)	(25,011)	(22,932)	460,055	327,117	320,270	1,110,404
Global Real Estate Fund	80,136	(3,933)	2,859	—	(4,830)	—	(2,781)	(9,826)	(14,578)	(18,511)	61,625
International Equity Fund	216,868	(4,179)	—	—	(20,102)	—	(9,220)	10,437	(18,885)	(23,064)	193,804
Main Street Mid Cap Fund	186,845	24,084	1,101	—	(28,888)	—	(8,443)	(362)	(36,592)	(12,508)	174,337
Discovery Mid Cap Growth Fund	5,172,491	1,142,177	649,227	—	(281,315)	(118,634)	(133,968)	(360,089)	(244,779)	897,398	6,069,889
Global Fund	7,140,575	970,680	378,868	—	(633,157)	(461,619)	(191,598)	(474,978)	(1,382,484)	(411,804)	6,728,771
Main Street Fund	8,347,830	1,790,840	205,161	—	(175,155)	(623,540)	(261,023)	696,301	(158,256)	1,632,584	9,980,414
Main Street Small Cap Fund	10,309,660	1,156,771	875,883	—	(362,514)	(149,890)	(1,400,209)	(380,469)	(1,417,199)	(260,428)	10,049,232
Balanced-Risk Allocation Fund	424,176	7,977	74,313	—	(15,287)	(7,911)	(3,375)	7,282	55,022	62,999	487,175
Core Plus Bond Fund	4,156,950	46,891	475,739	—	(141,487)	(258,137)	(110,537)	57,881	23,459	70,350	4,227,300
Equity and Income Fund	5,114,419	496,462	633,146	—	(901,227)	(348,561)	(113,278)	(312,296)	(1,042,216)	(545,754)	4,568,665
Small Cap Equity Fund	3,456,686	651,974	702,978	—	(116,553)	(207,500)	(155,265)	861,326	1,084,986	1,736,960	5,193,646
Equally Weighted S&P 500 Fund	5,562,260	724,716	2,249,721	—	(152,911)	(256,867)	(45,117)	(403,236)	1,391,590	2,116,306	7,678,566
Growth and Income Fund	399,455	50,288	2	—	(19,158)	—	(12,224)	22,539	(8,841)	41,447	440,902
American Value Fund	107,360	23,933	—	—	(25,423)	—	(7,450)	(6,294)	(39,167)	(15,234)	92,126
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,279,895	3,481	11,558	326	(82,863)	(32,372)	(40,397)	42,308	(101,440)	(97,959)	1,181,936
Small Cap Core Portfolio	1,947,402	191,425	12,371	2,198	(111,122)	(2,958)	(70,741)	(20,255)	(190,507)	918	1,948,320
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	812,771	214,933	1,383	—	(165,024)	—	(16,784)	(152,746)	(333,171)	(118,238)	694,533
NASDAQ-100 Fund	1,789,152	301,925	2,547	407	(362,349)	(37,792)	(26,330)	(538,260)	(961,777)	(659,852)	1,129,300
U.S. Government Money Market Fund	361,607	6,943	—	—	(578)	—	(64,980)	(131,051)	(196,609)	(189,666)	171,941
Inverse S&P 500 Strategy Fund	17,120	(2,508)	2	—	(177)	(339)	(107)	2,308	1,687	(821)	16,299
Inverse NASDAQ-100 Strategy Fund	23,070	(4,316)	58	—	—	—	(403)	5,039	4,694	378	23,448
Inverse Government Long Bond Strategy Fund	5,385	530	7	—	—	(1,370)	(102)	(2,262)	(3,727)	(3,197)	2,188
Government Long Bond 1.2x Strategy	88,481	(11,233)	7	—	—	(4,628)	(511)	(10,967)	(16,099)	(27,332)	61,149
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,017,964	(57,977)	6,146	—	(212,932)	(145,512)	(96,583)	13,692	(435,189)	(493,166)	2,524,798
S&P 500 Pure Growth Fund	4,599,182	1,034,442	159,747	—	(588,417)	(112,436)	(148,389)	(595,208)	(1,284,703)	(250,261)	4,348,921
S&P MidCap 400 Pure Growth Fund	1,171,441	172,801	282	—	(96,428)	(187,388)	(17,525)	(6,576)	(307,635)	(134,834)	1,036,607
Guggenheim Variable Insurance Funds
Long Short Equity Fund	964,325	84,571	357,202	—	(14,552)	(85,192)	(8,609)	(1,297,745)	(1,048,896)	(964,325)	—
Multi-Hedge Strategies Fund	1,143,390	(46,589)	9,906	—	(62,363)	(144,887)	(16,602)	39,981	(173,965)	(220,554)	922,836
Global Managed Futures Strategy Fund	388,277	(9,099)	3,566	—	(14,314)	(37,457)	(9,067)	4,279	(52,993)	(62,092)	326,185
New Age Alpha
Small Cap Value Fund	4,839,229	331,518	93,067	—	(151,163)	(201,648)	(106,193)	(581,290)	(947,227)	(615,709)	4,223,520
ProFunds VP
Profund Access VP High Yield Fund	30,669	984	10	—	(6,781)	(452)	(1,684)	2,105	(6,802)	(5,818)	24,851
Asia 30	52,468	4,785	195	—	(1,055)	—	(1,720)	683	(1,897)	2,888	55,356
Banks	85,401	17,411	969	—	(1,587)	—	(2,590)	8,234	5,026	22,437	107,838
Materials	37,853	(1,059)	101	—	(1,188)	—	(2,511)	16,826	13,228	12,169	50,022
Bear	5,520	(939)	2	—	—	—	(23)	434	413	(526)	4,994
Biotechnology	222,189	(5,562)	151	—	(12,724)	—	(6,361)	(9,343)	(28,277)	(33,839)	188,350
Bull	545,269	101,613	—	—	(61,809)	—	(77,749)	(57,541)	(197,099)	(95,486)	449,783
Consumer Staples	67,389	4,930	156	—	(5,067)	—	(3,309)	(2,398)	(10,618)	(5,688)	61,701
Consumer Discretionary	99,109	16,225	—	—	(6,001)	—	(3,873)	(11,119)	(20,993)	(4,768)	94,341
Dow 30	193,713	24,019	869	—	(29,790)	—	(17,864)	60,023	13,238	37,257	230,970
Emerging Markets	64,656	3,125	1	—	(885)	—	(4,772)	(2)	(5,658)	(2,533)	62,123
Europe 30	36,379	1,023	1	—	(4,132)	—	(3,144)	(190)	(7,465)	(6,442)	29,937
Falling U.S. Dollar	19,808	(1,447)	—	—	—	—	(89)	(1)	(90)	(1,537)	18,271
Financials	17,826	6,211	101	—	(1,340)	—	(3,360)	7,082	2,483	8,694	26,520
Health Care	254,638	3,023	10	—	(19,859)	—	(16,065)	(107,209)	(143,123)	(140,100)	114,538
Industrials	125,307	16,437	871	—	(12,346)	—	(4,155)	21,181	5,551	21,988	147,295
International	32,395	1,436	1	—	(21,156)	—	(1,638)	(1)	(22,794)	(21,358)	11,037
Internet	202,582	50,663	5,741	—	—	(3,944)	(5,439)	(6,836)	(10,478)	40,185	242,767
Japan	40,244	7,923	—	—	—	—	(1,337)	716	(621)	7,302	47,546
Large-Cap Growth	792,864	217,255	1,361	—	(150,888)	—	(30,435)	(21,596)	(201,558)	15,697	808,561
Large-Cap Value	544,238	38,970	158	—	(42,556)	—	(30,339)	(107,725)	(180,462)	(141,492)	402,746
Mid-Cap	90,874	7,248	3	—	(9,330)	—	(3,575)	46	(12,856)	(5,608)	85,266
Mid-Cap Growth	267,375	29,045	162	—	(88,558)	(7)	(10,738)	(245)	(99,386)	(70,341)	197,034
Mid-Cap Value	92,446	5,322	1,199	—	(9,390)	—	(5,526)	3,478	(10,239)	(4,917)	87,529
Government Money Market	2,419,732	41,048	164,693	—	(234,193)	(45,378)	(178,155)	96,407	(196,626)	(155,578)	2,264,154
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Energy	276,332	5,719	14,216	—	(4,081)	—	(12,232)	(65,890)	(67,987)	(62,268)	214,064
NASDAQ-100	249,370	47,651	—	—	(503)	—	(19,767)	12,003	(8,267)	39,384	288,754
Pharmaceuticals	56,420	988	153	—	(9,071)	—	(735)	(213)	(9,866)	(8,878)	47,542
Precious Metals	274,828	(892)	59,974	—	(1,719)	(7)	(14,218)	(15,433)	28,597	27,705	302,533
Real Estate	57,222	206	2,370	—	—	—	(1,375)	2	997	1,203	58,425
Rising Rates Opportunity	14,763	624	2	—	(11,808)	—	(1,822)	(1)	(13,629)	(13,005)	1,758
Semiconductor	182,312	99,504	36,734	—	(5,368)	—	(9,638)	27,680	49,408	148,912	331,224
Short Dow 30	1,366	(119)	—	—	—	—	—	(3)	(3)	(122)	1,244
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	4,889	47	—	—	—	—	(27)	(3)	(30)	17	4,906
Short Mid-Cap	1,322	(116)	1	—	—	—	—	(1)	—	(116)	1,206
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,750	(154)	—	—	—	—	(28)	—	(28)	(182)	1,568
Small-Cap	143,445	6,524	201	—	(50,564)	—	(8,217)	2,650	(55,930)	(49,406)	94,039
Small-Cap Growth	143,687	6,813	—	—	(8,964)	—	(10,741)	3,383	(16,322)	(9,509)	134,178
Small-Cap Value	89,421	2,581	200	—	(553)	—	(5,844)	1,778	(4,419)	(1,838)	87,583
Technology	213,317	38,436	5	—	(15,348)	(7,932)	(17,551)	52,275	11,449	49,885	263,202
Communication Services	366	94	—	—	—	—	(74)	(1)	(75)	19	385
U.S. Government Plus	63,949	(8,488)	300	—	(9,275)	—	(2,762)	16,947	5,210	(3,278)	60,671
UltraBull	844,963	341,035	3,376	—	(9,215)	—	(29,661)	77,943	42,443	383,478	1,228,441
UltraMid-Cap	363,859	51,242	2,486	—	—	—	(6,756)	10,616	6,346	57,588	421,447
UltraNASDAQ-100	595,697	217,257	4,290	—	(5,290)	—	(50,339)	(11,347)	(62,686)	154,571	750,268
UltraShort Dow 30	226	(122)	—	—	—	—	—	(1)	(1)	(123)	103
UltraShort NASDAQ-100	95	(54)	—	—	—	—	—	(1)	(1)	(55)	40
UltraSmall-Cap	109,708	10,824	3,046	—	(3,881)	—	(1,802)	17,920	15,283	26,107	135,815
Utilities	130,571	19,049	65	—	(1,752)	(64)	(10,656)	(92,737)	(105,144)	(86,095)	44,476
VanEck Worldwide Insurance Trust
Global Resources Fund	5,514,553	(210,024)	54,027	1,442	(295,589)	(237,269)	(113,095)	(343,284)	(933,768)	(1,143,792)	4,370,761
Emerging Markets Fund	732,890	(640)	4,083	(1,322)	(78,985)	(1,207)	(12,312)	37,187	(52,556)	(53,196)	679,694
Emerging Markets Bond Fund	393,569	2,611	217	—	(37,840)	(8,235)	(4,564)	(53,819)	(104,241)	(101,630)	291,939
Janus Henderson Series
Global Technology and Innovation Portfolio	15,827,232	4,758,874	2,632,612	—	(418,543)	(1,323,315)	(586,965)	47,237	351,026	5,109,900	20,937,132
Overseas Portfolio	1,473,078	61,576	189,442	—	(78,185)	(319,147)	(24,014)	(128,993)	(360,897)	(299,321)	1,173,757
Research Portfolio	101,725	30,286	54	—	(22,119)	(17,695)	(2,329)	(4,309)	(46,398)	(16,112)	85,613
Enterprise Services Portfolio	37,284,426	4,929,110	2,107,394	—	(3,008,478)	(1,783,969)	(2,017,456)	(835,011)	(5,537,520)	(608,410)	36,676,016
Global Research Portfolio	1,552,536	405,671	378,164	—	(119,462)	(28,777)	(50,353)	1,407,977	1,587,549	1,993,220	3,545,756
Mid Cap Value Portfolio	4,545,243	516,614	399,623	—	(324,259)	(210,601)	(113,630)	274,665	25,798	542,412	5,087,655
Balanced Portfolio	78,720,780	10,259,602	5,387,402	—	(8,763,259)	(2,396,436)	(3,188,288)	337,272	(8,623,309)	1,636,293	80,357,073
Flexible Bond Portfolio	7,117,312	32,774	148,726	—	(154,111)	(298,735)	(211,062)	14,126	(501,056)	(468,282)	6,649,030
Forty Portfolio	—	3,589	396,178	—	—	—	(629)	(2,032)	393,517	397,106	397,106
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	28,859,224	254,979	3,599,265	2,821	(1,678,406)	(1,308,642)	(972,487)	2,012,198	1,654,749	1,909,728	30,768,952
Low Duration Portfolio	28,079,889	794,623	2,310,554	—	(1,349,054)	(2,116,949)	(1,523,748)	(616,554)	(3,295,751)	(2,501,128)	25,578,761
High Yield Portfolio	11,383,503	634,549	1,761,705	389	(513,922)	(569,123)	(506,583)	2,122,704	2,295,170	2,929,719	14,313,222
Real Return Portfolio	20,588,946	131,436	826,971	—	(896,080)	(1,139,313)	(635,254)	266,274	(1,577,402)	(1,445,966)	19,142,980
All Asset Portfolio	2,783,311	55,294	135,476	—	(109,135)	(134,398)	(133,718)	92,153	(149,622)	(94,328)	2,688,983
Global Managed Asset Allocation Portfolio	1,013,616	92,620	9,988	—	(25,363)	(7,807)	(7,588)	3,363	(27,407)	65,213	1,078,829
Short-Term Portfolio	45,099,059	1,832,430	1,636,303	—	(3,248,717)	(3,048,537)	(2,076,432)	(2,796,807)	(9,534,190)	(7,701,760)	37,397,299
Emerging Markets Bond Portfolio	1,544,898	85,669	19,588	—	(38,922)	(173,460)	(59,557)	91,517	(160,834)	(75,165)	1,469,733
Global Bond Opportunities Portfolio	76,974	(1,575)	—	—	—	—	—	3,477	3,477	1,902	78,876
Commodity Real Return Strategy Portfolio	6,445,420	149,402	78,181	—	(347,144)	(423,895)	(145,674)	(568,933)	(1,407,465)	(1,258,063)	5,187,357
International Bond (USD-Hedged) Portfolio	2,696,013	93,109	41,920	—	(93,792)	(633,257)	(125,537)	130,094	(680,572)	(587,463)	2,108,550
Dynamic Bond Adv Portfolio	2,005,684	80,141	33,700	—	(46,271)	(40,709)	(156,260)	(45,590)	(255,130)	(174,989)	1,830,695
Income Advisor Portfolio	31,631,301	1,185,900	2,456,075	—	(6,663,606)	(698,118)	(1,377,900)	2,747,093	(3,536,456)	(2,350,556)	29,280,745
StocksPLUS Global Portfolio	—	(11)	—	—	—	—	—	751	751	740	740
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,402,481	247,670	7,694	427	(203,709)	(18,305)	(70,595)	65,630	(218,858)	28,812	1,431,293
Large Cap Value Fund	155,791	34,809	4,644	—	(43,423)	(14,687)	(8,452)	99,423	37,505	72,314	228,105
Mid Cap Value Fund	2,827,344	302,521	13,978	3,250	(117,329)	(10,298)	(119,868)	(132,229)	(362,496)	(59,975)	2,767,369
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	495,985	98,014	1,350	—	(232,386)	(13,266)	(11,597)	156,109	(99,790)	(1,776)	494,209
AMT Mid Cap Intrinsic Value Portfolio	118,652	9,163	2,302	—	(3,085)	(1,777)	(2,100)	2,412	(2,248)	6,915	125,567
BNY Mellon Variable Investment Fund
Appreciation Portfolio	248,194	25,220	237	—	(59,692)	—	(18,850)	39,991	(38,314)	(13,094)	235,100
Sustainable U.S. Equity Portfolio	16,103	3,749	156	—	—	—	(601)	5,485	5,040	8,789	24,892
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	18,225	1,122	184	—	(4,491)	(113)	(1,215)	48	(5,587)	(4,465)	13,760
Emerging Markets Equity Portfolio	113,354	6,148	756	—	(11,335)	(2,866)	(6,772)	218	(19,999)	(13,851)	99,503
Discovery Portfolio	38,118	13,924	—	—	—	—	(2,334)	(1,097)	(3,431)	10,493	48,611
U.S. Real Estate Portfolio	40,180	3,953	8	—	(5,731)	—	(2,744)	(35,666)	(44,133)	(40,180)	—
Northern Lights Variable Trust
Power Dividend Index Fund	682,293	65,870	70	—	(112,232)	(99,035)	(2,111)	(20,619)	(233,927)	(168,057)	514,236
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,539,338	225,585	1,654	—	(901)	(28,438)	(139,545)	(12,459)	(179,689)	45,896	2,585,234
Small Cap Growth Portfolio	21,398	3,590	—	—	—	—	—	(2,589)	(2,589)	1,001	22,399
Discovery Value Portfolio	6,909,113	559,170	543,969	—	(317,328)	(211,038)	(157,942)	(1,055,826)	(1,198,165)	(638,995)	6,270,118
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,752,288	303,130	280,131	—	(129,315)	(184,000)	(91,704)	(77,981)	(202,869)	100,261	3,852,549
Capital Appreciation Fund	462,038	114,166	779	—	(55,815)	(80,289)	(4,105)	(24,976)	(164,406)	(50,240)	411,798
Equity Dividend Fund	21,770,381	1,688,782	3,925,930	—	(1,431,424)	(1,219,220)	(815,957)	(1,609,094)	(1,149,765)	539,017	22,309,398
Global Allocation Fund	11,864,939	838,506	701,177	—	(981,587)	(637,225)	(302,660)	(347,207)	(1,567,502)	(728,996)	11,135,943
Advantage Large Cap Core Fund	417,983	93,186	7,055	—	—	—	(28,920)	(36,817)	(58,682)	34,504	452,487
Large Cap Focus Growth Fund	13,290,839	3,737,029	1,812,056	—	(638,338)	(348,621)	(321,367)	(1,628,334)	(1,124,604)	2,612,425	15,903,264
60/40 Target Allocation ETF Fund	7,326,689	692,995	2,043,052	—	(241,087)	(309,562)	(112,871)	337,362	1,716,894	2,409,889	9,736,578
Total Return Fund	1,635,480	(878)	14	—	—	—	(37,808)	295,897	258,103	257,225	1,892,705
S&P 500 Fund	1,808,621	392,853	184	—	—	(10,435)	(38,364)	(133,317)	(181,932)	210,921	2,019,542
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	10,969,197	2,474,490	1,729,575	—	(306,836)	(346,606)	(312,964)	994,081	1,757,250	4,231,740	15,200,937
Dividend Opportunity Portfolio	8,358,698	1,166,036	823,159	—	(216,167)	(326,859)	(272,598)	(1,117,871)	(1,110,336)	55,700	8,414,398
Emerging Markets Bond Portfolio	3,888,217	174,181	46,858	—	(159,363)	(345,471)	(94,897)	(99,046)	(651,919)	(477,738)	3,410,479
High Yield Portfolio	6,479,175	362,924	972,891	—	(279,175)	(154,082)	(340,853)	(246,840)	(48,059)	314,865	6,794,040
Select Large-Cap Value Portfolio	12,796,106	1,459,447	1,239,655	—	(3,129,046)	(657,092)	(584,101)	1,278,363	(1,852,221)	(392,774)	12,403,332
Seligman Global Tech Portfolio	15,762,403	3,999,959	2,171,085	—	(402,125)	(598,738)	(746,375)	(677,243)	(253,396)	3,746,563	19,508,966
US Government Mortgage Portfolio	817,028	1,403	201,707	—	(15,311)	—	(53,561)	16,852	149,687	151,090	968,118
Strategic Income Portfolio	1,758,934	61,839	129,703	—	(48,972)	(7,103)	(31,024)	133,873	176,477	238,316	1,997,250
Emerging Markets Portfolio	348,875	15,767	12,874	—	—	(8,058)	(2,284)	51,941	54,473	70,240	419,115
Select Mid Cap Value Portfolio	114,935	29,528	673,827	—	(11,141)	(3,001)	(31,921)	677,585	1,305,349	1,334,877	1,449,812
Small Cap Value Portfolio	82,965	62,799	891,730	—	(45,576)	(7,189)	(19,467)	372,732	1,192,230	1,255,029	1,337,994
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	48,711,506	11,170,402	9,730,427	—	(1,895,632)	(4,075,075)	(1,262,578)	552,566	3,049,708	14,220,110	62,931,616
Small Cap Index Portfolio	7,552,361	685,254	435,744	—	(497,842)	(328,751)	(151,513)	(488,272)	(1,030,634)	(345,380)	7,206,981
Alternative Asset Allocation Portfolio	1,030,313	38,816	3,882	—	(28,452)	(56,729)	(12,427)	(4,049)	(97,775)	(58,959)	971,354
Global Small Cap Portfolio	167,751	(2,323)	—	—	(5,547)	—	(73)	(159,808)	(165,428)	(167,751)	—
Small Mid Cap Value Portfolio	3,856,271	160,981	17,734	—	(195,875)	(338,803)	(84,532)	(242,557)	(844,033)	(683,052)	3,173,219
CROCI US Portfolio	176,159	13,618	—	—	—	(31,762)	(3,347)	(154,668)	(189,777)	(176,159)	—
High Income Portfolio	555,066	4,151	32,106	—	(85,980)	(7,712)	(6,841)	(490,790)	(559,217)	(555,066)	—
Eaton Vance Variable Trust
Floating Rate Income Portfolio	20,633,222	1,312,782	2,911,995	—	(1,344,856)	(912,678)	(1,240,131)	(781,701)	(1,367,371)	(54,589)	20,578,633
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,175,178	391,043	23,374	—	(197,631)	(222,403)	(147,848)	(104,108)	(648,616)	(257,573)	3,917,605
Income Fund	24,992,559	1,362,888	4,006,262	—	(1,462,618)	(1,548,280)	(1,375,322)	(461,637)	(841,595)	521,293	25,513,852
Global Bond Fund	21,567,883	(2,574,994)	419,254	—	(1,021,461)	(1,114,929)	(627,736)	826,220	(1,518,652)	(4,093,646)	17,474,237
Foreign Fund	35,725,950	(604,239)	1,557,090	—	(1,540,906)	(2,553,568)	(1,032,270)	(518,848)	(4,088,502)	(4,692,741)	31,033,209
Developing Markets Fund	2,388,608	150,576	9,798	—	(131,386)	(177,573)	(54,052)	(57,219)	(410,432)	(259,856)	2,128,752
Mutual Global Discovery Fund	4,540,560	157,175	21,084	—	(175,373)	(384,700)	(125,544)	20,104	(644,429)	(487,254)	4,053,306
Rising Dividends Fund	27,877,839	2,553,370	2,264,931	—	(1,005,897)	(1,849,682)	(715,712)	(208,772)	(1,515,132)	1,038,238	28,916,077
DynaTech 2 Fund	4,014,041	1,239,045	1,911,411	—	(98,879)	(108,108)	(176,100)	602,363	2,130,687	3,369,732	7,383,773
Global Real Estate Fund	—	(3,068)	9,874	—	—	—	(953)	43,116	52,037	48,969	48,969
VolSmart Allocation Fund	77,047	18,740	79,440	—	(2,924)	(70,850)	(246)	29,222	34,642	53,382	130,429
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	2,239,781	234,261	6,246	—	(128,819)	(73,368)	(67,898)	(74,978)	(338,817)	(104,556)	2,135,225
Balanced Portfolio	6,050,704	824,488	23,412	—	(538,573)	(155,055)	(222,647)	(80,112)	(972,975)	(148,487)	5,902,217
Global Equity Portfolio	985,409	52,559	362	—	—	(5,038)	(3,665)	(1,029,627)	(1,037,968)	(985,409)	—
Energy Portfolio	1,351,364	(77,781)	10,941	—	(154,233)	(34,561)	(26,390)	(95,713)	(299,956)	(377,737)	973,627
Natural Resources Portfolio	578,408	(5,387)	983	—	(40,263)	(24,125)	(21,105)	30,561	(53,949)	(59,336)	519,072
Growth Portfolio	2,787,512	583,138	26,721	—	(120,948)	(31,554)	(109,346)	(73,684)	(308,811)	274,327	3,061,839
High Income Portfolio	9,237,969	423,651	91,478	—	(558,582)	(388,485)	(342,652)	(182,893)	(1,381,134)	(957,483)	8,280,486
International Core Equity Portfolio	5,489,534	138,888	61,679	—	(352,107)	(251,913)	(133,327)	875,917	200,249	339,137	5,828,671
Global Growth Portfolio	617,489	173,740	742	—	(108,173)	—	(101,686)	1,011,233	802,116	975,856	1,593,345
Mid Cap Growth Portfolio	8,600,166	120,252	154,488	—	(574,325)	(880,430)	(240,458)	(575,496)	(2,116,221)	(1,995,969)	6,604,197
Science and Technology Portfolio	13,625,194	3,717,338	138,754	—	(825,806)	(473,710)	(377,927)	(1,350,205)	(2,888,894)	828,444	14,453,638
Small Cap Growth Portfolio	3,716,539	451,584	28,729	—	(160,468)	(340,735)	(104,331)	(147,834)	(724,639)	(273,055)	3,443,484
SMID Cap Core Portfolio	9,050,218	1,042,786	2,189	—	(412,475)	(743,404)	(282,365)	(772,467)	(2,208,522)	(1,165,736)	7,884,482
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Total Return Portfolio	88,059	8,147	1	—	—	—	(1,553)	(1,447)	(2,999)	5,148	93,207
International Portfolio	953,379	22,474	—	—	(8,864)	—	(1,511)	(965,478)	(975,853)	(953,379)	—
Opportunity Portfolio	7,269,145	896,409	40,770	—	(474,065)	(549,060)	(157,916)	(276,589)	(1,416,860)	(520,451)	6,748,694
Lazard Retirement Series, Inc.
International Equity Portfolio	1,130,591	48,798	23,772	—	(3,071)	(34,246)	(31,036)	1,868	(42,713)	6,085	1,136,676
Global Dynamic Multi Asset Portfolio	860,737	60,649	179	—	(34,685)	(257,732)	(12,404)	(26,248)	(330,890)	(270,241)	590,496
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,457,468	113,856	20,701	—	(127,444)	(247,543)	(79,079)	(131,285)	(564,650)	(450,794)	2,006,674
ClearBridge Variable Mid Cap Portfolio	15,486,987	1,277,204	1,424,250	—	(438,547)	(750,620)	(338,729)	(675,808)	(779,454)	497,750	15,984,737
ClearBridge Variable Dividend Strategy Portfolio	36,178,614	4,936,574	1,921,946	—	(8,672,300)	(594,091)	(1,821,243)	(358,431)	(9,524,119)	(4,587,545)	31,591,069
ClearBridge Variable Small Cap Growth Portfolio	8,735,629	208,345	1,307,503	—	(273,730)	(254,859)	(241,367)	(144,035)	393,512	601,857	9,337,486
ClearBridge Variable Growth Portfolio	811,020	87,020	1	—	(7,631)	—	(15,318)	(41,281)	(64,229)	22,791	833,811
Western Asset Variable Core Bond Plus Portfolio	65,452,511	(1,344,206)	4,895,355	—	(2,539,723)	(4,707,194)	(2,136,775)	2,699,783	(1,788,554)	(3,132,760)	62,319,751
ClearBridge Variable Large Cap Growth Portfolio	26,036,211	6,544,673	3,376,913	—	(972,704)	(2,148,948)	(931,659)	(1,852,495)	(2,528,893)	4,015,780	30,051,991
Pioneer Variable Contracts Trust
Fund Portfolio	1,749,674	460,502	397,217	—	(20,927)	(63,794)	(65,887)	972,625	1,219,234	1,679,736	3,429,410
Bond Portfolio	44,080,200	727,992	5,492,603	—	(1,642,355)	(3,597,249)	(1,755,103)	1,282,222	(219,882)	508,110	44,588,310
Strategic Income Portfolio	10,220,175	258,270	71,379	—	(303,104)	(365,726)	(321,458)	(103,707)	(1,022,616)	(764,346)	9,455,829
Equity Income Portfolio	10,733,485	1,022,618	548,532	—	(346,649)	(1,027,197)	(315,012)	(140,710)	(1,281,036)	(258,418)	10,475,067
High Yield Portfolio	555,385	36,294	141	—	(62,235)	—	(15,308)	9,319	(68,083)	(31,789)	523,596
Prudential Series Funds
Natural Resources Portfolio	655,298	17,057	1,844	—	(3,074)	(15,432)	(13,307)	(48,553)	(78,522)	(61,465)	593,833
Mid-Cap Growth Portfolio	137,198	16,532	527	—	(4,810)	—	(1,841)	(460)	(6,584)	9,948	147,146
PGIM Jennison Blend Portfolio	506,159	119,472	10,192	—	(11,578)	(2,456)	(5,519)	(14,256)	(23,617)	95,855	602,014
Royce Capital Fund
Micro-Cap Portfolio	205,872	24,281	501	—	(4,664)	—	(409)	(2,190)	(6,762)	17,519	223,391
Small Cap Portfolio	7,309,686	164,380	471,360	—	(431,790)	(417,724)	(207,695)	1,181,898	596,049	760,429	8,070,115
Alps Fund
Alerian Energy Infrastructure Portfolio	5,133,095	1,860,242	474,778	—	(168,668)	(318,414)	(137,117)	331,421	182,000	2,042,242	7,175,337
Global Opportunity Portfolio	1,700,555	274,504	49,250	—	(29,237)	(23,112)	(19,752)	(27,558)	(50,409)	224,095	1,924,650
American Funds IS
Asset Allocation Fund	90,066,273	13,042,230	6,339,401	—	(11,512,007)	(3,338,994)	(6,247,923)	1,178,606	(13,580,917)	(538,687)	89,527,586
Washington Mutual Investors Fund	52,776,768	9,068,434	6,647,487	—	(1,911,118)	(4,463,671)	(1,619,442)	826,605	(520,139)	8,548,295	61,325,063
Ultra-Short Bond Fund	18,769,795	537,424	573,249	—	(636,809)	(562,849)	(556,939)	(2,558,649)	(3,741,997)	(3,204,573)	15,565,222
Capital Income Builder Fund	20,561,730	1,767,674	2,180,006	—	(1,077,804)	(872,073)	(608,157)	753,217	375,189	2,142,863	22,704,593
Global Growth Fund	29,470,156	3,496,931	2,812,433	—	(1,423,629)	(1,936,886)	(805,907)	(439,109)	(1,793,098)	1,703,833	31,173,989
Capital World Growth and Income Fund	18,647,769	2,182,367	1,231,903	—	(1,277,418)	(805,755)	(654,630)	(492,740)	(1,998,640)	183,727	18,831,496
Global Small Capitalization Fund	6,635,005	64,107	406,671	—	(553,331)	(291,357)	(81,255)	(86,072)	(605,344)	(541,237)	6,093,768
Growth Fund	62,763,441	18,629,204	9,214,371	—	(3,398,862)	(3,445,591)	(1,578,503)	(885,695)	(94,280)	18,534,924	81,298,365
Growth-Income Fund	67,156,552	15,225,189	10,524,999	—	(2,604,780)	(2,517,357)	(1,645,894)	(2,406,268)	1,350,700	16,575,889	83,732,441
International Fund	9,723,149	179,443	526,755	—	(779,658)	(763,841)	(275,804)	302,904	(989,644)	(810,201)	8,912,948
International Growth and Income Fund	8,447,711	188,809	571,363	—	(225,272)	(555,312)	(199,143)	(441,090)	(849,454)	(660,645)	7,787,066
New World Fund	33,099,253	1,647,609	2,217,027	—	(1,406,293)	(1,965,146)	(891,421)	(351,404)	(2,397,237)	(749,628)	32,349,625
U.S. Government Securities Fund	15,430,082	(260,033)	967,968	—	(713,661)	(5,265,000)	(405,088)	(354,064)	(5,769,845)	(6,029,878)	9,400,204
Global Balanced Fund	76,659	4,550	402,733	—	(1,435)	—	(2,304)	119,044	518,038	522,588	599,247
The Bond Fd of America Fund	26,308	(35,823)	1,156,410	—	(7,525)	—	(30,454)	3,758,744	4,877,175	4,841,352	4,867,660
Invesco Oppenheimer
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2024

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
International Growth Fund	22,501,364	(640,224)	2,257,695	—	(973,692)	(1,369,569)	(612,937)	(267,468)	(965,971)	(1,606,195)	20,895,169
T. Rowe Price
Blue Chip Growth Portfolio	66,803,968	21,244,910	7,677,682	—	(4,249,934)	(3,998,650)	(2,601,675)	(4,144,041)	(7,316,618)	13,928,292	80,732,260
Health Sciences Portfolio	31,769,367	128,475	2,266,827	—	(1,064,230)	(1,929,021)	(931,918)	792,865	(865,477)	(737,002)	31,032,365
Equity Income Portfolio	55,279	(4,400)	777,455	—	—	—	(17,711)	140,564	900,308	895,908	951,187
Mid-Cap Growth Portfolio	45,586	16,342	841,785	—	(8,041)	(107,878)	(13,089)	761,763	1,474,540	1,490,882	1,536,468
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,736,183	725,191	232,861	—	(131,244)	(148,582)	(168,355)	(121,822)	(337,142)	388,049	3,124,232
Fundamental All Cap Core Portfolio	225,619	49,305	600	—	—	—	(3,645)	(36,833)	(39,878)	9,427	235,046
Select Bond Portfolio	334,421	(1,809)	111,579	—	(81,525)	—	(5,098)	4,232	29,188	27,379	361,800
Strategic Income Opportunities Portfolio	706,194	8,057	607,373	—	(74,979)	(18,424)	(6,089)	79,898	587,779	595,836	1,302,030
Federated Hermes
High Income Bond Portfolio	1,969,525	61,800	45,927	—	(131,704)	(472,730)	(46,547)	12,524	(592,530)	(530,730)	1,438,795
Kaufmann Portfolio	5,634,869	790,875	107,669	—	(278,713)	(255,141)	(126,163)	(714,323)	(1,266,671)	(475,796)	5,159,073
Managed Volatility Portfolio	409,461	36,547	67,477	—	(754)	(13,987)	(3,971)	(132,995)	(84,230)	(47,683)	361,778
Principal Variable Contracts
Blue Chip Fund	886,019	251,879	425,890	—	—	(30,937)	(29,493)	102,284	467,744	719,623	1,605,642
Equity Income Fund	426,884	62,201	49,936	—	(39,424)	—	(6,939)	(304)	3,269	65,470	492,354
Diversified Balance Fund	2,059,266	158,249	198,883	—	(57,518)	(103,332)	(15,224)	189,053	211,862	370,111	2,429,377
Diversified Growth Fund	269,644	76,160	225,090	—	(817)	(16,298)	(797)	565,533	772,711	848,871	1,118,515
Diversified Income Fund	87,458	4,798	7,272	—	—	—	(3,024)	67,036	71,284	76,082	163,540
Putnam Variable Trust
Core Equity Fund	—	951	45,405	—	—	—	—	—	45,405	46,356	46,356
Emerging Markets Equity Fund	—	—	—	—	—	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
George Putnam Balanced Fund	—	37	1,698	—	—	—	—	—	1,698	1,735	1,735
Global Asset Allocation Fund	—	—	—	—	—	—	—	—	—	—	—
Global Health Care Fund	—	(2,743)	4,500	—	—	—	—	25,449	29,949	27,206	27,206
High Yield Fund	—	—	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	—	—	—	—	—
International Value Fund	—	(25,637)	571,039	—	(6,577)	—	(2,962)	19,633	581,133	555,496	555,496
Large Cap Growth Fund	—	7,521	66,359	—	—	—	—	93,433	159,792	167,313	167,313
Large Cap Value Fund	—	(58,495)	2,043,671	—	(19,885)	—	(10,242)	(3,432)	2,010,112	1,951,617	1,951,617
Research Fund	—	—	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	(5,943)	110,673	—	—	—	—	103,656	214,329	208,386	208,386
Small Cap Value Fund	—	(1,931)	54,607	—	—	—	—	—	54,607	52,676	52,676
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,601,795	$316,807	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)	$(1,546,762)	$(1,229,955)	$8,371,840
High Income Portfolio	4,226,913	339,850	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)	(620,764)	(280,914)	3,945,999
Equity-Income Portfolio	6,621,979	521,518	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)	(958,202)	(436,684)	6,185,295
Growth Portfolio	7,258,377	2,294,646	36,440	—	(701,492)	(106,263)	(257,675)	168,322	(860,668)	1,433,978	8,692,355
Overseas Portfolio	4,973,491	900,549	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555	(315,394)	585,155	5,558,646
Mid Cap Portfolio	15,717,066	1,976,211	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)	(956,862)	1,019,349	16,736,415
Asset Manager Portfolio	859,857	82,504	771	—	(137,050)	(2,273)	(8,217)	(5,347)	(152,116)	(69,612)	790,245
Investment Grade Bond Portfolio	3,823,171	230,910	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996	1,752,571	1,983,481	5,806,652
Index 500 Portfolio	19,650,780	4,489,107	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)	(2,440,563)	2,048,544	21,699,324
Contrafund Portfolio	34,343,886	10,293,969	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)	(3,449,288)	6,844,681	41,188,567
Asset Manager: Growth Portfolio	782,749	112,179	25,917	—	(28,953)	(2,222)	(11,902)	(688)	(17,848)	94,331	877,080
Balanced Portfolio	2,909,180	557,095	57,462	119	(229,949)	(76,715)	(113,303)	219,372	(143,014)	414,081	3,323,261
Growth & Income Portfolio	2,221,263	278,656	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)	(819,995)	(541,339)	1,679,924
Growth Opportunities Portfolio	25,629,581	11,641,111	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894	3,405,929	15,047,040	40,676,621
Value Strategies Portfolio	3,313,053	445,004	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)	(1,148,455)	(703,451)	2,609,602
Strategic Income Portfolio	13,518,369	1,001,672	898,968	—	(676,538)	(442,167)	(933,179)	371,432	(781,484)	220,188	13,738,557
Emerging Markets Portfolio	4,847,182	360,358	117,110	—	(232,152)	(107,588)	(87,402)	183,787	(126,245)	234,113	5,081,295
Real Estate Portfolio	16,300,362	1,400,161	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642	(1,545,155)	(144,994)	16,155,368
Funds Manager 50% Portfolio	6,685,802	738,957	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)	(278,902)	460,055	7,145,857
Funds Manager 70% Portfolio	4,533,866	620,732	252,576	—	(189,230)	(240,602)	(84,261)	125,846	(135,671)	485,061	5,018,927
Funds Manager 85% Portfolio	1,698,499	256,235	19,588	—	(74,160)	(146,399)	(97,524)	57,267	(241,228)	15,007	1,713,506
Government Money Market Portfolio Service Class 2	10,859,494	1,274,276	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)	48,752,341	50,026,617	60,886,111
International Capital Appreciation Portfolio	3,744,480	1,007,424	419,874	—	(67,781)	(117,287)	(138,530)	435,830	532,106	1,539,530	5,284,010
Energy Portfolio	—	13	—	—	—	—	—	3,346	3,346	3,359	3,359
Lincoln VIP American Century
Balanced Fund	4,370,046	645,473	314,229	119	(179,562)	(98,209)	(125,063)	225,147	136,661	782,134	5,152,180
Capital Appreciation Fund	1,554,367	300,915	11,993	150	(140,291)	(15,156)	(31,118)	185,467	11,045	311,960	1,866,327
International Fund	2,513,047	250,135	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)	(327,685)	(77,550)	2,435,497
Value Fund	78,502,176	5,368,351	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)	(7,500,798)	(2,132,447)	76,369,729
Disciplined Core Value Fund	5,581,814	356,499	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)	(415,058)	(58,559)	5,523,255
Inflation Protection Fund	8,589,219	191,166	124,621	503	(650,727)	(148,032)	(508,588)	309,953	(872,270)	(681,104)	7,908,115
Large Company Value Fund	1,449,982	(4,292)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)	(735,697)	(739,989)	709,993
Mid Cap Value Fund	38,660,896	1,490,617	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)	(4,618,630)	(3,128,013)	35,532,883
Ultra Fund	5,798,287	2,720,797	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018	2,437,181	5,157,978	10,956,265
MFS Variable Insurance Trust
Research Series	345,456	64,953	476	—	(14,728)	(6,110)	(7,181)	(27,523)	(55,066)	9,887	355,343
Growth Series	1,263,463	409,584	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)	(130,202)	279,382	1,542,845
Investors Trust Series	424,738	49,725	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)	(198,871)	(149,146)	275,592
New Discovery Series	6,468,801	820,292	281,239	—	(525,300)	(206,172)	(219,511)	324,563	(345,181)	475,111	6,943,912
Corporate Bond Portfolio	4,641,603	340,664	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)	(166,552)	174,112	4,815,715
Emerging Markets Equity Portfolio	4,333,857	393,679	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)	(52,657)	341,022	4,674,879
Technology Portfolio	5,976,160	3,014,054	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)	(59,180)	2,954,874	8,931,034
Global Tactical Allocation Portfolio	1,120,198	74,002	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)	(262,760)	(188,758)	931,440
International Intrinsic Value Portfolio	12,895,443	2,050,512	200,673	—	(507,630)	(966,004)	(250,778)	999,620	(524,119)	1,526,393	14,421,836
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Utilities Series Portfolio	15,660,116	(562,432)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)	(2,451,480)	(3,013,912)	12,646,204
Blended Research Core Equity Portfolio	3,459,958	967,466	330,200	—	(117,377)	(131,181)	(51,353)	565,759	596,048	1,563,514	5,023,472
Global Real Estate Portfolio	873,404	79,834	67,408	—	(13,795)	(35,035)	(66,493)	20,916	(26,999)	52,835	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,588,535	138,869	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)	(438,369)	(299,500)	1,289,035
Mid-Cap Stock Portfolio	1,406,074	182,494	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416	(103,264)	79,230	1,485,304
Bond-Debenture Portfolio	26,358,622	1,258,080	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)	(2,775,812)	(1,517,732)	24,840,890
Fundamental Equity Portfolio	2,027,903	244,989	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)	(238,378)	6,611	2,034,514
Developing Growth Portfolio	3,934,395	252,538	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)	(487,222)	(234,684)	3,699,711
Short Duration Income Portfolio	17,956,408	610,592	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)	(2,851,993)	(2,241,401)	15,715,007
Alger Fund
LargeCap Growth Portfolio	3,604,009	1,145,735	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580	(23,746)	1,121,989	4,725,998
MidCap Growth Portfolio	3,329,477	689,115	25,945	749	(372,711)	(90,683)	(100,829)	95,978	(441,551)	247,564	3,577,041
Capital Appreciation Portfolio	2,095,083	910,005	24,747	—	(126,725)	(30,180)	(85,630)	385,907	168,119	1,078,124	3,173,207
SmallCap Growth Portfolio	530,498	76,462	881	—	(14,634)	(19,235)	(9,759)	3,001	(39,746)	36,716	567,214
Capital Appreciation Portfolio Class S	31,891,779	11,882,038	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)	(6,896,791)	4,985,247	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,501,167	235,002	57,828	—	(26,418)	(319,464)	(59,768)	58,306	(289,516)	(54,514)	2,446,653
SRI Balanced Portfolio	5,599,365	837,862	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)	(206,344)	631,518	6,230,883
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	1,221,541	312,006	13,420	—	(51,330)	(85,596)	(44,193)	240,951	73,252	385,258	1,606,799
Invesco Variable Insurance Funds
Technology Fund	590,218	299,821	126,585	991	(215,563)	—	(31,477)	374,045	254,581	554,402	1,144,620
Diversified Dividend Fund	3,273,278	168,828	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)	(875,232)	(706,404)	2,566,874
Health Care Fund	999,125	8,220	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)	(217,211)	(208,991)	790,134
Global Real Estate Fund	84,692	4,255	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)	(8,811)	(4,556)	80,136
International Equity Fund	179,775	14,810	298	—	(120,914)	(4,013)	(14,213)	161,125	22,283	37,093	216,868
Main Street Mid Cap Fund	201,986	20,819	468	—	(23,279)	(439)	(11,089)	(1,621)	(35,960)	(15,141)	186,845
Discovery Mid Cap Growth Fund	4,962,407	536,494	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)	(326,410)	210,084	5,172,491
Global Fund	5,761,990	1,807,306	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)	(428,721)	1,378,585	7,140,575
Main Street Fund	8,517,650	1,607,856	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)	(1,777,676)	(169,820)	8,347,830
Main Street Small Cap Fund	7,063,355	1,224,976	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105	2,021,329	3,246,305	10,309,660
Balanced-Risk Allocation Fund	431,417	20,938	7,742	—	(7,994)	1,990	(8,237)	(21,680)	(28,179)	(7,241)	424,176
Core Plus Bond Fund	4,339,505	177,319	102,490	—	(173,931)	(396,506)	(99,811)	207,884	(359,874)	(182,555)	4,156,950
Equity and Income Fund	5,273,689	392,625	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)	(551,895)	(159,270)	5,114,419
Small Cap Equity Fund	2,212,976	374,082	589,781	—	(38,973)	(108,656)	(57,350)	484,826	869,628	1,243,710	3,456,686
Equally Weighted S&P 500 Fund	3,924,433	522,387	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173	1,115,440	1,637,827	5,562,260
Growth and Income Fund	454,958	36,849	9,845	—	(84,867)	(227)	(16,232)	(871)	(92,352)	(55,503)	399,455
American Value Fund	112,569	12,081	78	—	(377)	(5,072)	(11,919)	—	(17,290)	(5,209)	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,367,281	57,430	17,685	347	(110,259)	(29,098)	(59,989)	36,498	(144,816)	(87,386)	1,279,895
Small Cap Core Portfolio	1,946,867	214,142	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)	(213,607)	535	1,947,402
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	560,713	192,038	108,851	—	(231,456)	—	(29,407)	212,032	60,020	252,058	812,771
NASDAQ-100 Fund	758,701	519,057	84,157	539	(245,666)	—	(48,122)	720,486	511,394	1,030,451	1,789,152
U.S. Government Money Market Fund	255,615	7,278	1	—	—	—	(39,525)	138,238	98,714	105,992	361,607
Inverse S&P 500 Strategy Fund	96,789	(7,093)	44	—	(11,879)	—	(294)	(60,447)	(72,576)	(79,669)	17,120
Inverse NASDAQ-100 Strategy Fund	44,147	(12,279)	108	—	(6,168)	—	(1,013)	(1,725)	(8,798)	(21,077)	23,070
Inverse Government Long Bond Strategy Fund	12,170	28	35	—	(2,092)	—	(120)	(4,636)	(6,813)	(6,785)	5,385
Government Long Bond 1.2x Strategy	89,929	(1,775)	2	—	—	—	(649)	974	327	(1,448)	88,481
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,230,976	117,745	39,273	—	(122,070)	(256,255)	(107,948)	116,243	(330,757)	(213,012)	3,017,964
S&P 500 Pure Growth Fund	5,147,948	226,743	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)	(775,509)	(548,766)	4,599,182
S&P MidCap 400 Pure Growth Fund	1,217,030	145,974	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)	(191,563)	(45,589)	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	704,791	85,788	21,346	—	(22,550)	(19,091)	(11,970)	206,011	173,746	259,534	964,325
Multi-Hedge Strategies Fund	1,394,523	39,374	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)	(290,507)	(251,133)	1,143,390
Global Managed Futures Strategy Fund	1,302,644	10,322	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)	(924,689)	(914,367)	388,277
New Age Alpha
Small Cap Value Fund	4,979,366	380,228	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)	(520,365)	(140,137)	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	30,492	2,091	2	—	—	—	(3,588)	1,672	(1,914)	177	30,669
Asia 30	53,404	800	201	—	—	—	(1,671)	(266)	(1,736)	(936)	52,468
Banks	24,342	3,019	307	—	—	—	(1,102)	58,835	58,040	61,059	85,401
Materials	36,813	3,444	225	—	(76)	—	(2,276)	(277)	(2,404)	1,040	37,853
Bear	7,558	(1,216)	—	—	(495)	—	(27)	(300)	(822)	(2,038)	5,520
Biotechnology	225,765	15,679	810	—	(303)	—	(9,911)	(9,851)	(19,255)	(3,576)	222,189
Bull	375,561	80,450	51,329	—	(56,369)	—	(45,642)	139,940	89,258	169,708	545,269
Consumer Staples	128,880	498	55,426	—	(26,006)	—	(4,044)	(87,365)	(61,989)	(61,491)	67,389
Consumer Discretionary	73,842	20,974	243	—	(95)	—	(5,690)	9,835	4,293	25,267	99,109
Dow 30	140,786	18,994	142	—	(7,323)	—	(18,191)	59,305	33,933	52,927	193,713
Emerging Markets	31,482	2,509	532	—	(1,008)	—	(5,436)	36,577	30,665	33,174	64,656
Europe 30	34,588	4,947	100	—	(43)	—	(3,213)	—	(3,156)	1,791	36,379
Falling U.S. Dollar	21,315	(1,354)	1	—	(1,526)	—	(185)	1,557	(153)	(1,507)	19,808
Financials	18,271	1,777	114	—	(53)	(91)	(2,303)	111	(2,222)	(445)	17,826
Health Care	294,366	(7,041)	188	—	(3,145)	(77)	(31,723)	2,070	(32,687)	(39,728)	254,638
Industrials	66,410	13,090	—	—	(9,648)	(245)	(4,733)	60,433	45,807	58,897	125,307
International	31,847	3,971	3	—	(1,657)	—	(1,769)	—	(3,423)	548	32,395
Internet	189,769	69,391	3,329	—	(296)	(53)	(5,523)	(54,035)	(56,578)	12,813	202,582
Japan	37,037	11,437	—	—	—	—	(1,033)	(7,197)	(8,230)	3,207	40,244
Large-Cap Growth	621,851	144,432	11,950	—	(50,990)	—	(28,835)	94,456	26,581	171,013	792,864
Large-Cap Value	531,311	83,204	10,367	—	(27,253)	(40)	(49,986)	(3,365)	(70,277)	12,927	544,238
Mid-Cap	103,630	9,043	4,920	—	(23,769)	—	(2,949)	(1)	(21,799)	(12,756)	90,874
Mid-Cap Growth	269,330	31,994	3,271	—	(12,466)	—	(7,396)	(17,358)	(33,949)	(1,955)	267,375
Mid-Cap Value	106,204	9,176	1,704	—	(397)	—	(8,015)	(16,226)	(22,934)	(13,758)	92,446
Government Money Market	3,107,312	43,507	10,492	—	(219,786)	(476)	(217,250)	(304,067)	(731,087)	(687,580)	2,419,732
Energy	229,703	(15,352)	44,909	—	(3,575)	—	(14,907)	35,554	61,981	46,629	276,332
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
NASDAQ-100	217,490	93,122	3,062	—	(41,380)	—	(17,249)	(5,675)	(61,242)	31,880	249,370
Pharmaceuticals	55,552	(3,932)	455	—	—	—	(524)	4,869	4,800	868	56,420
Precious Metals	280,844	(18,425)	56,666	—	(9,505)	—	(13,613)	(21,139)	12,409	(6,016)	274,828
Real Estate	57,791	3,587	19	—	(2,254)	(68)	(1,854)	1	(4,156)	(569)	57,222
Rising Rates Opportunity	17,427	(230)	4	—	(461)	—	(1,977)	—	(2,434)	(2,664)	14,763
Semiconductor	108,566	87,729	750	—	(16,915)	—	(6,918)	9,100	(13,983)	73,746	182,312
Short Dow 30	1,638	(153)	1	—	(119)	—	—	(1)	(119)	(272)	1,366
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,620	(703)	—	—	—	—	(28)	—	(28)	(731)	4,889
Short Mid-Cap	1,494	(172)	—	—	—	—	—	—	—	(172)	1,322
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	2,105	(273)	—	—	(54)	—	(27)	(1)	(82)	(355)	1,750
Small-Cap	141,401	15,444	276	—	(6,986)	—	(7,341)	651	(13,400)	2,044	143,445
Small-Cap Growth	135,053	14,771	3,717	—	(5,535)	—	(5,476)	1,157	(6,137)	8,634	143,687
Small-Cap Value	87,148	7,111	323	—	(96)	(78)	(7,051)	2,064	(4,838)	2,273	89,421
Technology	218,789	87,129	299	—	(36,731)	(892)	(20,031)	(35,246)	(92,601)	(5,472)	213,317
Communication Services	2,455	122	1	—	(1,762)	(35)	(415)	—	(2,211)	(2,089)	366
U.S. Government Plus	61,920	(836)	64	—	(310)	—	(1,194)	4,305	2,865	2,029	63,949
UltraBull	592,893	249,622	3,887	—	(523)	(338)	(9,008)	8,430	2,448	252,070	844,963
UltraMid-Cap	304,760	57,487	264	—	(642)	(133)	(12,303)	14,426	1,612	59,099	363,859
UltraNASDAQ-100	301,598	322,932	4,271	—	(1,620)	—	(23,945)	(7,539)	(28,833)	294,099	595,697
UltraShort Dow 30	346	(120)	—	—	—	—	—	—	—	(120)	226
UltraShort NASDAQ-100	306	(188)	—	—	(23)	—	—	—	(23)	(211)	95
UltraSmall-Cap	86,384	16,941	3,509	—	(228)	—	(3,221)	6,323	6,383	23,324	109,708
Utilities	197,910	(19,564)	5	—	(3,314)	(290)	(26,630)	(17,546)	(47,775)	(67,339)	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	7,704,996	(375,684)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)	(1,814,759)	(2,190,443)	5,514,553
Emerging Markets Fund	807,421	52,024	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)	(126,555)	(74,531)	732,890
Emerging Markets Bond Fund	341,850	28,815	513	—	(437)	(6,750)	(4,520)	34,098	22,904	51,719	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	8,773,284	4,949,556	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732	2,104,392	7,053,948	15,827,232
Overseas Portfolio	1,087,968	101,370	215,286	—	(167,908)	(59,770)	(6,689)	302,821	283,740	385,110	1,473,078
Research Portfolio	149,236	42,262	967	—	(921)	(57,821)	(4,174)	(27,824)	(89,773)	(47,511)	101,725
Enterprise Services Portfolio	31,661,580	5,180,508	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485	442,338	5,622,846	37,284,426
Global Research Portfolio	1,469,892	322,518	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)	(239,874)	82,644	1,552,536
Mid Cap Value Portfolio	4,266,745	399,390	255,715	—	(154,356)	(119,691)	(134,953)	32,393	(120,892)	278,498	4,545,243
Balanced Portfolio	76,782,262	9,812,472	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)	(7,873,954)	1,938,518	78,720,780
Flexible Bond Portfolio	7,446,718	270,978	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)	(600,384)	(329,406)	7,117,312
PIMCO Variable Insurance Trust
Total Return Portfolio	30,907,266	1,280,474	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047	(3,328,516)	(2,048,042)	28,859,224
Low Duration Portfolio	30,036,870	971,740	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562	(2,928,721)	(1,956,981)	28,079,889
High Yield Portfolio	8,632,214	1,002,209	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753	1,749,080	2,751,289	11,383,503
Real Return Portfolio	23,530,989	450,175	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)	(3,392,218)	(2,942,043)	20,588,946
All Asset Portfolio	2,965,503	176,108	35,408	—	(200,197)	(87,951)	(116,287)	10,727	(358,300)	(182,192)	2,783,311
Global Managed Asset Allocation Portfolio	890,660	101,955	53,773	—	(11,494)	(9,871)	(13,650)	2,243	21,001	122,956	1,013,616
Short-Term Portfolio	56,661,671	2,102,239	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)	(13,664,851)	(11,562,612)	45,099,059
Emerging Markets Bond Portfolio	1,655,280	140,426	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)	(250,808)	(110,382)	1,544,898
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Bond Opportunities Portfolio	106,448	2,538	—	—	(11)	—	(35)	(31,966)	(32,012)	(29,474)	76,974
Commodity Real Return Strategy Portfolio	7,817,404	(697,745)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)	(674,239)	(1,371,984)	6,445,420
International Bond (USD-Hedged) Portfolio	2,505,641	187,384	59,977	—	(43,135)	(144,105)	(44,522)	174,773	2,988	190,372	2,696,013
Dynamic Bond Adv Portfolio	2,094,573	104,177	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)	(193,066)	(88,889)	2,005,684
Income Advisor Portfolio	31,220,196	2,046,089	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913	(1,634,984)	411,105	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,269,059	225,723	8,469	477	(68,415)	(6,319)	(71,572)	45,059	(92,301)	133,422	1,402,481
Large Cap Value Fund	554,027	16,254	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)	(414,490)	(398,236)	155,791
Mid Cap Value Fund	3,110,709	273,211	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)	(556,576)	(283,365)	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	536,207	83,851	13,986	—	(202,209)	(8,710)	(19,616)	92,476	(124,073)	(40,222)	495,985
AMT Mid Cap Intrinsic Value Portfolio	305,694	6,847	9,783	—	(4,894)	—	(10,048)	(188,730)	(193,889)	(187,042)	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	307,878	41,671	568	—	(142,878)	(25,030)	(21,024)	87,009	(101,355)	(59,684)	248,194
Sustainable U.S. Equity Portfolio	14,050	2,937	457	—	—	—	(1,340)	(1)	(884)	2,053	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	21,233	1,677	33	—	(330)	(3,144)	(1,278)	34	(4,685)	(3,008)	18,225
Emerging Markets Equity Portfolio	115,114	9,975	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)	(11,735)	(1,760)	113,354
Discovery Portfolio	36,101	13,369	553	—	(8,015)	—	(2,897)	(993)	(11,352)	2,017	38,118
U.S. Real Estate Portfolio	48,527	4,344	83	—	(5,470)	(146)	(3,852)	(3,306)	(12,691)	(8,347)	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	710,822	(19,281)	—	—	(53,755)	—	(3,458)	47,965	(9,248)	(28,529)	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,424,823	282,999	52,895	—	(76,316)	(29,759)	(114,821)	(483)	(168,484)	114,515	2,539,338
Small Cap Growth Portfolio	18,765	627	1	—	—	—	(66)	2,071	2,006	2,633	21,398
Discovery Value Portfolio	6,142,464	941,846	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)	(175,197)	766,649	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,890,440	530,811	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)	(668,963)	(138,152)	3,752,288
Capital Appreciation Fund	400,206	176,495	751	—	(13,960)	(85,993)	(8,666)	(6,795)	(114,663)	61,832	462,038
Equity Dividend Fund	27,039,392	2,323,445	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)	(7,592,456)	(5,269,011)	21,770,381
Global Allocation Fund	12,171,555	1,248,670	320,318	—	(900,329)	(691,152)	(382,079)	97,956	(1,555,286)	(306,616)	11,864,939
Advantage Large Cap Core Fund	405,050	90,175	52,252	—	(100)	—	(9,730)	(119,664)	(77,242)	12,933	417,983
Large Cap Focus Growth Fund	8,526,239	4,222,957	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722	541,643	4,764,600	13,290,839
60/40 Target Allocation ETF Fund	7,596,065	896,423	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)	(1,165,799)	(269,376)	7,326,689
Total Return Fund	1,457,503	62,786	12,516	—	—	—	(32,061)	134,736	115,191	177,977	1,635,480
S&P 500 Fund	1,535,810	363,810	1,852	—	—	(25,561)	(42,063)	(25,227)	(90,999)	272,811	1,808,621
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,037,375	2,263,615	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565	1,668,207	3,931,822	10,969,197
Dividend Opportunity Portfolio	9,903,002	197,793	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)	(1,742,097)	(1,544,304)	8,358,698
Emerging Markets Bond Portfolio	4,219,308	317,128	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)	(648,219)	(331,091)	3,888,217
High Yield Portfolio	4,435,748	544,521	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095	1,498,906	2,043,427	6,479,175
Select Large-Cap Value Portfolio	6,954,925	411,991	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867	5,429,190	5,841,181	12,796,106
Seligman Global Tech Portfolio	9,038,981	4,274,925	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385	2,448,497	6,723,422	15,762,403
US Government Mortgage Portfolio	941,623	31,469	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)	(156,064)	(124,595)	817,028
Strategic Income Portfolio	1,313,268	117,653	78,992	—	(26,307)	(12,593)	(23,547)	311,468	328,013	445,666	1,758,934
Emerging Markets Portfolio	247,339	22,052	33,376	—	—	—	(957)	47,065	79,484	101,536	348,875
Select Mid Cap Value Portfolio	—	11,076	41,330	—	—	—	—	62,529	103,859	114,935	114,935
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Small Cap Value Portfolio	—	7,831	67,732	—	—	—	—	7,402	75,134	82,965	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	39,215,391	9,376,413	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074	119,702	9,496,115	48,711,506
Small Cap Index Portfolio	7,115,261	1,026,039	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)	(588,939)	437,100	7,552,361
Alternative Asset Allocation Portfolio	1,138,480	44,743	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)	(152,910)	(108,167)	1,030,313
Global Small Cap Portfolio	198,267	36,787	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)	(67,303)	(30,516)	167,751
Small Mid Cap Value Portfolio	3,889,214	470,739	60,237	—	(274,662)	(195,223)	(93,105)	(929)	(503,682)	(32,943)	3,856,271
CROCI US Portfolio	151,484	28,214	300	—	—	—	(3,340)	(499)	(3,539)	24,675	176,159
High Income Portfolio	333,640	48,090	72,449	—	(20,136)	(4,510)	(36,034)	161,567	173,336	221,426	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,096,634	1,836,189	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662	(299,601)	1,536,588	20,633,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,526,155	481,173	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)	(832,150)	(350,977)	4,175,178
Income Fund	25,070,503	1,717,102	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917	(1,795,046)	(77,944)	24,992,559
Global Bond Fund	24,704,524	246,260	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)	(3,382,901)	(3,136,641)	21,567,883
Foreign Fund	34,488,163	6,162,444	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)	(4,924,657)	1,237,787	35,725,950
Developing Markets Fund	2,422,020	259,577	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)	(292,989)	(33,412)	2,388,608
Mutual Global Discovery Fund	4,657,252	787,534	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)	(904,226)	(116,692)	4,540,560
Rising Dividends Fund	25,895,128	2,657,108	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810	(674,397)	1,982,711	27,877,839
DynaTech 2 Fund	1,980,410	944,022	917,409	—	(99,786)	(91,021)	(84,559)	447,566	1,089,609	2,033,631	4,014,041
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	2,112	24	—	—	—	—	74,911	74,935	77,047	77,047
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	2,530,912	272,990	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)	(564,121)	(291,131)	2,239,781
Balanced Portfolio	5,904,604	799,238	18,687	—	(219,704)	(210,989)	(240,140)	(992)	(653,138)	146,100	6,050,704
Global Equity Portfolio	902,366	112,341	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)	(29,298)	83,043	985,409
Energy Portfolio	1,692,405	37,879	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)	(378,920)	(341,041)	1,351,364
Natural Resources Portfolio	643,386	7,476	8,485	—	(2,931)	(79,101)	(14,121)	15,214	(72,454)	(64,978)	578,408
Growth Portfolio	2,839,211	882,103	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)	(933,802)	(51,699)	2,787,512
High Income Portfolio	9,191,008	896,595	154,127	—	(463,586)	(641,925)	(327,885)	429,635	(849,634)	46,961	9,237,969
International Core Equity Portfolio	5,979,593	770,560	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)	(1,260,619)	(490,059)	5,489,534
Global Growth Portfolio	675,775	106,374	136	—	(8,638)	(107,640)	(15,807)	(32,711)	(164,660)	(58,286)	617,489
Mid Cap Growth Portfolio	8,838,626	1,469,938	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)	(1,708,398)	(238,460)	8,600,166
Science and Technology Portfolio	11,649,955	3,999,268	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)	(2,024,029)	1,975,239	13,625,194
Small Cap Growth Portfolio	3,832,297	429,370	23,999	—	(242,427)	(313,625)	(102,332)	89,257	(545,128)	(115,758)	3,716,539
SMID Cap Core Portfolio	9,460,115	1,208,174	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)	(1,618,071)	(409,897)	9,050,218
Total Return Portfolio	121,815	10,256	—	—	(756)	(38,183)	(2,657)	(2,416)	(44,012)	(33,756)	88,059
International Portfolio	993,062	121,678	—	—	(6,650)	—	(4,459)	(150,252)	(161,361)	(39,683)	953,379
Opportunity Portfolio	8,087,611	1,027,168	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)	(1,845,634)	(818,466)	7,269,145
Lazard Retirement Series, Inc.
International Equity Portfolio	978,957	140,599	7,882	—	(27,401)	(9,480)	(23,151)	63,185	11,035	151,634	1,130,591
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Dynamic Multi Asset Portfolio	1,045,022	79,544	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)	(263,829)	(184,285)	860,737
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,825,701	185,683	622,330	—	(39,673)	(304,176)	(90,888)	258,491	446,084	631,767	2,457,468
ClearBridge Variable Mid Cap Portfolio	13,354,399	1,534,129	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944	598,459	2,132,588	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	37,656,434	4,248,218	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)	(5,726,038)	(1,477,820)	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	6,078,639	461,346	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479	2,195,644	2,656,990	8,735,629
ClearBridge Variable Growth Portfolio	694,061	151,950	18,767	—	—	(37,821)	(18,185)	2,248	(34,991)	116,959	811,020
Western Asset Variable Core Bond Plus Portfolio	69,205,540	3,151,642	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471	(6,904,671)	(3,753,029)	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	20,483,212	8,157,865	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)	(2,604,866)	5,552,999	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	1,369,738	358,125	233,331	—	(211,016)	(99,396)	(32,939)	131,831	21,811	379,936	1,749,674
Bond Portfolio	45,533,637	2,230,783	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941	(3,684,220)	(1,453,437)	44,080,200
Strategic Income Portfolio	11,915,805	698,215	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)	(2,393,845)	(1,695,630)	10,220,175
Equity Income Portfolio	11,893,373	632,573	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)	(1,792,461)	(1,159,888)	10,733,485
High Yield Portfolio	637,612	51,964	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)	(134,191)	(82,227)	555,385
Prudential Series Funds
Natural Resources Portfolio	981,876	2,864	1,613	—	(28,455)	—	(8,309)	(294,291)	(329,442)	(326,578)	655,298
Mid-Cap Growth Portfolio	122,800	25,293	183	—	(2,207)	(6,269)	(2,858)	256	(10,895)	14,398	137,198
PGIM Jennison Focused Blend Portfolio	400,670	(159,021)	47	—	158	—	(7,372)	(234,482)	(241,649)	(400,670)	—
PGIM Jennison Blend Portfolio	—	13,960	256,845	—	(158)	—	—	235,512	492,199	506,159	506,159
Royce Capital Fund
Micro-Cap Portfolio	305,792	33,140	16,443	—	(32,366)	(66,920)	(129)	(50,088)	(133,060)	(99,920)	205,872
Small Cap Portfolio	6,989,474	1,480,359	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)	(1,160,147)	320,212	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	5,380,535	618,415	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)	(865,855)	(247,440)	5,133,095
Global Opportunity Portfolio	1,509,929	383,631	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)	(193,005)	190,626	1,700,555
American Funds IS
Asset Allocation Fund	96,708,599	10,411,365	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)	(17,053,691)	(6,642,326)	90,066,273
Washington Mutual Investors Fund	47,176,162	6,977,046	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)	(1,376,440)	5,600,606	52,776,768
Ultra-Short Bond Fund	28,199,374	697,804	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)	(10,127,383)	(9,429,579)	18,769,795
Capital Income Builder Fund	18,486,524	1,406,196	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595	669,010	2,075,206	20,561,730
Global Growth Fund	22,791,648	4,800,669	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530	1,877,839	6,678,508	29,470,156
Capital World Growth and Income Fund	17,143,652	3,097,225	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)	(1,593,108)	1,504,117	18,647,769
Global Small Capitalization Fund	5,710,606	816,414	229,661	—	(265,433)	(107,125)	(95,749)	346,631	107,985	924,399	6,635,005
Growth Fund	49,719,774	17,321,761	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)	(4,278,094)	13,043,667	62,763,441
Growth-Income Fund	56,244,801	13,198,405	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)	(2,286,654)	10,911,751	67,156,552
International Fund	9,553,337	1,231,360	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)	(1,061,548)	169,812	9,723,149
International Growth and Income Fund	7,820,063	1,081,663	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)	(454,015)	627,648	8,447,711
New World Fund	32,320,958	4,311,494	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)	(3,533,199)	778,295	33,099,253
U.S. Government Securities Fund	22,468,698	277,424	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)	(7,316,040)	(7,038,616)	15,430,082
Global Balanced Fund	—	3,194	17,775	—	—	—	—	55,690	73,465	76,659	76,659
The Bond Fd of America Fund	—	940	213	—	—	—	—	25,155	25,368	26,308	26,308
Invesco Oppenheimer
International Growth Fund	19,669,076	3,648,801	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)	(816,513)	2,832,288	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	47,156,557	21,907,764	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)	(2,260,353)	19,647,411	66,803,968
Health Sciences Portfolio	29,195,820	413,116	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134	2,160,431	2,573,547	31,769,367
Equity Income Portfolio	—	1,189	31,884	—	—	—	—	22,206	54,090	55,279	55,279
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Mid-Cap Growth Portfolio	—	2,609	42,976	—	—	—	—	1	42,977	45,586	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,695,933	75,952	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)	(35,702)	40,250	2,736,183
Fundamental All Cap Core Portfolio	178,944	58,196	600	—	—	—	(1,138)	(10,983)	(11,521)	46,675	225,619
Select Bond Portfolio	297,416	13,468	27,307	—	(114)	—	(7,310)	3,654	23,537	37,005	334,421
Strategic Income Opportunities Portfolio	629,756	37,726	50,460	—	(31,118)	—	(10,871)	30,241	38,712	76,438	706,194
Federated Hermes
High Income Bond Portfolio	1,533,867	174,553	51,336	—	(62)	—	(39,363)	249,194	261,105	435,658	1,969,525
Kaufmann Portfolio	5,022,734	849,735	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461	(237,600)	612,135	5,634,869
Managed Volatility Portfolio	375,564	26,362	3,900	—	—	—	(3,561)	7,196	7,535	33,897	409,461
Principal Variable Contracts
Blue Chip Fund	374,973	175,851	59,677	—	—	—	(6,534)	282,052	335,195	511,046	886,019
Equity Income Fund	296,215	37,082	99,615	—	(42,424)	—	(4,162)	40,558	93,587	130,669	426,884
Diversified Balance Fund	553,425	85,641	1,330,459	—	—	—	(29,311)	119,052	1,420,200	1,505,841	2,059,266
Diversified Growth Fund	198,654	33,581	25,852	—	—	—	(1,291)	12,848	37,409	70,990	269,644
Diversified Income Fund	54,133	6,644	—	—	—	—	—	26,681	26,681	33,325	87,458
The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund twelve variable annuity insurance products, each with different characteristics and product features which result in varying charges. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Calvert Variable Trust, Inc. ("CVT"), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Macquarie Variable Insurance Portfolios ("MVIP"), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”), the Federated Hermes (“FED H”), and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2024, the Separate Account began offering a new portfolio of funds, provided by the Putnam Variable Trust ("PVT"), and the New Age Alpha ("NAA").
Effective April 28, 2020, all the FED funds were renamed the FED H.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the Delaware Variable Insurance Portfolios ("DEL") Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023 the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023 the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.
Effective November 13, 2023 the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023 the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) was reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP"), the DEL Global Equity Portfolio was merged into the DEL IVY VIP Global Growth Portfolio, and the DEL International Portfolio was merged into the DEL IVY VIP International Core Equity Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio, DEUT VIP Global Small Cap Portfolio, and DEUT VIP CROCI US Portfolio were closed and on June 17, 2024, the funds were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the DWS Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at June 17, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024 the CAM S&P 500 Index Portfolio was renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio was renamed the LMVET ClearBridge Variable Growth Portfolio.

Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") was renamed the Macquarie Variable Insurance Portfolios ("MVIP").
Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Opportunity Portfolio, and FED H Kaufmann were closed to new investors and the VIPF Value Strategies Portfolio was reopened to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors followed by a hard closure effective on October 24, 2024. The portfolio was then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Fund and remains closed to new investors.

Effective August 1, 2024 the Separate Account began offering a new portfolio of funds, provided by Putnam Variable Trust (“PVT”). The funds available under this portfolio include the PVT Core Equity Fund, the PVT Emerging Markets Equity Fund, the PVT Focused International Equity Fund, PVT George Putnam Balanced Fund, the PVT Global Asset Allocation Fund, the PVT Global Health Care Fund, the PVT High Yield Fund, the PVT International Equity Fund, the PVT International Value Fund, the PVT Large Cap Growth Fund, the PVT Large Cap Value Fund, the PVT Research Fund, the PVT Small Cap Growth Fund, and the PVT Small Cap Value Fund. In addition, the JANUS Forty Portfolio and the PIMCO StocksPLUS Global Portfolio were introduced on August 1 2024.
Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective October 11, 2024, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective December 4, 2024 the MSVIF U.S. Real Estate Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.
As of December 31, 2024, the PF Short Emerging Markets Fund, the PF Short NASDAQ-100 Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2024 or 2023.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2024, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,405,700,738	$—	$—	$2,405,700,738
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2024.
The contracts do not provide for a variable payout option; therefore, all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Segment Reporting
The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standards impacted financial statement disclosures only and did not affect the subaccount's financial position or its results of operations.

Midland National Life Insurance Company has designated the Director of Product Operations as the chief operating decision maker ("CODM") for the subaccounts. The CODM has determined that each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. We report our subaccount results consistent with the manner in which the CODM reviews the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while also monitoring the net assets of each of the subaccounts within the Separate Account. Investment performance of the subaccounts may vary based on the underlying fund's investment objectives specified in the fund prospectus. The Accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policy. The measure of segment assets is reported on the Statements of Net Assets as net assets. Refer to the Statements of Operations and Changes in Net Assets and related notes for each subaccount's operating segment significant expenses.
Subsequent Events
The Separate Account has evaluated subsequent events through April 15, 2025, which is the date the financial statements were available to be issued. Excluding the events below there are no additional subsequent transactions that require disclosure in the financial statements.

Effective February 21, 2025 the PRIN Equity Income Fund, the PRIN Diversified Balance Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund will be soft closed followed by share class conversions on May 1, 2025 with the funds remaining in a soft close status.
Effective April 11, 2025 the following mergers will occur the PRUDENTIAL Natural Resources Portfolio will merge into the PRUDENTIAL PGIM Jennison Blend Portfolio and the PRUDENTIAL Mid-Cap Growth Portfolio will merge with into the new fund PRUDENTIAL PGIM Jennison Growth Portfolio II which will remain in a soft-close status.
Effective May 1, 2025 the LMVET Western Asset Variable Global High Yield Bond Portfolio, the LMVET ClearBridge Variable Mid Cap Portfolio, FTVIP Rising Dividends Fund, JHVIT Strategic Income Opportunities Portfolio, MFS Global Tactical Allocation Portfolio, and the LMVET Western Asset Variable Core Bond Plus Portfolio will be soft closed.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	0.80%	0.35%	$0.00
Oak Elite Advisory Registered Index-Linked Variable Annuity	0.15%	0.10%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2024 and 2023 were as follows:

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$1,777,376	$2,481,191	$2,798,762	$4,028,717
High Income Portfolio	579,434	956,305	480,510	933,146
Equity-Income Portfolio	799,223	1,182,980	405,615	1,162,916
Growth Portfolio	2,859,917	2,156,397	873,567	1,467,691
Overseas Portfolio	510,672	1,751,081	601,811	931,005
Mid Cap Portfolio	5,820,784	4,234,779	2,551,744	3,201,563
Asset Manager Portfolio	25,534	55,094	28,757	166,614
Investment Grade Bond Portfolio	2,615,633	2,454,676	4,138,420	2,312,822
Index 500 Portfolio	1,282,901	4,499,741	602,211	2,855,539
Contrafund Portfolio	20,587,458	10,576,103	6,223,845	8,686,149
Asset Manager: Growth Portfolio	49,043	268,715	69,369	84,387
Balanced Portfolio	676,906	321,235	467,599	488,682
Growth & Income Portfolio	283,810	306,735	98,667	856,605
Growth Opportunities Portfolio	8,403,335	12,449,749	11,440,676	8,469,334
Value Strategies Portfolio	1,227,705	779,424	375,745	1,444,839
Strategic Income Portfolio	4,707,259	3,102,797	2,516,738	2,891,803
Emerging Markets Portfolio	470,070	1,321,190	864,784	959,215
Real Estate Portfolio	1,143,611	3,487,867	2,742,373	3,440,769
Funds Manager 50% Portfolio	308,569	2,459,196	593,676	794,960
Funds Manager 70% Portfolio	525,441	1,033,385	513,276	618,905
Funds Manager 85% Portfolio	884,559	441,560	141,263	381,135
Government Money Market Portfolio Service Class 2	510,617,285	474,648,720	186,144,001	136,117,384
International Capital Appreciation Portfolio	1,627,440	1,500,166	1,338,987	855,998
Energy Portfolio	893,087	88,497	3,408	6
Lincoln VIP American Century
Balanced Fund	719,829	944,035	1,261,585	1,102,945
Capital Appreciation Fund	859,185	940,498	207,543	219,627
International Fund	638,228	889,852	774,936	1,108,160
Value Fund	10,139,872	14,943,592	15,963,024	16,795,767
Disciplined Core Value Fund	760,519	1,425,397	710,330	1,129,249
Inflation Protection Fund	1,429,948	3,095,871	2,260,737	2,979,207
Large Company Value Fund	179,177	129,297	291,655	1,002,665
Mid Cap Value Fund	4,744,353	7,342,117	9,456,105	9,551,468
Ultra Fund	4,668,110	5,095,424	6,461,850	3,645,538
MFS Variable Insurance Trust
Research Series	165,087	221,633	22,261	61,940
Growth Series	432,584	365,931	246,166	281,943
Investors Trust Series	24,267	28,107	68,402	253,310
New Discovery Series	2,247,699	2,601,200	1,358,843	1,791,957
Corporate Bond Portfolio	978,881	1,081,458	1,658,533	1,707,696
Emerging Markets Equity Portfolio	643,508	707,116	722,176	778,618

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Technology Portfolio	4,828,012	2,882,560	1,848,163	1,999,246
Global Tactical Allocation Portfolio	134,887	155,810	146,565	383,565
International Intrinsic Value Portfolio	1,894,054	2,953,775	3,062,830	2,653,256
Utilities Series Portfolio	2,725,524	2,638,147	3,184,745	4,686,544
Blended Research Core Equity Portfolio	2,206,096	1,624,509	1,442,535	533,926
Global Real Estate Portfolio	326,618	331,022	211,709	192,284
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	399,103	361,321	47,458	468,188
Mid-Cap Stock Portfolio	909,414	1,055,395	136,006	213,214
Bond-Debenture Portfolio	3,888,369	5,445,470	3,056,653	4,908,686
Fundamental Equity Portfolio	191,769	397,914	241,825	437,307
Developing Growth Portfolio	232,057	883,007	189,752	726,720
Short Duration Income Portfolio	4,016,558	4,450,494	4,158,295	6,527,146
Alger Fund
LargeCap Growth Portfolio	511,607	2,155,704	578,474	662,291
MidCap Growth Portfolio	545,734	1,236,425	335,051	827,163
Capital Appreciation Portfolio	283,655	943,936	709,952	579,737
SmallCap Growth Portfolio	26,797	88,706	4,332	51,571
Capital Appreciation Portfolio Class S	2,744,676	12,057,872	1,596,775	8,942,279
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	340,766	679,433	246,013	561,089
SRI Balanced Portfolio	3,316,460	2,231,376	1,292,754	1,452,600
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	233,085	618,952	763,851	613,005
Invesco Variable Insurance Funds
Technology Fund	229,192	637,032	573,924	332,381
Diversified Dividend Fund	1,115,925	458,321	1,023,803	1,690,350
Health Care Fund	631,164	314,646	21,783	248,973
Global Real Estate Fund	4,952	19,853	8,565	18,639
International Equity Fund	126,151	147,045	460,559	447,347
Main Street Mid Cap Fund	17,675	54,381	40,325	81,375
Core Bond Fund	—	—	—	—
Discovery Mid Cap Growth Fund	1,394,308	1,717,470	625,065	1,014,938
Global Fund	1,298,937	2,360,623	2,211,067	1,936,193
Main Street Fund	2,524,176	1,870,456	1,149,608	2,422,372
Main Street Small Cap Fund	2,986,984	4,153,589	6,344,227	4,353,894
Balanced-Risk Allocation Fund	147,480	68,913	18,157	51,523
Core Plus Bond Fund	1,401,584	1,291,115	712,182	1,016,872
Equity and Income Fund	1,371,786	2,232,939	1,887,101	2,177,021
Small Cap Equity Fund	2,152,566	885,417	1,612,651	719,215
Equally Weighted S&P 500 Fund	2,936,278	1,331,005	3,867,529	2,344,479
Growth and Income Fund	61,715	49,720	91,671	135,070
American Value Fund	5,738	44,688	30,486	28,675
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	118,073	183,809	135,871	250,584
Small Cap Core Portfolio	228,638	400,737	160,391	357,470

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Rydex Variable Trust
Nova Fund	98,199	445,595	367,135	319,223
NASDAQ-100 Fund	153,903	1,111,505	1,212,404	723,469
U.S. Government Money Market Fund	42,036	231,701	173,457	67,465
Inverse S&P 500 Strategy Fund	7,563	4,089	14,881	87,686
Inverse NASDAQ-100 Strategy Fund	7,836	930	17,343	26,527
Inverse Government Long Bond Strategy Fund	734	4,326	702	7,642
Government Long Bond 1.2x Strategy	3,397	17,999	3,666	1,762
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	324,377	550,579	218,661	556,693
S&P 500 Pure Growth Fund	193,371	1,516,298	2,385,839	3,223,926
S&P MidCap 400 Pure Growth Fund	30,527	352,213	28,988	235,037
Guggenheim Variable Insurance Funds
Long Short Equity Fund	904,983	1,961,963	264,391	98,880
Multi-Hedge Strategies Fund	140,673	277,632	102,028	372,730
Global Managed Futures Strategy Fund	444,187	487,125	266,560	1,168,771
New Age Alpha
Small Cap Value Fund	771,583	1,513,712	981,374	1,208,243
ProFunds VP
Profund Access VP High Yield Fund	3,973	9,994	33,994	35,400
Asia 30	1,325	4,167	2,660	3,427
Banks	34,732	30,284	94,189	36,906
Materials	36,752	24,453	11,254	14,390
Bear	2,487	1,602	19	994
Biotechnology	120,344	76,609	140,202	135,123
Bull	82,923	260,790	486,533	324,863
Consumer Staples	64,596	53,871	55,789	108,358
Consumer Discretionary	20,006	35,261	24,441	17,419
Dow 30	87,743	73,075	59,368	29,092
Emerging Markets	33,578	40,017	82,640	52,332
Europe 30	12,944	19,047	16,342	19,494
Falling U.S. Dollar	34,887	34,199	39,080	39,846
Financials	22,574	17,885	2,025	3,901
Health Care	22,794	164,842	134,785	144,944
Industrials	68,120	46,410	123,887	69,419
International	1,249	23,511	1	4,096
Internet	29,706	41,877	136,730	170,996
Japan	8,261	3,062	—	9,087
Large-Cap Growth	18,775	223,794	319,241	188,435
Large-Cap Value	99,389	238,151	572,409	617,492
Mid-Cap	5,449	18,235	4,986	29,461
Mid-Cap Growth	14,128	111,345	20,912	59,953
Mid-Cap Value	11,187	19,716	20,058	39,660
Government Money Market	1,023,225	1,178,803	1,172,526	1,860,106
Energy	157,129	217,248	271,826	211,279
NASDAQ-100	99,211	81,652	150,853	217,614
Pharmaceuticals	13,941	19,729	6,670	1,656

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Precious Metals	256,156	226,776	227,471	224,029
Real Estate	5,005	3,087	25,380	19,642
Rising Rates Opportunity	7,251	13,877	2,706	5,472
Semiconductor	1,071,746	1,011,446	177,851	194,911
Short Dow 30	2,560	2,550	—	157
Short Emerging Markets	—	—	—	—
Short International	7,778	7,749	94	161
Short Mid-Cap	2,539	2,440	12	34
Short NASDAQ-100	—	—	—	—
Short Small-Cap	1,813	1,798	106	137
Small-Cap	7,575	65,108	5,056	21,914
Small-Cap Growth	20,896	34,543	32,013	37,844
Small-Cap Value	30,005	35,882	173,595	176,766
Technology	110,557	86,155	171,891	249,180
Communication Services	—	84	327	2,555
U.S. Government Plus	21,165	15,041	6,849	2,611
UltraBull	111,402	85,787	96,793	109,810
UltraMid-Cap	26,029	28,914	79,338	86,829
UltraNASDAQ-100	120,842	201,053	126,638	168,595
UltraShort Dow 30	5	95	—	67
UltraShort NASDAQ-100	2	32	—	58
UltraSmall-Cap	27,698	14,856	48,138	44,313
Utilities	20,671	127,313	10,511	60,672
VanEck Worldwide Insurance Trust
Global Resources Fund	647,383	1,527,133	1,572,755	3,314,985
Emerging Markets Fund	136,350	184,741	173,428	282,254
Emerging Markets Bond Fund	425,998	511,781	367,426	335,216
Janus Henderson Series
Global Technology and Innovation Portfolio	4,462,352	4,358,730	5,275,146	3,330,850
Overseas Portfolio	328,444	689,347	845,984	559,367
Research Portfolio	24,375	68,586	2,269	93,592
Enterprise Services Portfolio	5,692,080	9,819,259	8,675,137	6,002,530
Global Research Portfolio	2,097,372	464,142	509,223	716,962
Mid Cap Value Portfolio	1,385,186	1,128,927	694,497	711,500
Balanced Portfolio	8,472,919	16,756,001	10,550,429	18,070,837
Flexible Bond Portfolio	1,297,142	1,595,545	747,447	1,183,348
Forty Portfolio	396,119	3,716	—	—
PIMCO Variable Insurance Trust
Total Return Portfolio	7,930,175	5,517,652	4,117,217	6,820,547
Low Duration Portfolio	4,194,032	6,805,102	4,911,091	7,211,343
High Yield Portfolio	11,223,613	8,355,769	11,317,354	9,096,326
Real Return Portfolio	2,039,622	3,381,589	2,652,860	5,697,569
All Asset Portfolio	459,072	476,463	310,220	626,600
Global Managed Asset Allocation Portfolio	56,492	61,844	84,504	54,992
Short-Term Portfolio	6,055,330	14,124,535	16,090,542	28,270,844
Emerging Markets Bond Portfolio	245,294	332,395	123,822	308,495

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Global Bond Opportunities Portfolio	6,082	1,020	4,975	35,085
Commodity Real Return Strategy Portfolio	934,775	2,302,116	2,840,901	2,518,249
International Bond (USD-Hedged) Portfolio	851,468	1,475,956	416,937	315,206
Dynamic Bond Adv Portfolio	549,607	738,348	777,188	925,834
Income Advisor Portfolio	7,083,295	9,269,573	5,977,234	6,398,447
StocksPLUS Global Portfolio	760	3	—	—
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	616,250	725,995	332,171	434,708
Large Cap Value Fund	302,630	237,928	39,207	440,558
Mid Cap Value Fund	379,939	593,678	266,439	764,116
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	323,928	398,764	207,133	338,949
AMT Mid Cap Intrinsic Value Portfolio	62,940	62,180	15,893	204,897
BNY Mellon Variable Investment Fund
Appreciation Portfolio	155,191	178,340	404,307	485,473
Sustainable U.S. Equity Portfolio	18,320	13,489	3,081	2,352
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,143	7,719	10,713	14,219
Emerging Markets Equity Portfolio	7,291	28,383	120,538	131,197
Discovery Portfolio	452	4,861	703	13,035
U.S. Real Estate Portfolio	1,424	45,646	14,558	27,652
Northern Lights Variable Trust
Power Dividend Index Fund	19,722	252,697	57,395	63,901
AB Variable Products Series
Dynamic Asset Allocation Portfolio	33,542	219,525	73,734	259,891
Small Cap Growth Portfolio	—	2,901	31,721	30,075
Discovery Value Portfolio	1,386,098	2,276,173	2,145,398	1,780,150
BlackRock Variable Series Fund, Inc.
Basic Value Fund	1,118,335	1,011,013	854,040	1,372,249
Capital Appreciation Fund	153,275	170,172	36,395	130,914
Equity Dividend Fund	7,519,592	6,776,960	4,152,679	10,598,187
Global Allocation Fund	1,800,739	2,477,598	1,311,917	2,733,737
Advantage Large Cap Core Fund	58,214	78,218	57,783	138,604
Large Cap Focus Growth Fund	4,298,743	4,392,834	3,768,056	3,169,704
60/40 Target Allocation ETF Fund	3,777,568	1,399,451	1,335,001	2,460,215
Total Return Fund	357,192	49,242	220,790	70,265
S&P 500 Fund	104,129	206,837	131,283	156,629
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	4,315,248	2,729,910	5,128,583	3,575,350
Dividend Opportunity Portfolio	1,339,729	2,563,728	1,705,772	3,565,433
Emerging Markets Bond Portfolio	387,862	907,277	367,231	862,489
High Yield Portfolio	2,873,475	2,621,498	2,965,865	1,230,282
Select Large-Cap Value Portfolio	4,391,817	6,419,092	10,452,868	5,168,374
Seligman Global Tech Portfolio	8,001,219	7,091,169	6,713,835	3,733,679
US Government Mortgage Portfolio	248,173	82,343	80,588	226,005
Strategic Income Portfolio	591,688	354,022	731,632	372,354
Emerging Markets Portfolio	87,115	33,791	100,227	24,466
Select Mid Cap Value Portfolio	1,379,961	81,060	103,837	152
Small Cap Value Portfolio	1,432,482	207,623	75,129	72

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	18,508,075	12,495,348	11,800,323	9,558,314
Small Cap Index Portfolio	964,726	1,819,294	1,539,198	1,983,316
Alternative Asset Allocation Portfolio	80,079	156,143	160,112	248,651
Global Small Cap Portfolio	9,927	169,166	4,360	71,665
Small Mid Cap Value Portfolio	276,760	957,171	393,721	764,590
CROCI US Portfolio	1,380	190,693	4,510	7,946
High Income Portfolio	83,322	624,487	485,518	287,163
Eaton Vance Variable Trust
Floating Rate Income Portfolio	10,079,579	10,034,366	6,930,353	5,872,613
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	265,002	805,479	538,675	984,849
Income Fund	6,348,560	6,128,928	7,893,932	7,253,774
Global Bond Fund	1,659,900	3,434,331	2,092,091	5,765,427
Foreign Fund	2,783,771	6,488,294	5,250,144	9,519,322
Developing Markets Fund	175,685	506,944	121,765	394,639
Mutual Global Discovery Fund	804,062	1,110,910	405,297	1,026,404
Rising Dividends Fund	4,978,836	5,211,474	7,826,584	5,741,428
DynaTech 2 Fund	3,527,393	1,468,698	2,940,768	1,888,694
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	—
Global Real Estate Fund	67,604	15,734	—	—
VolSmart Allocation Fund	219,779	180,498	74,924	40
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	148,940	396,009	113,849	663,511
Balanced Portfolio	131,858	1,105,360	98,041	783,065
Global Equity Portfolio	42,984	1,043,382	113,680	122,620
Energy Portfolio	85,084	364,004	323,015	675,805
Global Bond Portfolio	—	—	—	—
Natural Resources Portfolio	95,571	125,393	58,721	124,519
Growth Portfolio	488,188	455,280	343,164	1,022,366
High Income Portfolio	833,505	1,751,213	1,407,556	1,812,070
International Core Equity Portfolio	1,276,430	1,059,071	183,686	1,422,438
Global Growth Portfolio	1,056,233	243,575	126,748	172,563
Mid Cap Growth Portfolio	518,540	2,508,577	1,244,028	2,049,770
Science and Technology Portfolio	740,012	3,364,261	1,157,877	2,646,076
Small Cap Growth Portfolio	89,378	862,111	791,494	762,981
SMID Cap Core Portfolio	576,004	2,854,238	1,126,970	1,934,052
Total Return Portfolio	2,726	4,272	13,577	55,854
International Portfolio	22,773	982,970	27,345	187,311
Opportunity Portfolio	488,377	1,611,498	739,297	2,037,529
Lazard Retirement Series, Inc.
International Equity Portfolio	101,708	123,693	151,199	140,289
Global Dynamic Multi Asset Portfolio	187,701	528,910	69,562	295,750

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	189,067	661,093	1,620,709	1,083,159
ClearBridge Variable Mid Cap Portfolio	2,216,282	2,770,584	2,550,332	2,039,740
ClearBridge Variable Dividend Strategy Portfolio	7,257,332	13,531,376	7,868,436	8,350,797
ClearBridge Variable Small Cap Growth Portfolio	3,101,147	2,487,942	3,843,617	1,743,419
ClearBridge Variable Growth Portfolio	245,794	87,536	110,212	76,232
Western Asset Variable Core Bond Plus Portfolio	12,889,533	10,343,453	11,067,479	16,584,664
ClearBridge Variable Large Cap Growth Portfolio	5,578,225	7,159,084	4,397,567	7,099,984
Pioneer Variable Contracts Trust
Fund Portfolio	1,951,040	631,524	837,973	764,796
Bond Portfolio	9,841,088	8,769,722	7,425,916	10,050,025
Strategic Income Portfolio	957,815	1,710,061	882,806	3,032,026
Equity Income Portfolio	3,647,775	2,807,439	1,797,957	2,752,435
High Yield Portfolio	42,646	88,467	43,111	154,939
Prudential Series Funds
Natural Resources Portfolio	10,429	97,290	173,775	512,617
Mid-Cap Growth Portfolio	1,680	10,092	1,397	13,940
PGIM Jennison Focused Blend Portfolio	—	—	757	248,105
PGIM Jennison Blend Portfolio	7,389	38,736	809,071	317,163
Royce Capital Fund
Micro-Cap Portfolio	22,746	17,345	21,486	157,805
Small Cap Portfolio	2,519,166	1,610,455	1,078,348	1,694,138
Alps Fund
Alerian Energy Infrastructure Portfolio	2,549,134	1,990,806	2,610,382	3,328,583
Global Opportunity Portfolio	307,331	224,043	196,645	409,905
American Funds IS
Asset Allocation Fund	20,123,671	29,062,885	11,345,005	24,288,887
Washington Mutual Investors Fund	11,378,757	11,335,815	7,774,614	8,495,405
Ultra-Short Bond Fund	2,880,177	6,055,041	4,474,836	13,998,759
Capital Income Builder Fund	5,161,300	4,371,804	3,472,982	2,527,797
Global Growth Fund	6,200,158	7,048,436	8,523,492	4,774,485
Capital World Growth and Income Fund	2,498,244	4,462,072	1,952,664	3,472,360
Global Small Capitalization Fund	1,128,788	1,522,204	916,854	808,449
Growth Fund	16,074,244	15,286,830	12,294,380	13,923,704
Growth-Income Fund	15,971,815	11,396,919	14,199,028	13,319,797
International Fund	1,472,746	2,496,268	2,485,784	3,566,368
International Growth and Income Fund	1,210,659	1,980,571	1,581,978	1,951,986
New World Fund	2,886,567	5,166,918	3,546,403	7,102,362
U.S. Government Securities Fund	2,784,761	8,329,797	3,551,524	10,515,194
Global Balanced Fund	559,097	36,724	73,636	47
The Bond Fd of America Fund	5,168,268	146,326	26,072	26
Invesco Oppenheimer
International Growth Fund	4,014,150	3,804,703	3,963,412	4,984,843
T. Rowe Price
Blue Chip Growth Portfolio	12,269,173	17,080,245	9,119,476	12,127,979
Health Sciences Portfolio	7,419,716	5,802,681	7,250,196	4,285,793
Equity Income Portfolio	1,224,959	262,740	55,149	19
Mid-Cap Growth Portfolio	1,760,396	145,506	45,635	39

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024		2023
Portfolio	Purchases	Sales	Purchases	Sales
John Hancock Variable Insurance Trust
Financial Industries Portfolio	592,747	942,482	893,601	812,643
Fundamental All Cap Core Portfolio	21,155	43,545	27,023	14,672
Select Bond Portfolio	191,259	153,245	59,686	30,445
Strategic Income Opportunities Portfolio	866,284	260,672	126,506	74,433
Federated Hermes
High Income Bond Portfolio	375,256	888,044	639,313	321,370
Kaufmann Portfolio	532,618	1,657,292	2,868,656	3,174,877
Managed Volatility Portfolio	176,293	256,418	16,482	8,074
Principal Variable Contracts
Blue Chip Fund	959,399	510,675	707,936	380,079
Equity Income Fund	94,604	82,052	194,701	80,172
Diversified Balance Fund	535,949	234,443	1,635,164	158,492
Diversified Growth Fund	850,836	31,640	67,288	11,978
Diversified Income Fund	78,024	4,226	30,665	1,115
Putnam Variable Trust
Core Equity Fund	45,399	138	—	—
Emerging Markets Equity Fund	—	—	—	—
Focused International Equity Fund	—	—	—	—
George Putnam Balanced Fund	1,697	7	—	—
Global Asset Allocation Fund	—	—	—	—
Global Health Care Fund	29,948	59	—	—
High Yield Fund	—	—	—	—
International Equity Fund	—	—	—	—
International Value Fund	604,078	24,195	—	—
Large Cap Growth Fund	162,651	3,219	—	—
Large Cap Value Fund	2,114,552	109,000	—	—
Research Fund	—	—	—	—
Small Cap Growth Fund	215,131	1,237	—	—
Small Cap Value Fund	54,605	79	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2024 and 2023 were as follows:

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	119,703	234,777	(115,074)	240,337	366,960	(126,623)
High Income Portfolio	23,658	61,299	(37,641)	19,759	60,770	(41,011)
Equity-Income Portfolio	6,841	24,214	(17,373)	4,767	30,851	(26,084)
Growth Portfolio	12,938	18,941	(6,003)	8,063	20,076	(12,013)
Overseas Portfolio	8,523	64,852	(56,329)	22,940	38,597	(15,657)
Mid Cap Portfolio	159,833	149,275	10,558	119,530	143,845	(24,315)
Asset Manager Portfolio	46	1,120	(1,074)	(116)	4,082	(4,198)
Investment Grade Bond Portfolio	265,013	255,267	9,746	424,352	188,963	235,389
Index 500 Portfolio	19,238	78,278	(59,040)	16,108	86,544	(70,436)
Contrafund Portfolio	472,988	256,462	216,526	227,065	337,961	(110,896)
Asset Manager: Growth Portfolio	644	6,069	(5,425)	2,039	2,508	(469)
Balanced Portfolio	12,111	6,089	6,022	9,646	12,000	(2,354)
Growth & Income Portfolio	2,692	4,651	(1,959)	351	23,402	(23,051)
Growth Opportunities Portfolio	463,490	577,439	(113,949)	852,540	593,204	259,336
Value Strategies Portfolio	25,373	21,691	3,682	15,212	56,930	(41,718)
Strategic Income Portfolio	363,666	247,318	116,348	188,657	252,964	(64,307)
Emerging Markets Portfolio	33,052	104,662	(71,610)	85,984	80,888	5,096
Real Estate Portfolio	41,160	201,715	(160,555)	241,670	335,533	(93,863)
Funds Manager 50% Portfolio	13,799	149,949	(136,150)	42,841	63,131	(20,290)
Funds Manager 70% Portfolio	22,088	46,786	(24,698)	30,421	34,306	(3,885)
Funds Manager 85% Portfolio	48,416	19,097	29,319	5,828	18,680	(12,852)
Government Money Market Portfolio Service Class 2	48,228,036	45,017,624	3,210,412	18,517,834	13,391,108	5,126,726
International Capital Appreciation Portfolio	116,867	106,021	10,846	125,151	75,122	50,029
Energy Portfolio	84,493	8,254	76,239	347	—	347
Lincoln VIP American Century
Balanced Fund	47,015	58,769	(11,754)	90,746	77,125	13,621
Capital Appreciation Fund	27,847	13,054	14,793	4,382	3,808	574
International Fund	26,744	36,345	(9,601)	37,236	54,237	(17,001)
Value Fund	186,089	593,595	(407,506)	764,805	1,024,975	(260,170)
Disciplined Core Value Fund	42,266	73,449	(31,183)	56,098	78,374	(22,276)
Inflation Protection Fund	123,201	310,006	(186,805)	228,172	312,602	(84,430)
Large Company Value Fund	5,591	5,205	386	10,664	45,560	(34,896)
Mid Cap Value Fund	114,559	299,303	(184,744)	367,040	512,825	(145,785)
Ultra Fund	106,845	135,035	(28,190)	190,779	89,980	100,799
MFS Variable Insurance Trust
Research Series	2,930	4,257	(1,327)	51	1,321	(1,270)
Growth Series	4,435	4,988	(553)	2,451	5,008	(2,557)
Investors Trust Series	22	540	(518)	1,354	7,034	(5,680)
New Discovery Series	182,507	156,611	25,896	89,937	88,113	1,824
Corporate Bond Portfolio	74,214	94,464	(20,250)	140,872	152,923	(12,051)
Emerging Markets Equity Portfolio	56,235	65,165	(8,930)	90,449	91,567	(1,118)
Technology Portfolio	167,251	65,213	102,038	72,927	77,845	(4,918)
Global Tactical Allocation Portfolio	9,218	10,477	(1,259)	12,012	30,639	(18,627)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
International Intrinsic Value Portfolio	75,694	140,439	(64,745)	161,959	154,621	7,338
Utilities Series Portfolio	107,807	124,632	(16,825)	146,324	282,969	(136,645)
Blended Research Core Equity Portfolio	80,056	64,072	15,984	59,698	26,923	32,775
Global Real Estate Portfolio	29,628	29,487	141	20,201	23,066	(2,865)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	8,398	8,747	(349)	409	15,738	(15,329)
Mid-Cap Stock Portfolio	19,639	25,669	(6,030)	3,337	6,084	(2,747)
Bond-Debenture Portfolio	217,182	408,524	(191,342)	254,530	479,008	(224,478)
Fundamental Equity Portfolio	3,747	16,905	(13,158)	11,692	23,167	(11,475)
Developing Growth Portfolio	28,310	44,214	(15,904)	15,066	48,307	(33,241)
Short Duration Income Portfolio	329,077	412,913	(83,836)	421,191	698,651	(277,460)
Alger Fund
LargeCap Growth Portfolio	13,509	50,385	(36,876)	18,434	18,854	(420)
MidCap Growth Portfolio	15,399	32,108	(16,709)	11,978	27,304	(15,326)
Capital Appreciation Portfolio	3,665	13,835	(10,170)	16,452	13,490	2,962
SmallCap Growth Portfolio	641	2,337	(1,696)	157	1,403	(1,246)
Capital Appreciation Portfolio Class S	92,923	280,161	(187,238)	143,360	362,324	(218,964)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	17,884	33,113	(15,229)	18,735	33,192	(14,457)
SRI Balanced Portfolio	195,959	133,558	62,401	88,284	98,187	(9,903)
Calvert Variable Trust, Inc.
S&P 500 Index Portfolio	3,201	14,517	(11,316)	22,103	19,583	2,520
Invesco Variable Insurance Funds
Technology Fund	3,557	12,622	(9,065)	16,737	9,726	7,011
Diversified Dividend Fund	77,734	33,336	44,398	74,687	151,544	(76,857)
Health Care Fund	15,907	8,242	7,665	930	7,427	(6,497)
Global Real Estate Fund	348	1,755	(1,407)	721	1,642	(921)
International Equity Fund	8,451	9,832	(1,381)	38,112	37,370	742
Main Street Mid Cap Fund	586	2,275	(1,689)	2,566	4,591	(2,025)
Core Bond Fund	—	—	—	—	—	—
Discovery Mid Cap Growth Fund	77,266	81,685	(4,419)	41,442	54,124	(12,682)
Global Fund	49,208	120,272	(71,064)	108,989	134,098	(25,109)
Main Street Fund	73,403	81,924	(8,521)	49,228	148,907	(99,679)
Main Street Small Cap Fund	139,453	209,143	(69,690)	421,981	285,805	136,176
Balanced-Risk Allocation Fund	12,371	6,684	5,687	2,263	5,416	(3,153)
Core Plus Bond Fund	142,933	141,418	1,515	80,957	124,078	(43,121)
Equity and Income Fund	104,313	198,481	(94,168)	139,082	198,892	(59,810)
Small Cap Equity Fund	193,462	82,473	110,989	182,560	81,744	100,816
Equally Weighted S&P 500 Fund	237,871	108,860	129,011	326,523	215,473	111,050
Growth and Income Fund	1,155	1,530	(375)	1,677	6,215	(4,538)
American Value Fund	102	1,521	(1,419)	402	1,210	(808)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	6,392	15,379	(8,987)	8,535	21,457	(12,922)
Small Cap Core Portfolio	4,895	9,482	(4,587)	4,007	10,539	(6,532)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rydex Variable Trust
Nova Fund	1,505	6,852	(5,347)	8,104	6,848	1,256
NASDAQ-100 Fund	1,360	11,852	(10,492)	17,809	9,848	7,961
U.S. Government Money Market Fund	3,278	7,260	(3,982)	634	7,342	(6,708)
Inverse S&P 500 Strategy Fund	8,978	7,005	1,973	18,688	123,387	(104,699)
Inverse NASDAQ-100 Strategy Fund	29,200	3,146	26,054	72,580	116,977	(44,397)
Inverse Government Long Bond Strategy Fund	200	1,585	(1,385)	294	3,288	(2,994)
Government Long Bond 1.2x Strategy	101	1,554	(1,453)	102	72	30
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,760	23,879	(20,119)	12,956	28,737	(15,781)
S&P 500 Pure Growth Fund	6,845	66,165	(59,320)	173,789	221,971	(48,182)
S&P MidCap 400 Pure Growth Fund	1,450	16,229	(14,779)	5,649	18,272	(12,623)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	59,756	127,904	(68,148)	20,869	6,785	14,084
Multi-Hedge Strategies Fund	8,239	23,710	(15,471)	19,275	45,270	(25,995)
Global Managed Futures Strategy Fund	38,135	43,665	(5,530)	25,213	120,544	(95,331)
New Age Alpha
Small Cap Value Fund	25,079	71,349	(46,270)	42,437	68,347	(25,910)
ProFunds VP
Profund Access VP High Yield Fund	170	668	(498)	2,548	2,687	(139)
Asia 30	104	251	(147)	36	223	(187)
Banks	5,281	4,365	916	16,073	7,170	8,903
Materials	1,960	1,209	751	605	751	(146)
Bear	2,749	2,196	553	—	1,010	(1,010)
Biotechnology	1,094	1,937	(843)	3,479	4,144	(665)
Bull	1,955	7,524	(5,569)	17,870	15,043	2,827
Consumer Staples	1,672	2,192	(520)	1,823	4,673	(2,850)
Consumer Discretionary	410	1,213	(803)	795	570	225
Dow 30	3,983	2,701	1,282	3,124	1,266	1,858
Emerging Markets	5,194	6,152	(958)	14,924	9,704	5,220
Europe 30	991	1,665	(674)	1,479	1,807	(328)
Falling U.S. Dollar	8,337	8,357	(20)	10,505	10,906	(401)
Financials	1,776	1,393	383	109	312	(203)
Health Care	549	5,487	(4,938)	3,794	5,008	(1,214)
Industrials	1,970	1,792	178	5,190	3,155	2,035
International	18	2,896	(2,878)	—	506	(506)
Internet	509	770	(261)	3,263	4,938	(1,675)
Japan	100	171	(71)	—	699	(699)
Large-Cap Growth	129	5,445	(5,316)	6,060	6,456	(396)
Large-Cap Value	2,231	12,334	(10,103)	29,908	34,518	(4,610)
Mid-Cap	172	785	(613)	301	1,599	(1,298)
Mid-Cap Growth	228	3,874	(3,646)	1,038	2,804	(1,766)
Mid-Cap Value	387	907	(520)	801	2,184	(1,383)
Government Money Market	124,992	150,641	(25,649)	146,515	249,053	(102,538)
Energy	13,503	20,038	(6,535)	25,649	19,811	5,838
NASDAQ-100	1,096	1,350	(254)	3,562	4,919	(1,357)
Pharmaceuticals	420	1,016	(596)	271	36	235
Precious Metals	62,014	57,408	4,606	61,425	62,241	(816)
Real Estate	197	112	85	1,015	1,367	(352)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rising Rates Opportunity	(1)	7,963	(7,964)	1,792	3,336	(1,544)
Semiconductor	12,118	11,763	355	4,756	5,223	(467)
Short Dow 30	4,077	4,076	1	—	194	(194)
Short Emerging Markets	—	—	—	—	—	—
Short International	4,236	4,276	(40)	—	17	(17)
Short Mid-Cap	4,160	4,160	—	—	—	—
Short NASDAQ-100	—	—	—	—	—	—
Short Small-Cap	2,796	2,922	(126)	1	142	(141)
Small-Cap	421	3,621	(3,200)	362	1,308	(946)
Small-Cap Growth	607	1,284	(677)	1,497	1,828	(331)
Small-Cap Value	1,882	2,132	(250)	11,467	11,845	(378)
Technology	1,589	1,397	192	3,299	5,612	(2,313)
Communication Services	—	5	(5)	27	223	(196)
U.S. Government Plus	2,024	1,333	691	396	153	243
UltraBull	2,502	1,389	1,113	3,295	3,213	82
UltraMid-Cap	933	618	315	3,781	3,684	97
UltraNASDAQ-100	719	999	(280)	1,048	1,270	(222)
UltraShort Dow 30	—	1,843	(1,843)	—	906	(906)
UltraShort NASDAQ-100	—	5,275	(5,275)	1	5,291	(5,290)
UltraSmall-Cap	2,201	997	1,204	4,773	4,290	483
Utilities	1,073	6,521	(5,448)	493	3,146	(2,653)
VanEck Worldwide Insurance Trust
Global Resources Fund	46,023	132,317	(86,294)	146,839	262,914	(116,075)
Emerging Markets Fund	3,752	4,614	(862)	5,142	9,588	(4,446)
Emerging Markets Bond Fund	27,259	33,695	(6,436)	24,935	23,592	1,343
Janus Henderson Series
Global Technology and Innovation Portfolio	126,532	110,575	15,957	146,196	82,717	63,479
Overseas Portfolio	24,010	51,316	(27,306)	62,212	37,718	24,494
Research Portfolio	478	1,498	(1,020)	112	3,073	(2,961)
Enterprise Services Portfolio	201,228	363,472	(162,244)	388,413	310,468	77,945
Global Research Portfolio	78,076	17,090	60,986	19,864	38,684	(18,820)
Mid Cap Value Portfolio	63,226	50,672	12,554	34,457	39,211	(4,754)
Balanced Portfolio	370,428	709,463	(339,035)	557,360	952,458	(395,098)
Flexible Bond Portfolio	104,660	149,870	(45,210)	90,493	148,852	(58,359)
Forty Portfolio	36,529	235	36,294	—	—	—
PIMCO Variable Insurance Trust
Total Return Portfolio	650,516	476,612	173,904	416,692	719,699	(303,007)
Low Duration Portfolio	334,121	670,724	(336,603)	692,081	996,778	(304,697)
High Yield Portfolio	766,527	582,738	183,789	835,101	704,034	131,067
Real Return Portfolio	160,001	311,811	(151,810)	407,001	742,785	(335,784)
All Asset Portfolio	22,979	32,409	(9,430)	21,701	49,474	(27,773)
Global Managed Asset Allocation Portfolio	1,524	3,486	(1,962)	6,284	4,616	1,668
Short-Term Portfolio	394,968	1,292,155	(897,187)	1,869,237	3,224,922	(1,355,685)
Emerging Markets Bond Portfolio	14,068	27,383	(13,315)	6,942	30,801	(23,859)
Global Bond Opportunities Portfolio	380	—	380	518	4,129	(3,611)
Commodity Real Return Strategy Portfolio	119,744	333,113	(213,369)	330,539	410,567	(80,028)
International Bond (USD-Hedged) Portfolio	70,359	132,306	(61,947)	37,123	36,604	519
Dynamic Bond Adv Portfolio	42,724	65,840	(23,116)	74,933	94,340	(19,407)
Income Advisor Portfolio	494,884	807,872	(312,988)	545,414	697,275	(151,861)
StocksPLUS Global Portfolio	73	—	73	—	—	—
Goldman Sachs Variable Insurance Trust

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small Cap Equity Insights Fund	17,313	24,588	(7,275)	13,945	19,755	(5,810)
Large Cap Value Fund	10,196	8,239	1,957	912	19,846	(18,934)
Mid Cap Value Fund	5,793	14,689	(8,896)	5,842	23,095	(17,253)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	6,779	8,899	(2,120)	6,202	8,855	(2,653)
AMT Mid Cap Intrinsic Value Portfolio	2,492	2,565	(73)	366	9,060	(8,694)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	4,131	5,131	(1,000)	14,369	18,171	(3,802)
Sustainable U.S. Equity Portfolio	515	384	131	42	75	(33)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	138	606	(468)	738	1,122	(384)
Emerging Markets Equity Portfolio	534	2,486	(1,952)	10,535	11,763	(1,228)
Discovery Portfolio	18	128	(110)	40	503	(463)
U.S. Real Estate Portfolio	41	3,279	(3,238)	1,243	2,351	(1,108)
Northern Lights Variable Trust
Power Dividend Index Fund	1,145	24,643	(23,498)	5,236	6,082	(846)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	406	13,659	(13,253)	7,764	20,648	(12,884)
Small Cap Growth Portfolio	—	82	(82)	1,196	1,211	(15)
Discovery Value Portfolio	41,328	92,912	(51,584)	85,215	90,683	(5,468)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	36,820	40,827	(4,007)	37,274	76,703	(39,429)
Capital Appreciation Fund	18	3,827	(3,809)	430	3,814	(3,384)
Equity Dividend Fund	248,295	252,164	(3,869)	163,745	488,209	(324,464)
Global Allocation Fund	53,429	148,230	(94,801)	86,102	194,316	(108,214)
Advantage Large Cap Core Fund	377	1,988	(1,611)	1,975	4,512	(2,537)
Large Cap Focus Growth Fund	89,576	119,936	(30,360)	125,992	148,086	(22,094)
60/40 Target Allocation ETF Fund	189,318	87,295	102,023	66,288	158,295	(92,007)
Total Return Fund	29,950	3,707	26,243	19,756	7,820	11,936
S&P 500 Fund	(375)	9,251	(9,626)	3,446	9,297	(5,851)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	185,507	109,328	76,179	252,005	168,747	83,258
Dividend Opportunity Portfolio	87,743	128,450	(40,707)	121,547	211,716	(90,169)
Emerging Markets Bond Portfolio	19,709	78,418	(58,709)	41,268	105,009	(63,741)
High Yield Portfolio	196,836	189,135	7,701	217,787	94,696	123,091
Select Large-Cap Value Portfolio	271,996	370,785	(98,789)	760,244	401,803	358,441
Seligman Global Tech Portfolio	257,362	260,735	(3,373)	303,030	171,870	131,160
US Government Mortgage Portfolio	24,570	7,792	16,778	7,812	25,294	(17,482)
Strategic Income Portfolio	48,572	30,940	17,632	72,058	38,857	33,201
Emerging Markets Portfolio	13,049	4,495	8,554	13,672	603	13,069
Select Mid Cap Value Portfolio	107,806	5,828	101,978	9,820	—	9,820
Small Cap Value Portfolio	110,838	15,057	95,781	6,827	—	6,827
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	610,173	374,410	235,763	402,667	368,058	34,609
Small Cap Index Portfolio	46,288	79,422	(33,134)	82,657	99,612	(16,955)
Alternative Asset Allocation Portfolio	3,989	12,262	(8,273)	14,450	27,875	(13,425)
Global Small Cap Portfolio	183	10,252	(10,069)	1,570	6,053	(4,483)
Small Mid Cap Value Portfolio	3,799	50,598	(46,799)	22,171	52,611	(30,440)
CROCI US Portfolio	—	9,750	(9,750)	154	365	(211)
High Income Portfolio	5,727	61,242	(55,515)	58,839	40,029	18,810
Eaton Vance Variable Trust

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Floating Rate Income Portfolio	654,558	752,578	(98,020)	469,818	496,094	(26,276)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	5,421	36,347	(30,926)	10,987	61,437	(50,450)
Income Fund	315,019	368,873	(53,854)	375,297	496,592	(121,295)
Global Bond Fund	214,346	397,193	(182,847)	462,071	863,632	(401,561)
Foreign Fund	164,538	476,749	(312,211)	597,878	1,015,507	(417,629)
Developing Markets Fund	6,614	42,847	(36,233)	11,747	40,752	(29,005)
Mutual Global Discovery Fund	20,035	51,133	(31,098)	30,935	80,493	(49,558)
Rising Dividends Fund	140,189	169,469	(29,280)	238,084	271,872	(33,788)
DynaTech 2 Fund	346,053	143,970	202,083	304,766	164,084	140,682
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	—	—	—
Global Real Estate Fund	5,511	1,343	4,168	—	—	—
VolSmart Allocation Fund	18,906	15,181	3,725	6,972	—	6,972
Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio	1,811	21,805	(19,994)	7,614	46,044	(38,430)
Balanced Portfolio	2,534	46,860	(44,326)	5,289	41,388	(36,099)
Global Equity Portfolio	72	48,461	(48,389)	4,152	5,675	(1,523)
Energy Portfolio	5,587	44,370	(38,783)	55,689	103,405	(47,716)
Global Bond Portfolio	—	—	—	—	—	—
Natural Resources Portfolio	7,708	14,303	(6,595)	6,627	15,082	(8,455)
Growth Portfolio	2,190	8,758	(6,568)	2,640	30,741	(28,101)
High Income Portfolio	21,212	124,971	(103,759)	102,974	173,761	(70,787)
International Core Equity Portfolio	81,461	62,634	18,827	23,769	108,466	(84,697)
Global Growth Portfolio	42,363	8,879	33,484	541	8,706	(8,165)
Mid Cap Growth Portfolio	10,848	85,078	(74,230)	21,347	86,640	(65,293)
Science and Technology Portfolio	5,913	81,420	(75,507)	21,418	84,642	(63,224)
Small Cap Growth Portfolio	4,763	38,635	(33,872)	17,615	45,288	(27,673)
SMID Cap Core Portfolio	17,723	102,590	(84,867)	30,901	110,952	(80,051)
Total Return Portfolio	1	190	(189)	942	4,141	(3,199)
International Portfolio	(66,087)	1,461	(67,548)	1,417	12,665	(11,248)
Opportunity Portfolio	5,547	80,204	(74,657)	44,262	159,147	(114,885)
Lazard Retirement Series, Inc.
International Equity Portfolio	4,426	7,102	(2,676)	10,701	9,781	920
Global Dynamic Multi Asset Portfolio	11,488	32,294	(20,806)	7,180	28,087	(20,907)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	6,038	50,214	(44,176)	106,649	59,538	47,111
ClearBridge Variable Mid Cap Portfolio	94,766	120,855	(26,089)	153,556	128,545	25,011
ClearBridge Variable Dividend Strategy Portfolio	154,024	433,444	(279,420)	137,423	361,186	(223,763)
ClearBridge Variable Small Cap Growth Portfolio	183,654	135,987	47,667	197,305	74,354	122,951
ClearBridge Variable Growth Portfolio	952	5,478	(4,526)	3,251	6,257	(3,006)
Western Asset Variable Core Bond Plus Portfolio	854,475	1,023,043	(168,568)	1,651,999	2,360,203	(708,204)
ClearBridge Variable Large Cap Growth Portfolio	218,793	319,559	(100,766)	443,637	563,831	(120,194)
Pioneer Variable Contracts Trust
Fund Portfolio	67,601	18,065	49,536	25,002	20,409	4,593
Bond Portfolio	775,932	775,295	637	1,033,820	1,356,386	(322,566)
Strategic Income Portfolio	51,405	136,622	(85,217)	191,556	404,679	(213,123)
Equity Income Portfolio	72,885	118,383	(45,498)	69,666	146,608	(76,942)
High Yield Portfolio	989	5,776	(4,787)	11,179	21,520	(10,341)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Prudential Series Funds
Natural Resources Portfolio	1,249	9,353	(8,104)	16,800	45,315	(28,515)
Mid-Cap Growth Portfolio	59	282	(223)	143	574	(431)
PGIM Jennison Focused Blend Portfolio	—	—	—	40	18,205	(18,165)
PGIM Jennison Blend Portfolio	613	1,351	(738)	17,708	3	17,705
Royce Capital Fund
Micro-Cap Portfolio	469	839	(370)	763	10,027	(9,264)
Small Cap Portfolio	121,374	79,356	42,018	47,023	115,996	(68,973)
Alps Fund
Alerian Energy Infrastructure Portfolio	161,751	159,402	2,349	254,791	326,098	(71,307)
Global Opportunity Portfolio	8,405	11,109	(2,704)	17,500	31,085	(13,585)
American Funds IS
Asset Allocation Fund	878,129	1,663,258	(785,129)	444,484	1,658,766	(1,214,282)
Washington Mutual Investors Fund	512,600	502,474	10,126	464,359	528,347	(63,988)
Ultra-Short Bond Fund	224,982	618,351	(393,369)	695,882	1,776,117	(1,080,235)
Capital Income Builder Fund	332,565	301,374	31,191	252,094	196,893	55,201
Global Growth Fund	276,772	323,308	(46,536)	410,421	300,548	109,873
Capital World Growth and Income Fund	131,157	237,868	(106,711)	129,080	229,711	(100,631)
Global Small Capitalization Fund	62,986	101,445	(38,459)	64,565	58,930	5,635
Growth Fund	544,949	496,750	48,199	530,429	586,987	(56,558)
Growth-Income Fund	610,510	462,597	147,913	549,220	642,846	(93,626)
International Fund	118,986	201,095	(82,109)	168,693	266,254	(97,561)
International Growth and Income Fund	87,894	155,911	(68,017)	134,265	177,725	(43,460)
New World Fund	199,202	363,669	(164,467)	425,715	696,197	(270,482)
U.S. Government Securities Fund	262,001	869,652	(607,651)	422,538	1,178,565	(756,027)
Global Balanced Fund	47,581	2,966	44,615	6,917	—	6,917
The Bond Fd of America Fund	465,658	12,105	453,553	2,457	—	2,457
Invesco Oppenheimer
International Growth Fund	225,425	292,259	(66,834)	525,985	575,882	(49,897)
T. Rowe Price
Blue Chip Growth Portfolio	422,171	705,927	(283,756)	842,267	883,440	(41,173)
Health Sciences Portfolio	300,264	345,198	(44,934)	492,618	340,114	152,504
Equity Income Portfolio	92,931	21,133	71,798	4,903	—	4,903
Mid-Cap Growth Portfolio	129,125	11,518	117,607	3,880	—	3,880
John Hancock Variable Insurance Trust
Financial Industries Portfolio	40,518	65,307	(24,789)	69,408	74,313	(4,905)
Fundamental All Cap Core Portfolio	30	1,793	(1,763)	37	725	(688)
Select Bond Portfolio	17,890	15,467	2,423	3,265	804	2,461
Strategic Income Opportunities Portfolio	80,847	24,896	55,951	18,271	14,059	4,212
Federated Hermes
High Income Bond Portfolio	25,332	80,676	(55,344)	57,704	32,748	24,956
Kaufmann Portfolio	29,068	141,768	(112,700)	305,817	311,482	(5,665)
Managed Volatility Portfolio	13,461	21,441	(7,980)	1,118	409	709
Principal Variable Contracts
Blue Chip Fund	84,127	40,523	43,604	71,604	36,066	35,538
Equity Income Fund	7,221	6,681	540	14,526	4,837	9,689
Diversified Balance Fund	39,797	20,579	19,218	154,615	8,781	145,834
Diversified Growth Fund	74,906	1,908	72,998	4,537	499	4,038
Diversified Income Fund	7,345	295	7,050	2,966	19	2,947

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2024			2023
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Putnam Variable Trust
Core Equity Fund	4,304	—	4,304	—	—	—
Emerging Markets Equity Fund	—	—	—	—	—	—
Focused International Equity Fund	—	—	—	—	—	—
George Putnam Balanced Fund	166	—	166	—	—	—
Global Asset Allocation Fund	—	—	—	—	—	—
Global Health Care Fund	3,062	—	3,062	—	—	—
High Yield Fund	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—
International Value Fund	59,805	2,335	57,470	—	—	—
Large Cap Growth Fund	14,988	247	14,741	—	—	—
Large Cap Value Fund	203,590	9,985	193,605	—	—	—
Research Fund	—	—	—	—	—	—
Small Cap Growth Fund	20,706	73	20,633	—	—	—
Small Cap Value Fund	5,457	—	5,457	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates the lowest and highest total return by portfolio currently offered by the Company. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2024	673,093	$7.85 to 14.12	$7,668,025	4.99%	0.25% to 1.55%	2.34% to 4.10%
2023	788,167	7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%

High Income Portfolio
2024	214,798	10.54 to 30.23	$3,662,317	6.09%	0.95% to 1.65%	6.24% to 7.64%
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%

Equity-Income Portfolio
2024	117,241	26.41 to 90.95	$6,260,513	1.69%	0.95% to 1.55%	12.03% to 13.96%
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%

Growth Portfolio
2024	74,386	53.72 to 165.43	$9,804,094	0.00%	0.95% to 1.55%	27.10% to 28.84%
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%

Overseas Portfolio
2024	161,522	17.72 to 37.02	$4,329,761	1.37%	0.95% to 1.65%	2.05% to 3.81%
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Portfolio
2024	661,182	12.74 to 72.38	$18,682,252	0.38%	0.95% to 1.65%	14.32% to 16.12%
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%

Asset Manager Portfolio
2024	26,233	19.99 to 43.46	$800,057	2.39%	0.95% to 1.55%	5.76% to 7.21%
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%

Investment Grade Bond Portfolio
2024	545,330	8.91 to 24.97	$5,835,643	3.55%	0.95% to 1.55%	-0.97% to 0.58%
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%

Index 500 Portfolio
2024	556,817	21.65 to 142.68	$23,250,064	1.14%	0.95% to 1.65%	21.19% to 23.40%
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%

Contrafund Portfolio
2024	1,417,041	16.15 to 177.26	$58,344,133	0.05%	0.95% to 1.65%	30.20% to 32.24%
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%

Asset Manager: Growth Portfolio
2024	17,984	22.48 to 50.56	$724,205	1.60%	0.95% to 1.55%	8.02% to 9.50%
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%

Balanced Portfolio
2024	91,077	32.53 to 52.52	$4,052,388	1.83%	0.95% to 1.55%	12.99% to 14.53%
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth & Income Portfolio
2024	31,113	37.63 to 69.85	$1,869,004	1.44%	0.95% to 1.55%	19.17% to 20.80%
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%

Growth Opportunities Portfolio
2024	2,324,744	13.03 to 98.82	$51,772,320	0.00%	0.25% to 1.65%	35.19% to 37.31%
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.8% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%

Value Strategies Portfolio
2024	87,195	14.71 to 44.09	$2,854,342	0.84%	0.95% to 1.65%	6.50% to 8.12%
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%

Strategic Income Portfolio
2024	1,267,470	10.11 to 13.15	$15,578,150	3.84%	1.15% to 1.65%	4.03% to 4.82%
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%

Emerging Markets Portfolio
2024	312,003	8.39 to 15.94	$4,627,407	1.17%	1.15% to 1.65%	7.90% to 8.72%
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%

Real Estate Portfolio
2024	838,706	11.43 to 18.05	$14,186,906	3.72%	1.15% to 1.65%	4.50% to 5.29%
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%

Funds Manager 50% Portfolio
2024	319,798	10.98 to 18.24	$5,414,910	1.97%	1.15% to 1.65%	6.59% to 7.29%
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 70% Portfolio
2024	243,346	11.68 to 22.59	$4,955,417	1.59%	1.15% to 1.65%	8.86% to 9.46%
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%

Funds Manager 85% Portfolio
2024	115,136	12.16 to 26.36	$2,366,297	1.38%	1.15% to 1.65%	10.53% to 11.37%
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%

Government Money Market Portfolio Service Class 2
2024	9,504,779	9.71 to 10.74	$96,854,676	5.26%	1.15% to 1.65%	3.11% to 3.89%
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%

International Capital Appreciation Portfolio
2024	408,252	10.72 to 14.99	$5,776,536	0.64%	1.15% to 1.65%	6.14% to 6.95%
2023	397,406	10.04 to 14.05	$5,284,010	0.17%	1.15% to 1.65%	25.10% to 26.04%
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

Energy Portfolio
2024	76,586	9.92 to 9.97	$760,713	3.04%	1.15% to 1.65%	2.61% to 2.61%
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

Lincoln VIP American Century
Balanced Fund
2024	383,289	11.75 to 40.09	$5,429,743	1.91%	0.95% to 1.65%	9.01% to 11.00%
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%

Capital Appreciation Fund
2024	45,422	11.370 to 87.79	$2,099,774	0.00%	0.95% to 1.55%	13.73% to 23.79%
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%

International Fund
2024	93,685	13.38 to 27.25	$2,217,407	1.47%	0.95% to 1.90%	-0.99% to 1.48%
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Value Fund
2024	2,911,852	13.57 to 66.60	$72,039,933	2.75%	0.95% to 1.65%	6.42% to 8.30%
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%

Disciplined Core Value Fund
2024	347,955	12.24 to 41.00	$5,488,611	1.12%	0.95% to 1.90%	8.72% to 11.82%
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%

Inflation Protection Fund
2024	571,837	9.29 to 14.37	$6,092,868	3.36%	0.95% to 1.65%	-0.93% to 0.62%
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%

Large Company Value Fund
2024	31,106	18.13 to 30.28	$802,753	2.22%	0.95% to 1.90%	6.70% to 9.47%
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%

Mid Cap Value Fund
2024	1,367,556	12.95 to 45.89	$33,399,619	2.35%	0.95% to 1.90%	4.56% to 7.54%
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%

Ultra Fund
2024	312,317	14.83 to 69.73	$12,576,796	0.00%	0.95% to 1.90%	24.17% to 27.46%
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%

MFS Variable Insurance Trust
Research Series
2024	6,263	48.45 to 58.20	$338,275	0.56%	0.95% to 1.40%	15.97% to 17.43%
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth Series
2024	24,573	67.27 to 88.14	$1,951,071	0.00%	0.95% to 1.40%	28.28% to 29.91%
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%

Investors Trust Series
2024	6,275	43.53 to 51.70	$300,365	0.65%	0.95% to 1.40%	16.91% to 18.09%
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%

New Discovery Series
2024	323,994	7.92 to 79.77	$6,963,470	0.00%	0.95% to 1.65%	3.85% to 5.47%
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%

Corporate Bond Portfolio
2024	424,497	8.87 to 11.54	$4,668,115	3.89%	1.15% to 1.65%	1.01% to 1.77%
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%

Emerging Markets Equity Portfolio
2024	480,462	8.40 to 11.96	$5,027,270	2.25%	1.15% to 1.65%	9.48% to 10.31%
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%

Technology Portfolio
2024	352,484	14.81 to 64.51	$14,247,575	0.00%	1.15% to 1.65%	34.20% to 35.21%
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%

Global Tactical Allocation Portfolio
2024	67,766	10.31 to 14.67	$942,223	0.50%	1.15% to 1.65%	3.06% to 3.53%
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Intrinsic Value Portfolio
2024	648,882	10.13 to 24.28	$13,578,210	1.19%	1.15% to 1.65%	5.20% to 6.00%
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%

Utilities Series Portfolio
2024	635,826	11.70 to 22.70	$13,518,372	2.14%	1.15% to 1.65%	9.51% to 10.34%
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%

Blended Research Core Equity Portfolio
2024	263,406	16.54 to 26.81	$6,446,488	0.88%	1.15% to 1.65%	23.11% to 24.05%
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%

Global Real Estate Portfolio
2024	84,731	9.90 to 11.46	$887,152	1.63%	1.15% to 1.65%	-4.53% to -3.80%
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2024	34,995	31.90 to 49.39	$1,477,049	0.89%	0.95% to 1.40%	18.26% to 19.46%
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%

Mid-Cap Stock Portfolio
2024	32,928	24.80 to 60.50	$1,410,132	0.45%	0.95% to 1.40%	12.39% to 13.81%
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%

Bond-Debenture Portfolio
2024	1,764,926	9.73 to 14.39	$23,566,218	5.35%	1.15% to 1.65%	4.96% to 5.75%
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fundamental Equity Portfolio
2024	101,083	13.89 to 27.27	$2,037,168	0.72%	1.15% to 1.65%	14.72% to 15.60%
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%

Developing Growth Portfolio
2024	206,906	7.34 to 30.61	$3,812,869	0.15%	1.15% to 1.65%	20.16% to 21.08%
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%

Short Duration Income Portfolio
2024	1,445,511	10.09 to 10.90	$15,388,616	4.40%	0.25% to 1.65%	3.40% to 4.19%
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%

Alger Fund
LargeCap Growth Portfolio
2024	89,226	37.37 to 67.66	$4,823,835	0.00%	0.95% to 1.40%	39.13% to 41.53%
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%

MidCap Growth Portfolio
2024	90,834	30.04 to 49.31	$3,571,120	0.00%	0.95% to 1.40%	17.89% to 19.92%
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%

Capital Appreciation Portfolio
2024	50,646	57.49 to 116.33	$3,934,345	0.00%	0.95% to 1.40%	44.53% to 46.73%
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%

SmallCap Growth Portfolio
2024	19,452	24.47 to 50.71	$546,566	0.37%	1.30% to 1.90%	5.55% to 7.10%
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio Class S
2024	902,852	15.33 to 56.67	$43,426,046	0.00%	1.15% to 1.65%	45.33% to 46.44%
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2024	113,602	10.64 to 36.96	$2,318,628	0.12%	0.95% to 1.65%	8.08% to 9.23%
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%

SRI Balanced Portfolio
2024	500,337	12.81 to 17.34	$8,270,060	1.69%	0.95% to 1.65%	17.07% to 17.84%
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%

Calvert Variable Trust, Inc.
S&P 500 Index Portfolio
2024	32,603	15.70 to 64.01	$1,475,552	1.17%	0.95% to 1.65%	22.21% to 23.45%
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%

Invesco Variable Insurance Funds
Technology Fund
2024	18,367	45.53 to 69.33	$1,037,497	0.00%	0.95% to 1.40%	31.00% to 32.99%
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%

Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%

Diversified Dividend Fund
2024	262,045	12.00 to 19.57	$3,380,955	1.87%	0.95% to 1.40%	10.74% to 12.14%
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Health Care Fund
2024	30,029	29.79 to 38.33	$1,110,404	0.00%	0.95% to 1.40%	1.89% to 3.18%
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%

Global Real Estate Fund
2024	6,353	8.42 to 12.23	$61,625	2.23%	1.30% to 1.90%	-5.54% to -3.62%
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%

International Equity Fund
2024	14,656	11.62 to 16.41	$193,804	1.53%	1.30% to 1.90%	-3.03% to -1.21%
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%

Main Street Mid Cap Fund
2024	8,192	19.14 to 25.80	$174,337	0.13%	1.30% to 1.90%	13.04% to 14.87%
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%

Discovery Mid Cap Growth Fund
2024	274,462	10.58 to 27.23	$6,069,889	0.00%	1.15% to 1.65%	21.88% to 22.80%
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%

Global Fund
2024	330,885	11.82 to 21.80	$6,728,771	0.00%	1.15% to 1.65%	13.87% to 14.74%
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%

Main Street Fund
2024	451,302	14.54 to 26.03	$9,980,414	0.00%	1.15% to 1.65%	21.36% to 22.28%
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Main Street Small Cap Fund
2024	519,099	12.10 to 22.46	$10,049,232	0.00%	1.15% to 1.65%	10.55% to 11.39%
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%

Balanced-Risk Allocation Fund
2024	51,700	9.39 to 9.55	$487,175	6.49%	1.15% to 1.65%	2.16% to 2.62%
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2024	474,916	8.82 to 9.03	$4,227,300	3.30%	1.15% to 1.65%	1.13% to 1.79%
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2024	398,775	11.30 to 11.78	$4,568,665	1.51%	1.15% to 1.65%	9.83% to 11.05%
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2024	491,253	10.43 to 10.72	$5,193,646	0.00%	1.15% to 1.65%	15.91% to 16.79%
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2024	659,140	11.49 to 11.80	$7,678,566	1.64%	1.15% to 1.65%	10.61% to 11.45%
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Fund
2024	18,446	21.65 to 28.66	$440,902	1.27%	1.30% to 1.90%	12.00% to 13.70%
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%

American Value Fund
2024	3,056	24.59 to 34.42	$92,126	0.66%	1.30% to 1.90%	25.54% to 27.83%
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2024	99,670	9.35 to 13.18	$1,181,936	4.24%	0.95% to 1.40%	-0.50% to 0.75%
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%

Small Cap Core Portfolio
2024	47,659	27.13 to 47.85	$1,948,320	0.81%	0.95% to 1.40%	8.77% to 10.65%
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%

Rydex Variable Trust
Nova Fund
2024	10,636	52.83 to 82.50	$694,533	0.00%	0.95% to 1.40%	29.53% to 31.49%
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%

NASDAQ-100 Fund
2024	11,736	71.84 to 113.51	$1,129,300	0.19%	0.95% to 1.40%	20.89% to 22.73%
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%

U.S. Government Money Market Fund
2024	19,362	7.16 to 9.95	$171,941	4.48%	0.95% to 1.45%	1.42% to 2.91%
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%

Inverse S&P 500 Strategy Fund
2024	28,027	0.45 to 0.64	$16,299	12.15%	0.95% to 1.40%	-14.97% to -13.93%
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%

Inverse NASDAQ-100 Strategy Fund
2024	138,555	0.14 to 0.19	$23,448	11.29%	0.95% to 1.40%	-17.42% to -16.59%
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Inverse Government Long Bond Strategy Fund
2024	670	2.70 to 3.32	$2,188	5.01%	0.95% to 1.40%	14.64% to 15.79%
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%

Government Long Bond 1.2x Strategy
2024	5,698	9.00 to 10.99	$61,149	3.04%	0.95% to 1.40%	-14.16% to -13.29%
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%

Rydex Variable Insurance Funds
Biotechnology Fund
2024	108,021	12.71 to 23.97	$2,524,798	0.00%	1.15% to 1.65%	-2.73% to -2.54%
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%

S&P 500 Pure Growth Fund
2024	167,528	11.62 to 33.86	$4,348,921	0.06%	1.15% to 1.65%	24.58% to 25.52%
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%

S&P MidCap 400 Pure Growth Fund
2024	49,342	14.88 to 21.21	$1,036,607	0.00%	1.15% to 1.65%	14.58% to 14.81%
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2024	—	-	$0	0.41%	0.95% to 1.65%	6.94% to 7.52%
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%

Multi-Hedge Strategies Fund
2024	86,099	9.95 to 10.91	$922,836	4.91%	1.15% to 1.65%	-4.96% to -4.53%
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Managed Futures Strategy Fund
2024	32,761	9.58 to 11.38	$326,185	2.69%	1.15% to 1.65%	-1.29% to -0.54%
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%

New Age Alpha
Small Cap Value Fund
2024	216,999	12.99 to 22.62	$4,223,520	1.25%	1.15% to 1.65%	6.72% to 7.53%
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%

ProFunds VP
Profund Access VP High Yield Fund
2024	1,533	13.53 to 17.09	$24,851	4.95%	1.30% to 1.90%	2.74% to 4.04%
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%

Asia 30
2024	5,190	9.30 to 12.78	$55,356	0.81%	1.30% to 1.90%	7.97% to 9.83%
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%

Banks
2024	13,974	6.46 to 8.47	$107,838	2.01%	1.30% to 1.90%	18.02% to 19.75%
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%

Materials
2024	2,912	14.31 to 20.22	$50,022	0.49%	1.30% to 1.90%	-4.71% to -2.92%
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%

Bear
2024	8,236	0.58 to 0.70	$4,994	8.02%	1.30% to 1.90%	-16.15% to -15.34%
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Biotechnology
2024	5,026	30.14 to 42.98	$188,350	0.00%	1.30% to 1.90%	-3.64% to -1.79%
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%

Bull
2024	14,731	23.27 to 35.76	$449,783	0.79%	1.30% to 1.90%	18.14% to 20.90%
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%

Consumer Staples
2024	2,609	20.10 to 27.88	$61,701	1.59%	1.30% to 1.90%	6.65% to 8.54%
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%

Consumer Discretionary
2024	2,529	29.10 to 41.89	$94,341	0.00%	1.30% to 1.90%	20.01% to 22.39%
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%

Dow 30
2024	10,006	18.17 to 27.92	$230,970	3.11%	1.30% to 1.90%	8.16% to 10.69%
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%

Emerging Markets
2024	10,244	5.23 to 7.62	$62,123	1.59%	1.30% to 1.90%	4.02% to 6.35%
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%

Europe 30
2024	2,739	9.10 to 12.38	$29,937	2.39%	1.30% to 1.90%	1.20% to 2.89%
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Falling U.S. Dollar
2024	4,818	3.77 to 3.94	$18,271	6.47%	1.30% to 1.90%	-7.39% to -7.15%
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%

Financials
2024	1,953	11.64 to 15.55	$26,520	0.39%	1.30% to 1.90%	23.94% to 25.89%
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%

Health Care
2024	3,628	24.74 to 35.61	$114,538	0.04%	1.30% to 1.90%	-2.77% to -0.84%
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%

Industrials
2024	5,372	21.79 to 31.08	$147,295	0.20%	1.30% to 1.90%	11.47% to 13.62%
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%

International
2024	1,578	5.79 to 7.29	$11,037	5.13%	1.30% to 1.90%	-2.51% to -1.18%
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%

Internet
2024	4,516	47.43 to 65.77	$242,767	0.00%	1.30% to 1.90%	25.00% to 27.21%
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%

Japan
2024	3,337	11.41 to 15.38	$47,546	2.53%	1.30% to 1.90%	18.29% to 20.21%
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%

Large-Cap Growth
2024	18,805	33.22 to 51.05	$808,561	0.00%	1.30% to 1.90%	29.03% to 32.04%
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%

Large-Cap Value
2024	19,017	16.24 to 23.38	$402,746	0.33%	1.30% to 1.90%	6.50% to 8.60%
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%

Mid-Cap
2024	4,305	17.20 to 23.00	$85,266	2.99%	1.30% to 1.90%	7.18% to 9.03%
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%

Mid-Cap Growth
2024	8,129	21.23 to 28.10	$197,034	0.00%	1.30% to 1.90%	10.06% to 11.74%
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%

Mid-Cap Value
2024	4,044	17.82 to 23.81	$87,529	0.23%	1.30% to 1.90%	6.05% to 7.71%
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%

Government Money Market
2024	296,373	6.10 to 9.38	$2,264,154	4.10%	1.30% to 1.90%	0.59% to 2.95%
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%

Energy
2024	20,504	9.04 to 13.26	$214,064	1.88%	1.30% to 1.90%	0.08% to 2.17%
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%

NASDAQ-100
2024	4,562	53.05 to 72.88	$288,754	0.40%	1.30% to 1.90%	19.04% to 21.10%
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Pharmaceuticals
2024	2,278	15.74 to 21.83	$47,542	0.00%	1.30% to 1.90%	-0.07% to 1.71%
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%

Precious Metals
2024	79,375	3.36 to 4.93	$302,533	3.35%	1.30% to 1.90%	2.79% to 4.93%
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%

Real Estate
2024	4,810	10.59 to 14.01	$58,425	1.39%	1.30% to 1.90%	-0.09% to 1.43%
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%

Rising Rates Opportunity
2024	960	1.69 to 1.96	$1,758	7.20%	1.30% to 1.90%	15.65% to 16.58%
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%

Semiconductor
2024	3,874	79.35 to 105.99	$331,224	0.00%	1.30% to 1.90%	64.92% to 67.51%
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%

Short Dow 30
2024	2,058	0.60 to 0.60	$1,244	3.28%	1.30% to 1.90%	-8.97% to -8.97%
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%

Short International
2024	2,605	1.82 to 1.89	$4,906	3.61%	1.30% to 1.90%	0.78% to 1.03%
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Short Mid-Cap
2024	2,099	0.57 to 0.57	$1,206	10.19%	1.30% to 1.90%	-8.78% to -8.78%
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%

Short NASDAQ-100
2024	—	-	$0	0.00%	1.30% to 1.90%	n/a
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%

Short Small-Cap
2024	2,796	0.55 to 0.56	$1,568	5.34%	1.30% to 1.90%	-8.97% to -8.83%
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%

Small-Cap
2024	5,688	13.88 to 19.07	$94,039	1.12%	1.30% to 1.90%	5.57% to 7.39%
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%

Small-Cap Growth
2024	6,080	20.73 to 25.70	$134,178	0.00%	1.30% to 1.90%	4.49% to 5.70%
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%

Small-Cap Value
2024	4,823	16.01 to 22.00	$87,583	0.36%	1.30% to 1.90%	2.47% to 4.24%
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%

Technology
2024	4,106	51.38 to 74.65	$263,202	0.00%	1.30% to 1.90%	15.54% to 17.88%
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%

Communication Services
2024	23	17.09 to 17.09	$385	0.00%	1.30% to 1.90%	29.16% to 29.16%
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%

U.S. Government Plus
2024	6,175	7.76 to 10.46	$60,671	3.54%	1.30% to 1.90%	-15.63% to -14.26%
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%

UltraBull
2024	21,221	44.22 to 66.08	$1,228,441	0.73%	1.30% to 1.90%	36.83% to 39.82%
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%

UltraMid-Cap
2024	14,963	25.31 to 33.19	$421,447	0.64%	1.30% to 1.90%	13.03% to 14.69%
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%

UltraNASDAQ-100
2024	3,279	204.67 to 300.16	$750,268	0.30%	1.30% to 1.90%	36.59% to 39.44%
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%

UltraShort Dow30
2024	2,428	0.04 to 0.04	$103	3.28%	1.30% to 1.90%	-19.68% to -19.68%
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraShort NASDAQ-100
2024	10,240	0.01 to 0.01	$40	3.08%	1.30% to 1.90%	-35.72% to -35.72%
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%

UltraSmall-Cap
2024	9,821	11.44 to 15.72	$135,815	0.82%	1.30% to 1.90%	6.65% to 8.49%
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%

Utilities
2024	1,949	18.08 to 24.61	$44,476	0.87%	1.30% to 1.90%	16.96% to 18.92%
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%

VanEck Worldwide Insurance Trust
Global Resources Fund
2024	320,126	6.63 to 34.65	$4,370,761	2.49%	0.95% to 1.90%	-6.44% to -3.96%
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%

Emerging Markets Fund
2024	19,028	23.55 to 38.82	$679,694	1.87%	0.95% to 1.40%	-1.11% to 0.25%
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%

Emerging Markets Bond Fund
2024	17,620	13.20 to 18.91	$291,939	6.93%	0.95% to 1.40%	0.68% to 1.80%
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%

Janus Henderson Series
Global Technology and Innovation Portfolio
2024	426,780	14.49 to 74.92	$20,937,132	0.00%	1.15% to 1.65%	29.58% to 30.57%
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%

Overseas Portfolio
2024	88,610	11.13 to 15.62	$1,173,757	1.42%	1.15% to 1.65%	3.94% to 4.62%
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%

Research Portfolio
2024	1,747	48.81 to 49.84	$85,613	0.00%	1.15% to 1.65%	33.14% to 33.40%
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%

Enterprise Services Portfolio
2024	1,329,240	12.52 to 33.79	$36,676,016	0.64%	1.15% to 1.65%	13.42% to 14.28%
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%

Global Research Portfolio
2024	128,809	14.00 to 32.78	$3,545,756	0.54%	1.15% to 1.65%	21.23% to 22.15%
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%

Mid Cap Value Portfolio
2024	251,168	13.08 to 24.05	$5,087,655	0.84%	1.15% to 1.65%	10.94% to 11.78%
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%

Balanced Portfolio
2024	3,505,006	12.46 to 26.13	$80,357,073	1.76%	1.15% to 1.65%	13.25% to 14.11%
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%

Flexible Bond Portfolio
2024	633,277	8.78 to 10.81	$6,649,030	4.27%	1.15% to 1.65%	-0.05% to 0.71%
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%

Forty Portfolio
2024	36,294	10.94 to 10.96	$397,106	0.00%	1.15% to 1.65%	9.37% to 9.58%

PIMCO Variable Insurance Trust
Total Return Portfolio
2024	2,721,173	8.80 to 17.58	$30,768,952	3.86%	0.95% to 1.90%	-1.21% to 1.56%
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%

Low Duration Portfolio
2024	2,565,427	8.25 to 13.67	$25,578,761	3.87%	0.95% to 1.90%	0.78% to 3.50%
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%

High Yield Portfolio
2024	935,168	10.63 to 28.29	$14,313,222	5.83%	0.95% to 1.90%	2.88% to 5.87%
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%

Real Return Portfolio
2024	1,853,224	9.41 to 17.84	$19,142,980	2.50%	0.25% to 1.90%	-1.60% to 1.16%
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%

All Asset Portfolio
2024	207,209	10.66 to 18.29	$2,688,983	6.13%	0.95% to 1.90%	-0.01% to 2.64%
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%

Global Managed Asset Allocation Portfolio
2024	75,524	10.93 to 14.73	$1,078,829	3.47%	1.15% to 1.65%	8.93% to 9.75%
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%

Short-Term Portfolio
2024	3,439,611	10.55 to 11.08	$37,397,299	4.86%	0.25% to 1.65%	4.20% to 4.99%
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%

Emerging Markets Bond Portfolio
2024	124,087	9.52 to 12.52	$1,469,733	6.18%	1.15% to 1.65%	5.65% to 6.45%
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%

Global Bond Opportunities Portfolio
2024	8,821	8.94 to 8.94	$78,876	3.37%	1.15% to 1.65%	-1.94% to -1.94%
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%

Commodity Real Return Strategy Portfolio
2024	731,200	6.59 to 17.02	$5,187,357	1.92%	1.15% to 1.65%	2.25% to 3.03%
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%

International Bond (USD-Hedged) Portfolio
2024	190,965	9.65 to 11.40	$2,108,550	3.74%	1.15% to 1.65%	3.62% to 4.41%
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%

Dynamic Bond Adv Portfolio
2024	164,093	10.18 to 11.36	$1,830,695	4.81%	1.15% to 1.65%	3.98% to 4.56%
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%

Income Advisor Portfolio
2024	2,574,913	10.24 to 11.56	$29,280,745	5.76%	1.15% to 1.65%	3.57% to 4.35%
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%

StocksPLUS Global Portfolio
2024	73	10.17 to 10.17	$740	2.52%	1.15% to 1.65%	1.71% to 1.71%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2024	45,694	18.68 to 35.66	$1,431,293	1.01%	0.95% to 1.90%	14.82% to 17.92%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%

Large Cap Value Fund
2024	7,683	25.56 to 33.48	$228,105	1.64%	0.95% to 1.40%	14.42% to 15.98%
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%

Mid Cap Value Fund
2024	69,638	30.56 to 42.93	$2,767,369	0.99%	0.95% to 1.40%	9.44% to 11.33%
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%

Mid-Cap Growth Portfolio
2024	10,380	39.95 to 53.93	$494,209	0.00%	0.95% to 1.40%	20.75% to 22.58%
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%

AMT Mid Cap Intrinsic Value Portfolio
2024	4,377	25.27 to 31.49	$125,567	0.73%	0.95% to 1.40%	6.60% to 7.78%
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2024	7,032	27.12 to 39.04	$235,100	0.21%	1.30% to 1.90%	8.37% to 10.52%
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%

International Value Portfolio
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a

Sustainable U.S. Equity Portfolio
2024	632	35.48 to 41.58	$24,892	0.34%	1.30% to 1.90%	21.48% to 22.53%
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2024	1,042	11.35 to 16.95	$13,760	8.81%	1.30% to 1.90%	7.38% to 9.72%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%

Emerging Markets Equity Portfolio
2024	8,729	8.93 to 12.85	$99,503	1.33%	1.30% to 1.90%	3.99% to 6.05%
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%

Discovery Portfolio
2024	1,283	35.68 to 38.09	$48,611	0.00%	1.30% to 1.90%	37.87% to 38.35%
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%

U.S. Real Estate Portfolio
2024	—	-	$0	4.18%	1.30% to 1.90%	11.38% to 13.49%
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%

Power Dividend Index Fund
2024	48,935	10.44 to 10.59	$514,236	1.47%	1.15% to 1.65%	11.23% to 11.46%
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%

AB Variable Products Series
Dynamic Asset Allocation Portfolio
2024	177,100	10.59 to 14.96	$2,585,234	1.12%	1.15% to 1.65%	8.82% to 9.21%
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%

Small Cap Growth Portfolio
2024	706	31.71 to 31.71	$22,399	0.00%	1.15% to 1.65%	16.84% to 16.84%
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%

Discovery Value Portfolio
2024	273,885	13.18 to 27.87	$6,270,118	0.68%	1.15% to 1.65%	7.91% to 8.73%
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2024	167,343	13.56 to 27.46	$3,852,549	1.77%	1.15% to 1.65%	8.24% to 9.06%
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%

Capital Appreciation Fund
2024	8,259	49.21 to 50.25	$411,798	0.00%	1.15% to 1.65%	30.15% to 30.41%
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%

Equity Dividend Fund
2024	895,918	13.10 to 28.50	$22,309,398	2.27%	1.15% to 1.65%	7.90% to 8.71%
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%

Global Allocation Fund
2024	690,408	10.41 to 17.12	$11,135,943	1.41%	1.15% to 1.65%	7.35% to 7.94%
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%

Advantage Large Cap Core Fund
2024	11,415	39.46 to 40.29	$452,487	0.42%	1.15% to 1.65%	23.42% to 23.67%
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%

Large Cap Focus Growth Fund
2024	440,205	14.37 to 53.48	$15,903,264	0.00%	1.15% to 1.65%	29.22% to 30.20%
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%

60/40 Target Allocation ETF Fund
2024	605,469	11.57 to 16.43	$9,736,578	2.44%	1.15% to 1.65%	9.63% to 10.35%
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%

Total Return Fund
2024	191,340	9.93 to 9.93	$1,892,705	4.10%	1.15% to 1.65%	-0.10% to -0.10%
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%

S&P 500 Fund
2024	95,115	21.23 to 21.23	$2,019,542	1.05%	1.15% to 1.65%	22.96% to 22.96%
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2024	534,112	15.58 to 35.07	$15,200,937	0.00%	1.15% to 1.65%	21.07% to 21.98%
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%

Dividend Opportunity Portfolio
2024	430,002	13.97 to 22.54	$8,414,398	0.00%	1.15% to 1.65%	13.22% to 14.08%
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%

Emerging Markets Bond Portfolio
2024	302,696	9.32 to 11.52	$3,410,479	4.96%	1.15% to 1.65%	4.49% to 4.96%
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%

High Yield Portfolio
2024	500,204	10.67 to 14.48	$6,794,040	5.89%	1.15% to 1.65%	5.12% to 5.91%
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%

Select Large-Cap Value Portfolio
2024	723,974	13.14 to 17.81	$12,403,332	0.00%	1.15% to 1.65%	10.72% to 11.56%
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%

Seligman Global Tech Portfolio
2024	646,601	15.84 to 35.80	$19,508,966	0.00%	1.15% to 1.65%	24.49% to 25.44%
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%

US Government Mortgage Portfolio
2024	105,489	8.59 to 9.43	$968,118	3.13%	1.15% to 1.65%	-0.34% to 0.31%
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%

Strategic Income Portfolio
2024	183,574	9.80 to 11.19	$1,997,250	4.57%	1.15% to 1.65%	2.78% to 3.56%
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Emerging Markets Portfolio
2024	64,071	6.48 to 6.58	$419,115	1.02%	1.15% to 1.65%	3.82% to 4.29%
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2024	111,798	12.92 to 13.03	$1,449,812	0.00%	1.15% to 1.65%	10.64% to 11.03%
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2024	102,608	12.98 to 13.09	$1,337,994	0.62%	1.15% to 1.65%	6.88% to 7.47%
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2024	1,992,192	14.10 to 41.19	$62,931,616	0.85%	1.15% to 1.65%	22.11% to 23.04%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%

Small Cap Index Portfolio
2024	345,377	10.37 to 25.49	$7,206,981	0.91%	1.15% to 1.65%	9.06% to 9.89%
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%

Alternative Asset Allocation Portfolio
2024	80,630	10.89 to 12.46	$971,354	3.43%	1.15% to 1.65%	3.56% to 4.35%
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%

Global Small Cap Growth Portfolio
2024	—	-	$0	1.68%	1.15% to 1.65%	-0.91% to -0.80%
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%

Small Mid Cap Value Portfolio
2024	162,122	12.89 to 20.48	$3,173,219	0.86%	1.15% to 1.65%	4.26% to 4.57%
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%

CROCI US Portfolio
2024	—	-	$0	1.57%	1.15% to 1.65%	9.25% to 9.35%
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%

High Income Portfolio
2024	—	-	$0	7.27%	1.15% to 1.65%	1.32% to 1.53%
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2024	1,542,292	11.44 to 13.83	$20,578,633	8.22%	1.15% to 1.65%	5.90% to 6.70%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%

Delaware Variable Insurance Portfolios
Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2024	186,675	12.91 to 22.10	$3,917,605	1.98%	1.15% to 1.65%	9.77% to 10.04%
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%

Income Fund
2024	1,548,802	12.08 to 17.53	$25,513,852	5.07%	1.15% to 1.65%	5.29% to 6.09%
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%

Global Bond Fund
2024	2,276,896	7.22 to 7.97	$17,474,237	0.00%	1.15% to 1.65%	-12.90% to -12.24%
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%

Foreign Fund
2024	2,539,583	10.67 to 13.33	$31,033,209	2.49%	1.15% to 1.65%	-2.70% to -1.96%
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%

Developing Markets Fund
2024	190,848	8.00 to 12.25	$2,128,752	4.09%	1.15% to 1.65%	5.89% to 6.70%
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%

Mutual Global Discovery Fund
2024	198,138	14.18 to 20.90	$4,053,306	1.77%	1.15% to 1.65%	3.24% to 3.45%
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Rising Dividends Fund
2024	980,516	13.38 to 34.97	$28,916,077	1.02%	1.15% to 1.65%	8.92% to 9.74%
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%

DynaTech 2 Fund
2024	672,770	10.82 to 11.11	$7,383,773	0.00%	1.15% to 1.65%	27.70% to 28.66%
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%

Global Real Estate Fund
2024	4,168	11.74 to 11.75	$48,969	0.00%	1.15% to 1.65%	17.42% to 17.49%
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2024	10,697	12.17 to 12.24	$130,429	3.71%	1.15% to 1.65%	9.97% to 9.97%
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Macquarie Variable Insurance Portfolio
Asset Strategy Portfolio
2024	122,159	15.94 to 17.83	$2,135,225	1.86%	1.15% to 1.65%	10.92% to 11.14%
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%

Balanced Portfolio
2024	262,298	12.41 to 22.91	$5,902,217	1.38%	1.15% to 1.65%	14.03% to 14.32%
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%

Global Equity Portfolio
2024	—	-	$0	8.51%	1.15% to 1.65%	7.02% to 7.09%
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%

Energy Portfolio
2024	109,007	7.16 to 23.05	$973,627	3.06%	1.15% to 1.65%	-7.15% to -6.45%
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%

Natural Resources Portfolio
2024	62,160	7.79 to 16.16	$519,072	5.75%	1.15% to 1.65%	-2.23% to -1.73%
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%

Growth Portfolio
2024	59,494	16.07 to 55.96	$3,061,839	0.00%	1.15% to 1.65%	21.85% to 22.78%
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%

High Income Portfolio
2024	606,636	10.61 to 13.95	$8,280,486	6.61%	1.15% to 1.65%	4.44% to 5.24%
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%

International Core Equity Portfolio
2024	369,908	10.88 to 16.75	$5,828,671	1.41%	1.15% to 1.65%	2.18% to 2.85%
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%

Global Growth Portfolio
2024	60,669	19.93 to 26.70	$1,593,345	1.38%	1.15% to 1.65%	15.50% to 15.73%
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%

Mid Cap Growth Portfolio
2024	227,959	9.11 to 31.33	$6,604,197	0.00%	1.15% to 1.65%	0.52% to 1.28%
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%

Science and Technology Portfolio
2024	315,832	13.47 to 53.81	$14,453,638	0.00%	1.15% to 1.65%	28.44% to 29.41%
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Small Cap Growth Portfolio
2024	155,271	8.92 to 23.56	$3,443,484	0.00%	1.15% to 1.65%	12.49% to 13.23%
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%

SMID Cap Core Portfolio
2024	288,928	12.16 to 29.28	$7,884,482	0.30%	1.15% to 1.65%	12.37% to 13.23%
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%

Total Return Portfolio
2024	5,753	16.17 to 16.51	$93,207	2.71%	1.15% to 1.65%	9.31% to 9.53%
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%

International Portfolio
2024	—	-	$0	4.17%	1.15% to 1.65%	2.37% to 2.43%
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%

Opportunity Portfolio
2024	341,513	17.53 to 20.06	$6,748,694	0.66%	1.15% to 1.65%	13.08% to 13.31%
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%

Lazard Retirement Series, Inc.
International Equity Portfolio
2024	74,539	10.36 to 15.61	$1,136,676	2.97%	1.15% to 1.65%	4.20% to 4.46%
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%

Global Dynamic Multi Asset Portfolio
2024	36,669	10.65 to 16.34	$590,496	0.00%	1.15% to 1.65%	6.91% to 7.40%
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2024	159,748	9.81 to 13.99	$2,006,674	5.42%	1.15% to 1.65%	4.94% to 5.73%
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%

ClearBridge Variable Mid Cap Portfolio
2024	701,343	10.86 to 25.99	$15,984,737	0.37%	1.15% to 1.65%	7.92% to 8.74%
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%

ClearBridge Variable Dividend Strategy Portfolio
2024	1,032,453	14.88 to 33.37	$31,591,069	1.09%	1.15% to 1.65%	14.76% to 15.63%
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%

ClearBridge Variable Small Cap Growth Portfolio
2024	487,506	8.03 to 27.53	$9,337,486	0.00%	1.15% to 1.65%	2.51% to 3.29%
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%

ClearBridge Variable Growth Portfolio
2024	57,406	13.06 to 14.79	$833,811	0.11%	1.15% to 1.65%	10.68% to 11.13%
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%

Western Asset Variable Core Bond Plus Portfolio
2024	6,518,528	8.25 to 9.90	$62,319,751	8.08%	1.15% to 1.65%	-2.50% to -1.76%
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%

ClearBridge Variable Large Cap Growth Portfolio
2024	1,281,572	14.70 to 26.07	$30,051,991	0.00%	1.15% to 1.65%	25.46% to 26.41%
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Pioneer Variable Contracts Trust
Fund Portfolio
2024	107,444	15.28 to 43.74	$3,429,410	0.49%	1.15% to 1.65%	20.29% to 21.21%
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%

Bond Portfolio
2024	4,057,156	9.06 to 11.53	$44,588,310	4.20%	1.15% to 1.65%	1.32% to 2.09%
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%

Strategic Income Portfolio
2024	799,629	9.57 to 12.22	$9,455,829	4.09%	1.15% to 1.65%	2.17% to 2.95%
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%

Equity Income Portfolio
2024	443,628	12.72 to 27.92	$10,475,067	1.99%	1.15% to 1.65%	9.14% to 9.97%
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10..93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%

High Yield Portfolio
2024	35,374	14.78 to 15.09	$523,596	5.48%	1.15% to 1.65%	7.04% to 7.26%
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%

Prudential Series Funds
PGIM Jennison Blend Portfolio
2024	16,967	35.48 to 35.48	$602,014	0.00%	1.15% to 1.65%	24.11% to 24.11%
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%

Natural Resources Portfolio
2024	63,836	8.94 to 20.95	$593,833	0.00%	1.15% to 1.65%	2.45% to 2.81%
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid-Cap Growth Portfolio
2024	4,702	31.06 to 31.72	$147,146	0.00%	1.15% to 1.65%	12.24% to 12.47%
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%

Royce Capital Fund
Micro-Cap Portfolio
2024	12,280	18.11 to 18.49	$223,391	0.00%	1.15% to 1.65%	11.75% to 11.98%
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%

Small Cap Portfolio
2024	418,502	13.35 to 20.63	$8,070,115	1.05%	1.15% to 1.65%	1.56% to 2.33%
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%

Alps Fund
Alerian Energy Infrastructure Portfolio
2024	489,911	13.67 to 25.47	$7,175,337	4.05%	1.15% to 1.65%	38.28% to 39.33%
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%

Global Opportunity Portfolio
2024	100,022	12.99 to 19.84	$1,924,650	8.68%	1.15% to 1.65%	16.06% to 16.94%
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%

American Funds IS
Asset Allocation Fund
2024	4,916,552	12.27 to 19.60	$89,527,586	1.95%	0.25% to 1.65%	14.20% to 15.06%
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%

Washington Mutual Investors Fund
2024	2,805,974	15.18 to 24.34	$61,325,063	1.47%	1.15% to 1.65%	16.89% to 17.78%
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Ultra-Short Bond Fund
2024	1,605,836	9.60 to 10.55	$15,565,222	4.59%	1.15% to 1.65%	2.89% to 3.67%
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%

Capital Income Builder Fund
2024	1,608,955	11.96 to 14.43	$22,704,593	3.24%	1.15% to 1.65%	8.12% to 8.94%
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%

Global Growth Fund
2024	1,477,721	11.46 to 23.97	$31,173,989	1.42%	0.25% to 1.65%	11.52% to 12.36%
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%

Capital World Growth and Income Fund
2024	1,015,366	12.28 to 19.38	$18,831,496	1.51%	1.15% to 1.65%	11.82% to 12.67%
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%

Global Small Capitalization Fund
2024	446,734	8.17 to 14.88	$6,093,768	0.87%	1.15% to 1.65%	0.43% to 1.20%
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%

Growth Fund
2024	2,432,292	14.50 to 41.41	$81,298,365	0.17%	1.15% to 1.65%	29.13% to 30.11%
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%

Growth-Income Fund
2024	3,369,408	15.34 to 28.11	$83,732,441	0.98%	1.15% to 1.65%	21.88% to 22.80%
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Fund
2024	771,041	8.65 to 12.08	$8,912,948	1.00%	1.15% to 1.65%	1.23% to 2.00%
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%

International Growth and Income Fund
2024	667,686	9.93 to 12.82	$7,787,066	2.35%	1.15% to 1.65%	1.41% to 2.18%
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%

New World Fund
2024	2,453,051	9.41 to 14.18	$32,349,625	1.19%	1.15% to 1.65%	4.58% to 5.37%
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%

U.S. Government Securities Fund
2024	985,800	8.53 to 9.77	$9,400,204	2.98%	1.15% to 1.65%	-1.21% to -0.46%
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%

Global Balanced Fund
2024	51,532	11.62 to 11.66	$599,247	2.50%	1.15% to 1.65%	4.88% to 5.09%
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2024	456,010	10.63 to 10.72	$4,867,660	6.60%	1.15% to 1.65%	-0.39% to -0.39%
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

Invesco Oppenheimer
International Equity Fund
2024	1,803,081	9.10 to 12.39	$20,895,169	0.36%	1.15% to 1.65%	-3.43% to -2.70%
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%

T. Rowe Price
Blue Chip Growth Portfolio
2024	2,995,940	14.11 to 31.12	$80,732,260	0.00%	1.15% to 1.65%	32.94% to 33.95%
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Health Sciences Portfolio
2024	2,064,555	9.32 to 17.47	$31,032,365	0.00%	1.15% to 1.65%	-0.26% to 0.50%
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%

Equity Income Portfolio
2024	76,701	12.34 to 12.45	$951,187	1.57%	1.15% to 1.65%	10.15% to 10.26%
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2024	121,487	12.59 to 12.70	$1,536,468	0.00%	1.15% to 1.65%	7.45% to 7.83%
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2024	196,527	14.13 to 17.82	$3,124,232	0.86%	1.15% to 1.65%	27.85% to 28.82%
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%

Fundamental All Cap Core Portfolio
2024	10,213	22.97 to 23.28	$235,046	0.00%	1.15% to 1.65%	22.25% to 22.50%
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%

Select Bond Portfolio
2024	36,206	8.74 to 10.12	$361,800	3.73%	1.15% to 1.65%	-0.11% to 0.65%
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%

Strategic Income Opportunities Portfolio
2024	124,990	9.56 to 10.61	$1,302,030	2.91%	1.15% to 1.65%	1.32% to 1.98%
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%

Federated Hermes
High Income Bond Portfolio
2024	129,302	10.44 to 11.33	$1,438,795	5.93%	1.15% to 1.65%	4.11% to 4.90%
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Kaufmann Portfolio
2024	424,016	9.02 to 12.68	$5,159,073	0.70%	1.15% to 1.65%	14.85% to 15.72%
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%

Managed Volatility Portfolio
2024	28,581	12.00 to 13.08	$361,778	2.15%	1.15% to 1.65%	13.50% to 14.37%
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%

Principal Variable Contracts
Blue Chip Fund
2024	128,451	12.34 to 12.68	$1,605,642	0.00%	1.15% to 1.65%	19.00% to 19.90%
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2024	41,275	11.69 to 12.02	$492,354	2.15%	1.15% to 1.65%	13.17% to 14.03%
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2024	227,941	10.56 to 10.82	$2,429,377	2.08%	1.15% to 1.65%	7.77% to 8.48%
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2024	99,455	11.23 to 11.34	$1,118,515	3.23%	1.15% to 1.65%	10.56% to 10.83%
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2024	16,212	10.01 to 10.14	$163,540	1.41%	1.15% to 1.65%	5.30% to 5.68%
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

Putnam Variable Trust
Core Equity Fund
2024	4,304	10.77 to 10.77	$46,356	0.00%	1.15% to 1.65%	7.69% to 7.69%

Emerging Markets Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Focused International Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
George Putnam Balanced Fund
2024	166	10.45 to 10.45	$1,735	0.00%	1.15% to 1.65%	4.47% to 4.47%

Global Asset Allocation Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Global Health Care Fund
2024	3,062	8.88 to 8.88	$27,206	0.00%	1.15% to 1.65%	-11.16% to -11.16%

High Yield Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Equity Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

International Value Fund
2024	57,470	9.66 to 9.68	$555,496	0.00%	1.15% to 1.65%	-3.42% to -3.20%

Large Cap Growth Fund
2024	14,741	11.34 to 11.37	$167,313	0.00%	1.15% to 1.65%	13.39% to 13.70%

Large Cap Value Fund
2024	193,605	10.07 to 10.10	$1,951,617	0.00%	1.15% to 1.65%	0.72% to 0.96%

Research Fund
2024	—	-	$0	n/a	1.15% to 1.65%	n/a

Small Cap Growth Fund
2024	20,633	10.09 to 10.11	$208,386	0.00%	1.15% to 1.65%	0.93% to 1.08%

Small Cap Value Fund
2024	5,457	9.65 to 9.65	$52,676	0.00%	1.15% to 1.65%	-3.48% to -3.48%

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

F
MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022

MIDLAND NATIONAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Sammons Financial Group, Inc.) TABLE OF CONTENTS DECEMBER 31, 2024, 2023 and 2022

Report of Independent Auditors

To the Management and Board of Directors of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2024 and 2023, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus – statutory basis of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows – statutory basis for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 15, 2025

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS
AS OF DECEMBER 31, 2024 and 2023
(Dollars in Thousands, except par value)

	2024	2023
ADMITTED ASSETS
Bonds	$55,595,820	$54,716,780
Stocks
Preferred	781,852	986,390
Common - subsidiaries	2,087,793	890,229
Common - other	264,517	247,960
Mortgage loans	3,838,788	3,790,420
Real estate	95,966	98,402
Policy loans	596,140	528,710
Cash, cash equivalents and short-term investments	2,719,145	1,709,358
Receivable for securities	78,885	11,171
Derivative instruments	749,024	641,206
Other invested assets	4,568,015	4,605,249
Total cash and invested assets	71,375,945	68,225,875
Policy premiums due, deferred or uncollected	176,018	171,900
Accrued investment income	523,659	534,434
Current federal income tax receivable	332,098	263,886
Net deferred tax asset	349,399	358,793
Company owned life insurance	2,027,274	1,859,865
Admitted disallowed interest maintenance reserve	253,524	74,012
Other admitted assets	63,765	87,163
Separate account assets	7,566,444	6,655,453
Total admitted assets	$82,668,126	$78,231,381
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$45,218,229	$43,750,545
Liabilities for deposit-type contracts	1,360,258	443,181
Policy and contract claims	265,261	264,962
Other policyholder funds	2,912	2,973
Total policyholder liabilities	46,846,660	44,461,661
Amounts payable for reinsurance	91,436	30,353
Asset valuation reserve	858,560	734,535
Repurchase agreements, FHLB advances and collateral on derivatives	8,128,899	8,197,190
Payable for securities	60,274	140,165
Funds held under coinsurance	13,767,745	12,477,074
Derivative instruments	264,836	249,442
Accrued expenses and other liabilities	546,691	732,437
Separate account liabilities	7,109,659	6,309,931
Total liabilities	77,674,760	73,332,788
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,237,000	1,237,000
Additional paid-in capital	893,927	793,927
Other surplus funds	253,524	74,012
Unassigned surplus	2,606,366	2,791,105
Total capital and surplus	4,993,366	4,898,593
Total liabilities and capital and surplus	$82,668,126	$78,231,381
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022
REVENUES
Life insurance and annuity premiums and other considerations	$6,405,842	$4,516,010	$4,001,982
Net investment income	3,312,930	2,340,965	2,188,896
Commissions and expense allowances on reinsurance ceded	421,946	310,311	447,227
Amortization of interest maintenance reserve	(16,826)	(9,005)	(5,181)
Reserve adjustments on reinsurance ceded	(180,392)	(278,686)	(303,636)
Investment income ceded - funds withheld reinsurance	(669,286)	(418,926)	(254,135)
Other income	313,805	251,333	160,077
Total revenues	9,588,019	6,712,002	6,235,230

BENEFITS AND EXPENSES
Life and annuity policy benefits	5,996,155	6,715,688	3,151,700
Increase (decrease) in liabilities for future life and annuity policy benefits	1,467,684	(1,570,465)	1,392,761
Commissions	602,411	504,352	499,681
General expenses	394,407	344,437	314,645
Insurance taxes, licenses and fees	39,974	38,130	61,870
Transfers to interest maintenance reserve ceded	1,465	22,238	39,327
Transfers to interest maintenance reserve - market value adjustments	21,039	12,221	—
Net transfers to separate accounts	270,991	12,272	99,500
Total benefits and expenses	8,794,126	6,078,873	5,559,484
Net gain from operations before federal income taxes and net realized capital losses	793,893	633,129	675,746
Federal income tax expense	42,731	29,816	130,924
Net gain from operations before net realized capital losses	751,162	603,313	544,822

Net realized capital losses	(54,203)	(282,080)	(32,478)

Net income	$696,959	$321,233	$512,344

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2021	$2,549	$1,037,000	$793,927	$—	$3,414,966	$5,248,442
Net income	—	—	—	—	512,344	512,344
Change in net unrealized capital gains (losses)	—	—	—	—	(299,475)	(299,475)
Change in net deferred income tax	—	—	—	—	80,458	80,458
Change in nonadmitted assets	—	—	—	—	(144,035)	(144,035)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	246	246
Change in asset valuation reserve	—	—	—	—	99,353	99,353
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	(10,000)	(10,000)
Other changes in surplus in Separate Accounts statement	—	—	—	—	10,000	10,000
Change in surplus notes	—	200,000	—	—	—	200,000
Change in surplus as a result of reinsurance	—	—	—	—	(66,063)	(66,063)
Dividends to stockholder	—	—	—	—	(574,000)	(574,000)
OPEB SSAP92 adjustment	—	—	—	—	6,247	6,247
Balances at December 31, 2022	2,549	1,237,000	793,927	—	3,030,041	5,063,517
Net income	—	—	—	—	321,233	321,233
Change in net unrealized capital gains (losses)	—	—	—	—	86,504	86,504
Change in net deferred income tax	—	—	—	—	(11,103)	(11,103)
Change in nonadmitted assets	—	—	—	—	(25,026)	(25,026)
Change in asset valuation reserve	—	—	—	—	(144,294)	(144,294)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	—	80,321	80,321
Other changes in surplus in Separate Accounts statement	—	—	—	—	(70,517)	(70,517)
Change in surplus as a result of reinsurance	—	—	—	—	(65,644)	(65,644)
Dividends to stockholder	—	—	—	—	(320,000)	(320,000)
Change in admitted disallowed interest maintenance reserve	—	—	—	74,012	(74,012)	—
OPEB SSAP92 adjustment	—	—	—	—	20,100	20,100
Correction of errors from prior periods	—	—	—	—	(36,498)	(36,498)
Balances at December 31, 2023	2,549	1,237,000	793,927	74,012	2,791,105	4,898,593
Net income	—	—	—	—	696,959	696,959
Change in net unrealized capital gains (losses)	—	—	—	—	29,447	29,447
Change in net deferred income tax	—	—	—	—	(55,193)	(55,193)
Change in nonadmitted assets	—	—	—	—	51,056	51,056
Change in asset valuation reserve	—	—	—	—	(124,025)	(124,025)
Other changes in surplus in Separate Accounts statement	—	—	—	—	26,369	26,369
Additional paid in surplus	—	—	100,000	—	—	100,000
Change in surplus as a result of reinsurance	—	—	—	—	(26,057)	(26,057)
Dividends to stockholder	—	—	—	—	(600,000)	(600,000)
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Other Surplus	Unassigned Surplus	Total Capital and Surplus
Change in admitted disallowed interest maintenance reserve	—	—	—	179,512	(179,512)	—
OPEB SSAP92 adjustment	—	—	—	—	(4,542)	(4,542)
Correction of error from prior periods	—	—	—	—	759	759
Balances at December 31, 2024	$2,549	$1,237,000	$893,927	$253,524	$2,606,366	$4,993,366
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$6,405,215	$4,517,150	$3,996,937
Net investment income	3,175,870	2,235,897	1,974,329
Other income	498,130	357,530	433,394
Benefits paid	(6,166,272)	(6,961,809)	(3,421,869)
Net transfers to separate account	(270,283)	(11,717)	(95,057)
Insurance expenses paid	(1,653,353)	(1,313,859)	(1,165,497)
Federal income taxes paid	(11,230)	(57,757)	(271,633)
Net cash provided (used) by operating activities	1,978,077	(1,234,565)	1,450,604

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	6,609,212	7,456,372	11,537,942
Preferred and common stocks	247,623	680,905	386,777
Mortgage loans	662,927	407,525	701,630
Other invested assets	291,511	295,808	268,929
Miscellaneous proceeds	6,178	5,476	49,373
Cost of investments acquired
Bonds	(7,499,619)	(5,542,615)	(15,668,480)
Preferred and common stocks	(1,177,054)	(711,564)	(225,116)
Mortgage loans	(792,868)	(382,133)	(873,182)
Real estate	(161)	(1,974)	(1,510)
Other invested assets	(428,016)	(1,085,829)	(911,304)
Miscellaneous applications	(256,412)	(95,602)	(124,756)
Net change in policy loans	(67,477)	(68,906)	(42,879)
Net cash provided (used) in investing activities	(2,404,156)	957,463	(4,902,576)

FINANCING ACTIVITIES
Surplus notes	—	—	200,000
Company owned life insurance	—	—	(400,000)
Capital and paid in surplus	100,000	—	—
Net change in collateral liability	53,106	207,158	(199,473)
Net change in repurchase agreements and FHLB advances	(121,397)	(39,947)	296,992
Net deposits (withdrawals) on deposit-type contract	901,050	(55,671)	(123,118)
Dividends paid to stockholder	(600,000)	(320,000)	(574,000)
Net change in funds held under reinsurance	1,290,671	1,096,456	3,471,541
Net change in remittances and items not allocated	(244,002)	351,342	(564,169)
Other cash provided	56,438	24,671	36,912
Net cash provided by financing activities and other sources	1,435,866	1,264,010	2,144,685

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	1,009,787	986,908	(1,307,287)
Cash, cash equivalents and short-term investments:
Beginning of year	1,709,358	722,450	2,029,737
End of year	$2,719,145	$1,709,358	$722,450

The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOWS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024	2023	2022
SUPPLEMENTAL CASH FLOW
Non-cash from operating:
Bond and mortgage loan interest capitalization	$(84,830)	$(63,298)	$(31,370)
Non-cash from investing:
Bonds and OIA proceeds from restructure	(608,328)	—	—
Bonds and OIA acquired in restructure	608,328	—	—
Bonds and stocks proceeds from exchange transactions	(610,564)	—	—
Bonds and stocks acquired in exchange transactions	610,564	—	—
OIA acquired as a result of transfers	999	—	—
Bond proceeds as a result of transfers	(999)	—	—
Bond and mortgage loan interest capitalization	84,830	63,298	31,370
The accompanying notes are an integral part of these statutory basis financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

1.NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES
Organization
Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa, and New Roots M Trust (“NRMT”) and Stone Roots M Trust (“SRMT”), are investment subsidiaries of Midland National. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), including its subsidiaries New Roots N Trust ("NRNT"), Stone Roots N Trust ("SRNT") and Bestow Life Insurance Company ("BLIC"), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), Sammons Financial Network, LLC (“SFN”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), Property Disposition, Inc. (“PDI”), SFG Asset Management, LLC ("SFGAM"), SFG Fortuna ("Fortuna"), NorthRock Partners Holdco, LLC ("NorthRock"), and Sammons Financial Group Wealth Management Holdings, LLC (“SFGWM”).
Basis of presentation
The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2024, 2023 and 2022:
a.Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”), Pension Risk Transfer (“PRT”) and Registered Index-Linked Annuity (“RILA”) Separate Accounts at amortized cost except for perpetual preferred stock as well as derivatives in the RILA separate account that are presented at market value. The impact of applying this prescribed practice had no impact on 2024 statutory net income; however, capital and surplus as of December 31, 2024 is increased by $299,073 as a result of this prescribed practice. The impact of applying this

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

prescribed practice had no impact on 2023 statutory net income; however, capital and surplus as of December 31, 2023 is increased by $253,580 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2022 statutory net income; however, capital and surplus as of December 31, 2022 is increased by $358,693 as a result of this prescribed practice.
b.Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2024 by $25,434 and the cumulative effect on capital and surplus at December 31, 2024 was a decrease of $251,557. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2023 by $348,606 and the cumulative effect on capital and surplus at December 31, 2023 was a decrease of $276,991. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $306,761 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $71,615.
Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2024 is $35,576 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and the liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $287,133 would have been established as of December 31, 2024 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2024 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2024. The voluntary reserve established as of December 31, 2023

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

was $6,374 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $283,365 would have been established as of December 31, 2023 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $71,615 for the year ended December 31, 2023 and there was no cumulative impact on the Company’s capital and surplus at December 31, 2023. The voluntary reserve established as of December 31, 2022 was $0 as the timing mismatch between futures and the hedged liabilities resulted in a $1,370 decrease to the Company’s statutory net income and surplus calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2022 as the timing mismatch between futures and hedged liabilities would have resulted in a $72,985 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $71,615 for the year ended December 31, 2022 and increased the Company’s capital and surplus by $71,615 at December 31, 2022.
c.Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2024 by $391 and the cumulative effect on capital and surplus at December 31, 2024 was an increase of $19,935. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2023 by $150 and the cumulative effect on capital and surplus at December 31, 2023 was an increase of $20,326. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2022 by $1,247 and the cumulative effect on capital and surplus at December 31, 2022 was an increase of $20,176.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2024	2023	2022
Net Income:
(1) Midland National state basis	$696,959	$321,233	$512,344
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	25,434	(348,606)	306,761
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	(391)	150	1,247
(3) NAIC SAP (1-2=3)	$671,916	$669,689	$204,336

Surplus:
(4) Midland National state basis	$4,993,366	$4,898,593	$5,063,517
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of separate account assets (Bulletin 07-06)	299,073	253,580	358,693
(b) Economic hedge of call option derivative assets (IAC 191-97)	(251,557)	(276,991)	71,615
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	19,935	20,326	20,176
(6) NAIC SAP (4-5=6)	$4,925,915	$4,901,678	$4,613,033
The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re are supported by contingent note guarantees ("LLC Notes"). The LLC Notes held by MNL Re, Solberg Re and Canal Re function in a manner similar to a standby letter of credit and for which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.
The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company's capital and surplus was an increase of $1,792,287, $1,720,567, and $2,191,125 as of December 31, 2024, 2023, and 2022, respectively.
If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.
The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2024 was $105,846, $61,774 and $158,643, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2024, respectively, would have been negative $653,759, negative $427,172 and negative $385,093.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the statements of operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s capital and surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.
SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:
•Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;
•Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;
•Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;
•Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;
•An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs in which case admittance is subject to certain restrictions. There were non-admitted IMR assets of $34,790 and $19,106 recorded at 2024 and 2023, respectively;
•An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2024	2023	Changes in 2024
Policy loans	$1,489	$1,442	$47
Agents' balances	13,310	13,860	(550)
Amounts recoverable from reinsurers	37	655	(618)
Net deferred tax asset	175,990	216,747	(40,757)
Electronic data processing equipment	43,745	58,238	(14,493)
Furniture and equipment	745	945	(200)
Other assets	95,795	90,280	5,515
Total nonadmitted assets	$331,111	$382,167	$(51,056)
Under GAAP, such assets would be recorded at their net realizable or book value;
•For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;
•Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Credit impairments directly reduce the amortized cost of the impaired securities. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value. For available-for-sale securities, changes in fair value due to drivers other than credit are presented as a component of other comprehensive income. An allowance for expected credit losses is recognized against potentially credit impaired securities with the change in the allowance recognized as a component of net income. All changes in the fair value of trading securities are recognized as a component of net income;
•Redeemable preferred stocks rated three or higher are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four or lower are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;
•Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Common stock of insurance subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•Common stock of trust subsidiaries is recorded based on the underlying audited GAAP equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;
•The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;
•In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;
•Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;
•Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;
•The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;
•Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt;
•Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is reported as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes;

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

•Under SAP, all leases are considered to be operating leases and rental expense is recognized over the lease term without recognition of a right-to-use asset or lease liability. GAAP requires recognition of a right-of-use asset and lease liability on the balance sheet for all operating and capital leases;
Other significant accounting policies are as follows:
Use of estimates
The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.
The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.
Fair value of financial assets, financial liabilities and financial instruments
Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.
The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:
Investment securities
Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Mortgage loans
Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.
Cash, cash equivalents and short-term investments
Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.
Derivative instruments
Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.
Other invested assets
Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The fair value of limited partnerships and limited liability companies is the Company's share of each entity's underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Residual equity interests are carried at the lower of amortized cost or fair value. Collateral loans, surplus notes and reverse mortgages are carried at amortized cost. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtain using the same techniques as mortgage loans.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Company owned life insurance
The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2024	2023
Bonds	$451,093	$482,532
Mutual funds	41,094	35,526
Cash and short-term investments	76,823	115,923
Other invested assets	1,458,264	1,225,884
Total company owned life insurance	$2,027,274	$1,859,865
Investment-type insurance contracts
Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.
Repurchase agreements, FHLB advances and collateral on derivative instruments
The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.
Investments and Investment Income
Bonds
Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.
For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $9,366 and $10,854 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2024 and 2023, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At both December 31, 2024 and 2023, 99% of the Company’s securities with sub-prime exposure are rated as investment grade.
Stocks
Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.
Investments in common stocks are carried at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.
Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 9 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
Investments in common stock of affiliated subsidiaries NRMT and SRMT are valued at audited GAAP equity. Undistributed earnings or losses of the subsidiary are reflected as unrealized capital gains and losses directly in unassigned surplus.
Unrealized appreciation or depreciation on unaffiliated common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.
Mortgage loans
Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Policy loans
Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.
Cash, cash equivalents and short-term investments
Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.
Other invested assets
Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Residual equity interests are carried at the lower of amortized cost or fair value and surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.
Other-than-temporary impairment losses
The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the statements of admitted assets, liabilities, and capital and surplus date, the Company must assess whether the impairment is other-than-temporary.
The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the statements of admitted assets, liabilities, and capital and surplus date.
When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.
The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.
After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.
For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.
Investment income
Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities and options, certain proceeds from derivatives and cash distributions from limited partnerships to the extent of undistributed accumulated earnings attributable to that investee. Investment expenses are reported as a reduction in investment income.
Net realized investment gains (losses)
Realized capital gains and losses are determined on the basis of specific identification and are reported net of related federal taxes and IMR.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Net unrealized investment gains (losses)
Unrealized capital gains and losses on bonds, preferred stocks, unaffiliated common stocks and residual equity interests, undistributed earnings or losses on affiliated common stocks, derivatives that do not qualify for hedge accounting, and equity earnings of limited partnerships are reported as a component of surplus net of related income taxes.
See Note 3 for further discussion of the Company’s investments and investment income.
Derivatives and derivative instruments
Derivative instruments consist of options, futures, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC 191-97 as discussed in the prescribed practice footnote. The Company does not sell or settle its options prior to maturity.
The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.
The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.
See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Accrued investment income
Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due. The aggregate deferred interest was $27,739 and $0 at December 31, 2024 and 2023, respectively. The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance was $168,487 and $132,223 at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, the gross, nonadmitted, and admitted interest income due and accrued was as follows:

	2024	2023
Gross	$523,659	$534,434
Nonadmitted	—	—
Admitted	523,659	534,434
Interest maintenance reserve
During 2023, SAPWG adopted INT 23-01, allowing admittance of net negative IMR subject to certain exclusions and restrictions. The Company elected to apply this guidance beginning September 30, 2023. The general account had net negative (disallowed) IMR of $288,314 and $93,118 as of December 31, 2024 and 2023, respectively. Non-insulated separate accounts had negative (disallowed) IMR of $10,973 and $0 as of December 31, 2024 and 2023. $253,524 and $74,012 of negative IMR was admitted in the general account at December 31, 2024 and 2023, respectively. $12,671 and $0 of negative IMR was admitted in the non-insulated separate account at December 31, 2024 and 2023, respectively. Adjusted capital and surplus was $4,565,927 and $4,461,768 at September 30, 2024 and December 31, 2023, respectively. The admitted IMR is 5.8% and 1.7% of adjusted capital and surplus at September 30, 2024 and December 31, 2023, respectively. Admitted IMR is reported in other surplus funds on the statements of admitted assets, liabilities and capital and surplus.

The Company has $7,799 and $11,481 in unamortized losses in IMR from derivatives that were reported at fair value prior to the termination of the derivative at December 31, 2024 and 2023, respectively.

Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies, without deviation. IMR losses for fixed income related derivatives, although in accordance with prudent and documented risk management procedures in accordance with the Company’s derivative and use plans, are not admitted. Asset sales that generated admitted negative IMR were not compelled by liquidity pressure.
Future policy benefits and policy and contract claims
Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.
The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

ranging from 2.50% to 6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.
The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $95,546 and a net reserve of $83,097 over what would have been calculated if only using the 2011 method as of December 31, 2024. The impact of performing the VM method calculations resulted in a gross reserve of $153,980 and a net reserve of $133,198 over what would have been calculated if only using the 2011 method as of December 31, 2023.
Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.
The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.
Reinsurance
For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.
Premiums and related costs
Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Repurchase agreements
As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.
A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.
Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes DTAs and deferred tax liabilities (“DTLs”) for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in DTAs and DTLs are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. DTAs are reduced by a valuation allowance if it is more likely than not that all or some portion of the DTAs will not be realized. Adjusted DTAs, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted DTAs are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the statements of admitted assets, liabilities and capital and surplus date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross DTAs that can be offset against existing DTLs. The remaining DTAs in excess of the above are non-admitted. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

The Company made an accounting policy election to disregard corporate alternative minimum tax (“CAMT”) status when evaluating DTAs under the regular corporate tax system associated with the Inflation Reduction Act of 2022.
See Note 13 for the Company’s SSAP No. 101 calculation.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Variable life and annuity products
A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.
Separate accounts guaranteed by the general account
Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees, pension risk transfer policies and registered index-linked annuities. The assets in these separate accounts are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa except for perpetual preferred stock that are held at fair value and derivatives in the RILA separate account that are held at fair value. The Company assumes the underlying risk for the performance of the assets in these separate accounts. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.
Correction of errors
During 2024, the Company recorded an error correction related to an over accrual of net investment income in prior periods on certain investments. As a result of this correction, surplus has been decreased by $10,939.
In addition, the Company recorded a correction of an error related to an under accrual of interest on expected income tax refunds in prior periods. As a result of this correction, surplus has been increased by $11,698.
The Company does not view these errors either in isolation or in aggregate as a material misrepresentation of its 2023 audited statutory financial statements.
Reconciliation to the statutory annual statement
The Company’s statement of admitted assets, liabilities and capital and surplus included in its statutory financial statements does not agree to the amounts reported in the Company’s 2024 statutory annual statement. The Company corrected a misstatement related to the allowance for mortgage loan losses as well as OTTI on mortgage loans.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following reconciles the aforementioned items between the 2024 statutory financial statements and the 2024 statutory annual statement:

	As Filed in Statutory Annual Statement	Adjustments	As Filed in Statutory Financial Statements
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

ADMITTED ASSETS
Mortgage loans	$3,893,862	$(55,074)	$3,838,788
Current federal income tax receivable	323,780	8,318	332,098
Net deferred tax asset	347,893	1,506	349,399
Total admitted assets	$82,713,376	$(45,250)	$82,668,126

LIABILITIES AND CAPITAL AND SURPLUS
Asset valuation reserve	$894,782	$(36,222)	$858,560
Total liabilities	$77,710,982	$(36,222)	$77,674,760

Unassigned surplus
Net income	$726,516	$(29,557)	696,959
Change in nonadmitted assets	52,798	(1,742)	51,056
Change in unrealized capital gains (losses) net of tax	43,034	(13,587)	29,447
Change in deferred income tax	(54,829)	(364)	(55,193)
Change in asset valuation reserve	(160,247)	36,222	(124,025)
Total capital and surplus	$5,002,394	$(9,028)	$4,993,366

Total liabilities and capital and surplus	$82,713,376	$(45,250)	$82,668,126

STATEMENT OF OPERATIONS
Federal income tax expense	$51,048	$(8,317)	$42,731
Net realized capital losses	(16,329)	(37,874)	(54,203)
Net income	$726,516	$(29,557)	$696,959
Reclassifications
Certain prior year amounts have been reclassified to conform to the current year presentation.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

2.FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2024
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$49,470,980	$55,595,820	$—	$43,293,436	$6,177,544	$—
Preferred stocks	729,415	781,852	—	724,973	4,442	—
Common stocks - other	264,517	264,517	116,121	148,276	120	—
Mortgage loans	3,700,257	3,838,788	—	3,700,257	—	—
Policy loans	596,140	596,140	—	596,140	—	—
Cash, cash equivalents and short-term investments	2,718,925	2,719,145	576,018	2,102,871	40,036	—
Derivative instruments	1,761,890	749,024	10,472	1,751,418	—	—
Other invested assets	1,216,224	1,326,917	—	612,273	603,951	6,187
Separate accounts	7,182,508	7,566,444	3,281,818	3,758,184	142,506	—

Financial liabilities:
Liabilities for deposit-type contracts	$1,371,478	$1,360,258	$—	$—	$1,371,478	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,072,591	8,128,899	411,551	7,661,040	—	—
Derivative instruments	778,337	264,836	—	778,337	—	—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$48,965,730	$54,716,780	$—	$43,823,680	$5,142,050	$—
Preferred stocks	951,265	986,390	—	942,881	8,384	—
Common stocks - other	247,960	247,960	95,864	148,276	3,820	—
Mortgage loans	3,646,156	3,790,420	—	3,646,156	—	—
Policy loans	528,710	528,710	—	528,710	—	—
Cash, cash equivalents and short-term investments	1,709,173	1,709,358	339,129	1,370,044	—	—
Derivative instruments	1,744,190	641,206	7,295	1,736,895	—	—
Other invested assets	1,537,311	1,542,032	—	810,107	727,204	11,660
Separate accounts	6,334,467	6,655,453	3,010,291	3,189,136	135,040	—

Financial liabilities:
Liabilities for deposit-type contracts	$451,762	$443,181	$—	$—	$451,762	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	8,089,458	8,197,190	358,445	7,731,013	—	—
Derivative instruments	851,587	249,442	—	851,587	—	—
Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.
The Company has certain financial instruments for which it is not practicable to estimate fair value. These instruments are Build America Bond tax credits that have been stripped from the principal portion of the bond. The tax credits are nontransferable. Therefore, there is no active market for the tax credits and the fair value is not readily estimable.
Fair value measurements
Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments,

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:
Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.
The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.
The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2024
	Level 1		Level 2		Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—		$1,126		$1,486	$—	$2,612
Preferred stocks	—		515,049		4,442	—	519,491
Common stocks - other	116,121		148,276		120	—	264,517
Derivative instruments - foreign exchange forwards	—		2,187		—	—	2,187
Derivative instruments - futures	10,472		—		—	—	10,472
Other invested assets	—		4,473		9,183	—	13,656
Separate account assets (a)	3,184,060		—		—	—	3,184,060

Financial liabilities (carried at fair value):
Derivative instruments - interest rate swaps	$—	12,530	$3,291	—	$—	$—	$3,291
Derivative instruments - foreign exchange forwards	—		1		—	—	1

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds	$—	$4,700	$2,567	$—	$7,267
Preferred stocks	—	696,120	8,000	—	704,120
Common stocks - other	95,864	148,276	3,820	—	247,960
Derivative instruments - interest rate swaps	—	2,860	—	—	2,860
Derivative instruments - futures	7,295	—	—	—	7,295
Separate account assets (a)	2,940,919	—	—	—	2,940,919

Financial liabilities (carried at fair value):
Derivative instruments - interest rate floors and swaps	$—	$8,653	$—	$—	$8,653
Derivative instruments - foreign exchange forwards	—	1,761	—	—	1,761
(a)Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the separate accounts guaranteed by the general account.
Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.
The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2024
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$2,567	$—	$—	$567	$—	$(1,648)	$—	$1,486
Preferred stocks	8,000	—	—	—	4,442	(8,000)	—	4,442
Common stocks - other	3,820	—	—	81	26	(3,807)	—	120
Other invested assets	—	6,479	—	(5,262)	7,966	—	—	9,183
Total assets	$14,387	$6,479	$—	$(4,614)	$12,434	$(13,455)	$—	$15,231

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) in Surplus	Purchases	Sales	Settlements	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$11,304	$—	$—	$(554)	$—	$(8,183)	$—	$2,567
Preferred stocks	—	8,000	—	—	—	—	—	8,000
Common stocks - other	3,790	—	—	30	—	—	—	3,820
Total assets	$15,094	$8,000	$—	$(524)	$—	$(8,183)	$—	$14,387
3.INVESTMENTS AND INVESTMENT INCOME
Bond and stock investments
The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2024
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,154,086	$7,590	$408,397	$1,753,279
All other governments	1,632,036	2,559	405,403	1,229,192
U.S. states, territories and possessions, etc. guaranteed	1,682,556	15,797	244,657	1,453,696
U.S. political subdivisions of states, territories, and possessions, guaranteed	5,783	—	478	5,305
U.S. special revenue & special assessment obligations, non-guaranteed	9,180,268	69,430	1,310,771	7,938,927
Industrial and miscellaneous	40,216,472	272,709	4,103,798	36,385,383
Bank loans	724,619	4,424	23,845	705,198
Total bonds	$55,595,820	$372,509	$6,497,349	$49,470,980

Preferred stocks	$781,852	$516	$52,953	$729,415

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,396,220	$6,709	$633,930	$2,768,999
All other governments	1,248,653	140	309,890	938,903
U.S. special revenue & special assessment obligations, non-guaranteed	12,223,325	134,437	1,485,697	10,872,065
Industrial and miscellaneous	36,771,743	287,338	3,741,240	33,317,841
Bank loans	748,234	9,411	20,898	736,747
Parent, subsidiaries and affiliates	328,605	3,561	991	331,175
Total bonds	$54,716,780	$441,596	$6,192,646	$48,965,730

Preferred stocks	$986,390	$1,423	$36,548	$951,265
The cost, gross unrealized gains, gross unrealized losses, and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2024
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$1,940,322	$151,192	$3,721	$2,087,793
Other	270,540	140	6,163	264,517
Total	$2,210,862	$151,332	$9,884	$2,352,310

	December 31, 2023
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$782,822	$107,407	$—	$890,229
Other	256,428	47	8,515	247,960
Total	$1,039,250	$107,454	$8,515	$1,138,189

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2024
	Admitted Value	Estimated Fair Value

Due in one year or less	$1,221,828	$1,223,919
Due after one year through five years	4,208,989	4,131,523
Due after five years through ten years	7,363,061	6,925,717
Due after ten years	27,227,550	22,483,931
Securities not due at a single maturity date (primarily mortgage-backed securities)	15,574,392	14,705,890
Total bonds	$55,595,820	$49,470,980

As of December 31, 2024, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $7,245 and fair value of $6,021. As of December 31, 2023, the Company had 8 bonds rated 5GI with a book adjusted carrying value of $43,508 and fair value of $45,126. There were no preferred stocks rated 5GI as of December 31, 2024 or December 31, 2023.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Gross unrealized losses
The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$195,343	$5,839	$1,418,153	$402,558	$1,613,496	$408,397
All other governments	552,925	227,523	632,792	177,880	1,185,717	405,403
U.S. states, territories and possessions, etc. guaranteed	294,699	46,825	776,082	197,832	1,070,781	244,657
U.S. political subdivisions of states, territories and possessions, guaranteed	2,255	15	3,050	463	5,305	478
U.S. special revenue & special assessment obligations, non-guaranteed	1,149,432	57,276	5,880,950	1,253,495	7,030,382	1,310,771
Industrial and miscellaneous	8,796,673	805,600	16,901,638	3,298,198	25,698,311	4,103,798
Bank loans	192,869	2,674	68,020	21,171	260,889	23,845
Total bonds	11,184,196	1,145,752	25,680,685	5,351,597	36,864,881	6,497,349

Preferred stocks - redeemable	80,007	19,778	89,023	33,175	169,030	52,953
Total bonds and preferred stocks	$11,264,203	$1,165,530	$25,769,708	$5,384,772	$37,033,911	$6,550,302

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$133,567	$962	$2,440,915	$632,968	$2,574,482	$633,930
All other governments	6,577	2,205	929,184	307,685	935,761	309,890
U.S. special revenue & special assessment obligations, non-guaranteed	355,913	5,329	7,828,557	1,480,368	8,184,470	1,485,697
Industrial and miscellaneous	1,977,341	87,288	23,450,646	3,653,952	25,427,987	3,741,240
Bank loans	72,611	3,863	243,805	17,035	316,416	20,898
Parent, subsidiaries and affiliates	—	—	58,187	991	58,187	991
Total bonds	2,546,009	99,647	34,951,294	6,092,999	37,497,303	6,192,646

Preferred stocks - redeemable	—	—	147,002	36,548	147,002	36,548
Total bonds and preferred stocks	$2,546,009	$99,647	$35,098,296	$6,129,547	$37,644,305	$6,229,194

At December 31, 2024, the Company held 5,520 positions in bonds and preferred stocks. The table above includes 4,146 positions of 2,090 issuers as of December 31, 2024. As of December 31, 2024, 96% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above tables consist primarily of redeemable preferred stocks. At December 31, 2024, bonds and preferred stocks in an unrealized loss position had fair value equal to 85% of amortized cost.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Other-than-temporary impairments
As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value at time of OTTI	Date of Financial Statement Where Reported
456606AF9	$77	$20	$57	$77	9/30/2024
61748JAE7	967	112	855	982	9/30/2024
BAN0VUVR8	560	23	537	294	9/30/2024
00216AAC1	8,500	1,790	6,710	6,657	12/31/2024
02149HBR0	418	38	380	374	12/31/2024
02660TFJ7	1,135	86	1,049	1,031	12/31/2024
04682AAB0	15,000	584	14,416	14,364	12/31/2024
04682AAC8	11,000	480	10,520	10,378	12/31/2024
04682AAJ3	8,500	694	7,806	7,786	12/31/2024
04682AAL8	5,000	444	4,556	4,496	12/31/2024
05532CAK5	464	81	383	376	12/31/2024
05532EAR6	5,027	483	4,544	4,459	12/31/2024
05532VBB2	148	75	73	70	12/31/2024
05608XAJ1	13,700	43	13,657	11,650	12/31/2024
07388DAC2	753	47	706	695	12/31/2024
12668A2P9	1,626	120	1,506	1,463	12/31/2024
456606AF9	73	4	69	72	12/31/2024
45660LA25	1,415	357	1,058	1,023	12/31/2024
61748JAE7	955	10	945	943	12/31/2024
74958WAB2	1,169	264	905	890	12/31/2024
76113NAC7	1,532	145	1,387	1,343	12/31/2024
BAN0VUVR8	537	242	295	289	12/31/2024
BAN0VUVS6	280	57	223	93	12/31/2024
		$6,199
Impairments of $3,992 were recognized during the year due to intent to sell. Additionally, impairments of $2,207 were recognized during the year as it was more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Net investment income and net realized capital gains (losses)
The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2024	2023	2022
Bonds	$2,565,667	$2,534,053	$2,351,761
Preferred stocks	50,285	78,691	88,961
Common stocks - subsidiaries	70,471	3,663	—
Common stocks - other	14,374	11,040	15,105
Mortgage loans	195,547	176,173	183,527
Real estate	6,525	6,525	6,525
Policy loans	27,990	29,270	23,969
Cash, cash equivalents and short-term investments	112,177	79,043	6,106
Derivative instruments	509,269	(255,426)	(403,530)
Other invested assets	309,600	166,654	197,483
Other investment income	3,020	5,344	3,283
Total gross investment income	3,864,925	2,835,030	2,473,190
Less: Investment expenses	551,995	494,065	284,294
Net investment income	$3,312,930	$2,340,965	$2,188,896
Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.
The Company recognized $2,002, $61, and $22,546 of net investment income for the years ended December 31, 2024, 2023, and 2022, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 130, 1, and 30 for the years ended December 31, 2024, 2023, and 2022, respectively.
The Company recognized $26, $0, and $678 of net investment income for the years ended December 31, 2024, 2023, and 2022, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 39, 0, and 7 for the years ended December 31, 2024, 2023, and 2022, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2024	2023	2022
Bonds	$(369,609)	$(222,049)	$(232,283)
Preferred stocks	(13,921)	(240,506)	(511)
Common stocks - other	7,326	(25,172)	(1,450)
Mortgage loans	(59,614)	(12,541)	(70)
Short-term investments	2	—	(23)
Derivative instruments	(320)	(18,165)	13,952
Other invested assets	59,393	4,572	362
Realized capital losses	(376,743)	(513,861)	(220,023)
Income tax effects	88,014	122,649	30,414
Amounts transferred to IMR (net of federal income taxes of $(62,342), $(29,010) and $(41,769))	234,526	109,132	157,131
Net realized capital losses	$(54,203)	$(282,080)	$(32,478)
Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2024	2023	2022
Proceeds from sales	$3,049,940	$5,304,764	$7,633,843
Gross realized gains	29,216	63,968	101,055
Gross realized losses	(339,770)	(293,228)	(231,403)
The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.
Mortgage loans
The following table summarizes the Company’s mortgage loans by property type:

	2024		2023
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,306,831	35%	$1,549,095	41%
Hotel	817,738	21%	745,283	20%
Retail	704,116	18%	779,294	21%
Industrial	631,790	16%	387,114	10%
Multi-family	251,736	7%	192,096	5%
Other	112,500	3%	122,914	3%
Medical	14,077	0%	14,624	0%
Total	$3,838,788	100%	$3,790,420	100%

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Mortgage loans by United States geographic locations are as follows:

	2024		2023
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,294,869	34%	$1,148,049	30%
Middle Atlantic	795,274	21%	830,001	22%
South Atlantic	775,644	20%	924,705	24%
Mountain	611,456	16%	494,743	13%
New England	109,567	3%	163,628	4%
East North Central	90,346	2%	63,122	2%
West South Central	62,923	2%	30,715	1%
East South Central	53,242	1%	61,107	2%
West North Central	45,467	1%	74,350	2%
	$3,838,788	100%	$3,790,420	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2024	$701,116	18%
2023	299,209	8%
2022	935,337	24%
2021	319,799	8%
2020 and prior	1,583,327	42%
	$3,838,788	100%
The Company has no outstanding commitments on mortgage loans at December 31, 2024.
Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2024, there were five non-performing commercial mortgage loans, with carrying values of $34,325, net of the allowance, that were over 90 days past due on contractual payments. At December 31, 2023, there were two non-performing commercial loans with carrying values of $6,769 that were over 90 days past due on contractual payments.
Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	% of Total	Carrying Value	% of Total
Risk category:
CM1	$1,607,453	42%	1,748,099	46%
CM2	1,664,122	43%	1,725,213	46%
CM3	513,688	13%	267,915	7%
CM4	19,200	1%	15,829	0%
In or near default	34,325	1%	33,364	1%
Total mortgage loans	$3,838,788	100%	$3,790,420	100%
The Company acquired 23 new commercial mortgage loans in 2024 with interest rates ranging from 2.38% to 8.21%.
Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, net of valuation allowances is as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$1,489,237	39%	$2,108,878	56%
50% to 60%	1,441,022	37%	939,488	25%
61% to 70%	725,001	19%	735,060	19%
71% to 80%	183,528	5%	6,994	0%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%
Over 100%	—	0%	—	0%
Total mortgage loans	$3,838,788	100%	$3,790,420	100%
The loan-to-value ratio is determined using the most recent appraised value. Appraisals are ordered at origination, and updated when and if there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.
The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $35,150 and $12,207 at December 31, 2024 and 2023, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Five mortgage loans were impaired during the year ended December 31, 2024 via direct write down of the carrying amount of the loan in the amount of $37,874. Three mortgage loans were impaired during the year ended December 31, 2023 via direct write down of the carrying amount of the loan in the amount of $11,442. The impairments were recognized in net realized capital losses in the statements of operations.

The recorded investment and unpaid principal balance of the impaired mortgage loans are $34,325 and $100,991, respectively, as of December 31, 2024. The average recorded investment in impaired loans was $39,948 and $34,176 for the years ended December 31, 2024 and 2023, respectively.
The total recorded investment in restructured loans was $30,389 and $0 as of December 31, 2024 and 2023, respectively. Realized losses related to these loans were $37,031 and $0 for the years ended December 31, 2024 and 2023, respectively. There are no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings. The Company does not accrue interest income on impaired mortgage loans. Net investment income reflects interest income on impaired mortgage loans only after the payment is received.
The Company did not take ownership of real estate in satisfaction of any mortgage loans during 2024 and 2023. Real estate acquired through foreclosure is a component of real estate in the statements of admitted assets, liabilities, and capital and surplus.
The Company held unaffiliated collateral loans of $277,842 as of December 31, 2024 secured by limited partnerships.
Credit risk concentration
The Company generally strives to maintain a diversified invested assets portfolio. Credit risk concentrations to any single issuer or groups of issuers with similar credit profiles are closely monitored. Other than investments in U.S. government or U.S. government agencies, the Company has no significant concentration of credit risk.
Restricted assets
The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2024
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,000,372	7%	7%
FHLB capital stock	148,276	0%	0%
On deposit with states	4,427	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	602,935	1%	1%
Total restricted assets	$9,828,805	12%	12%

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	December 31, 2023
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$6,204,335	8%	8%
FHLB capital stock	148,276	0%	0%
On deposit with states	3,274	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	45,632	0%	0%
Total restricted assets	$9,474,312	12%	12%
Other
FHLB
The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2024 and 2023, the Company owns common stock totaling $148,276 which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2024 and 2023, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).
Deposits with regulatory authorities
At December 31, 2024 and 2023, securities (primarily bonds) with admitted carrying values of $4,427 and $3,274 respectively, were on deposit with regulatory authorities as required by law.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

4.DERIVATIVES AND DERIVATIVE INSTRUMENTS
The following table presents the notional amounts, estimated fair value and carrying value of derivatives:

	December 31, 2024
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$27,009,301	$1,749,231	$736,365
Futures	32,053	10,472	10,472
Foreign exchange forwards	77,828	2,187	2,187
		$1,761,890	$749,024
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$3,291	$3,291
Foreign exchange forwards	246	1	1
Written options	11,059,926	775,045	261,544
		$778,337	$264,836

	December 31, 2023
	Notional Amount	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$24,598,064	$1,734,035	$631,051
Futures	44,103	7,295	7,295
Interest rate swaps	82,000	2,860	2,860
		$1,744,190	$641,206
Liabilities:
Derivative instruments:
Interest rate swaps	$400,000	$8,653	$8,653
Foreign exchange forwards	73,311	1,761	1,761
Written options	9,187,699	841,173	239,028
		$851,587	$249,442

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2024	2023	2022
Gain (loss) recognized in net investment income
Options	$526,485	$(253,237)	$(335,498)
Futures	(9,839)	(860)	(72,914)
Interest rate swaps	(7,377)	(1,143)	3,550
Interest rate floors	—	(186)	1,332
	$509,269	$(255,426)	$(403,530)

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$2,502	$(3,273)	$(3,813)
Interest rate floors	—	186	(3,430)
Foreign exchange derivatives	3,947	(1,918)	1,877
	$6,449	$(5,005)	$(5,366)
The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.
Options and futures
The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.
In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.
The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.
The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.
Other derivative instruments
The Company has entered into interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.
The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.
The following relates to interest rate swaps. The interest rates are measured against SOFR:

	2024	2023
Interest rate swaps:
Fixed rates	0.72% to 3.23%	0.72% to 3.23%
Variable rates	4.96%	5.61%
Collateral on derivatives
As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $411,551 and $358,445 at December 31, 2024 and 2023, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.
The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2024, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

5.OFFSETTING OF ASSETS AND LIABILITIES
Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.
The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.
The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2024
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$749,024	$411,551	$337,473
Total financial assets	$749,024	$411,551	$337,473

Offsetting of financial liabilities:
Derivatives	$264,836	$—	$264,836
Repurchase agreements	4,644,553	4,644,553	—
Total financial liabilities	$4,909,389	$4,644,553	$264,836

	December 31, 2023
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$641,206	$358,445	$282,761
Total financial assets	$641,206	$358,445	$282,761

Offsetting of financial liabilities:
Derivatives	$249,442	$—	$249,442
Repurchase agreements	4,765,951	4,765,951	—
Total financial liabilities	$5,015,392	$4,765,951	$249,442

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

6.REAL ESTATE AND EQUIPMENT
The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2024, 2023 and 2022 was $31,244, $25,927 and $19,886, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2024	2023

Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,099
Buildings and improvements	39 years	101,003	100,853
Leasehold improvements	10 years	2,115	2,115
Furniture and fixtures	7 years	6,211	6,203
Computer equipment and software	3 years	307,051	292,356
Other	5 years	38	38
		428,453	413,600
Accumulated depreciation		(281,621)	(250,389)
Nonadmitted		(45,940)	(60,802)
Net admitted value		$100,892	$102,409
The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2024	2023
Real Estate	$95,966	$98,402
Other admitted assets	4,926	4,007
At December 31, 2024 and 2023, real estate consists of $95,966 and $98,402, respectively, for the Company’s offices.
7.FHLB ADVANCES
The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $0 and $15,364 of additional common stock in 2024 and 2023, respectively. The Company did not sell any common stock in 2024 or 2023. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The amount of FHLB stock held is as follows:

	2024	2023
Membership stock - class A	$10,000	$10,000
Activity stock	138,276	138,276
Total	$148,276	$148,276
The Class A Membership Stock is not eligible for redemption.
At December 31, 2024 and 2023, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2024 is as follows:

Maturity Date Year	Advance	Interest Rate Range
2025	$1,673,415	0.86% - 4.95%
2026	1,114,380	0.88% - 4.49%
2027	285,000	3.56% - 4.19%
	$3,072,795
Interest expense incurred during 2024, 2023 and 2022 was $81,560, $61,853 and $42,178, respectively, and is reported as a component of net investment income in the statements of operations. The Company has determined the actual maximum borrowing capacity as $3,711,937. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).
The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2024	$4,548,429	$5,222,590	$3,072,795
2023	$4,727,913	$5,389,439	$3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2024	$4,659,507	$5,437,458	$3,072,795
2023	$5,010,209	$5,576,742	$3,072,795

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

8.REPURCHASE AGREEMENTS
The following tables summarize the repurchase agreements accounted for as a secured borrowing for the Company:
Type of Repo Trades Used

2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES
Original (Flow) & Residual Maturity

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$1,398	$39,817	$72,000	$50,014
Overnight	150,000	120,000	178,000	392,000
2 days to 1 week	270,000	120,000	178,000	392,000
>1 week to 1 month	270,000	120,000	298,000	544,000
>1 month to 3 months	385,000	298,000	544,000	544,000
>3 months to 1 year	842,000	1,194,000	1,439,000	1,420,000
>1 year	3,807,553	3,922,553	3,027,553	3,224,553

Ending balance
Open - no maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 days to 1 week	—	—	45,000	—
>1 week to 1 month	115,000	—	—	—
>1 month to 3 months	25,000	298,000	544,000	—
>3 months to 1 year	722,000	1,194,000	1,125,000	1,420,000
>1 year	3,807,553	3,272,553	2,975,553	3,224,553

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Securities Sold Under Repo - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value ("BACV")	XXX	XXX	XXX	$6,204,335
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,478,883	$5,414,407	$5,591,921	$5,591,921

Ending Balance
BACV	XXX	XXX	XXX	$6,000,372
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$5,477,012	$5,414,407	$5,591,921	$5,203,442
Securities Sold Under Repo - Secured Borrowing by NAIC Designation

	As of December 31, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,152,469	$1,676,621	$—
Bonds – FV	—	905,161	1,451,864	—
LB & SS – BACV	—	3,166,663	4,619	—
LB & SS – FV	—	2,841,796	4,621	—
Total assets – BACV	$—	$4,319,132	$1,681,240	$—
Total assets – FV	$—	$3,746,957	$1,456,485	$—

As of December 31, 2024
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Collateral Received - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$5,725,951	$5,814,370	$5,736,553	$6,566,567
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,669,553	$4,764,553	$4,689,553	$4,644,553
Securities (FV)	—	—	—	—
Cash and Non-Cash Collateral Received - Secured Borrowing by NAIC Designation

	As of December 31, 2024
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,644,553	$—	$—	$—
Total collateral assets – FV	$4,644,553	$—	$—	$—

	As of December 31, 2024
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—
Allocation of Aggregate Collateral by Remaining Contractual Maturity

As of December 31, 2024
Fair Value
> 90 days	$4,644,553

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Allocation of Aggregate Collateral Reinvested by Remaining Contractual Maturity

	As of December 31, 2024
	Amortized Cost	Fair Value
181 to 365 days	$5,017	$3,954
1 to 2 years	10,075	9,959
2 to 3 years	28,643	28,516
> 3 years	5,055,778	4,602,124
Liability to Return Collateral - Secured Borrowing

	2024
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Cash (collateral - all)	$5,725,951	$5,814,370	$5,736,553	$6,566,567
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,669,553	$4,764,553	$4,689,553	$4,644,553
Securities collateral (FV)	—	—	—	—
In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.
9.REINSURANCE
The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2024		2023		2022
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed

Premiums written	$3,127,927	$846	$2,034,325	$857	$4,267,463	$874
Claims incurred	444,408	13,079	470,866	8,767	461,340	12,820
Reserve changes	2,234,964	(47,830)	800,289	(85,762)	3,366,335	(74,936)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.
The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement. Premiums assumed under this agreement of $0, $0 and $4 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Assumed reserves of $116,634 and $164,290 associated with this agreement are reported as a component in policy and contract claims in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023.
The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $458,585 and $623,214 at December 31, 2024 and 2023, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.
The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Premiums ceded under this agreement of $6,438, $8,257 and $6,908 are reported as a component of life insurance and annuity premiums and other considerations in the statement of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of $233,329 and $244,157 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $4,832 and $4,819 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. Premiums ceded under this agreement of $7,153, $9,424 and $15,389 are reported as a component of life insurance and annuity premiums and other considerations in the statement of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

$1,776,715 and $2,130,630 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, a funds withheld liability of $1,800,944 and $2,156,571 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $17,149 and $18,866 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is a party to a coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $46,220 and $77,241, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $1,353 and $1,105 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. In 2024, the agreement was amended to only include yearly renewable term. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $26,841, $28,214 and $25,719 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. Reserve credits of $121,083 and $159,599 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, a funds withheld liability of $54,487 and $122,541 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively.
The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. Premiums ceded under this agreement of $52,306, $54,032 and $56,543 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized reserve credits of $1,221,753 and $1,140,561 under this agreement on December 31, 2024 and 2023, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $902,328 and $840,810 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $284,375 and $277,556 for 2024 and 2023, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. Premiums ceded under this agreement of $37,011, $41,581 and $46,054 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company received experience refunds related to this agreement of $1,859, $5,925 and $789 during the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized reserve credits of $476,708 and $502,917 under this agreement on December 31, 2024 and 2023, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $194,511 and $200,043 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $282,196 and $302,874 for 2024 and 2023, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.
On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. Premiums ceded under this agreement of $44,310, $47,277 and $50,472 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. The Company received experience refunds related to this agreement of $13,592 and $20,594 during the years ended December 31, 2024 and 2023, respectively. The Company recognized reserve credit of $467,492 and $435,321 under this agreement on December 31, 2024 and 2023, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $181,459 and $191,674 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $286,032 and $243,647 for 2024 and 2023, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.
On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. Premiums ceded under this agreement of $62,990, $68,633 and $74,470 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. A reserve credit of $1,077,952 and $966,389 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. The Company recognized $780,066 and $706,449 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of certain new fixed index annuity policies including attached riders issued on or after October 1, 2021. During 2022 the Company ceded 80% of certain multi-year guarantee fixed annuity policies with issued dates of July 1, 2022 through December 31, 2022 to SFG Bermuda. Effective October 1, 2023, for new policies issued on or after October 1, 2023, the 80% quota share is structured as a combination of funds withheld and coinsurance. Premiums ceded under this agreement of $2,047,929, $1,573,412 and $3,788,644 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively. A reserve credit of $10,135,211 and $8,265,651 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, respectively. The Company recognized $9,853,948 and $8,258,985 at December 31, 2024 and 2023, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The treaty also involved the coinsurance of IMR generated by the assets in the funds withheld portfolio. An IMR credit associated with this treaty of $297,721 and $332,649 is reported as a component of interest maintenance reserves in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively. In addition, reserve credits of $21,748 and $27,755 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, respectively.
On September 5, 2024, the Company entered into a coinsurance agreement with a third-party reinsurer. The Company has ceded 80% of certain multi-year guaranteed fixed annuity policies issued on or after September 5, 2024 to the third party reinsurer. Premiums ceded under this agreement of $628,454 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2024. A reserve credit of $619,028 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024.
On March 6, 2019, the Insurance Commissioner of the Delaware Department of Insurance entered into a Rehabilitation and Injunction Order with Scottish Re (U.S.) Inc. (“SRUS”). On May 3, 2023, the Receiver notified the court that it has concluded that SRUS should be liquidated. The Motion for the Entry of a Liquidation and Injunction Order was filed with the court on July 14, 2023. The Order resulted in the cancellation of all reinsurance treaties as of September 30, 2023.

During 2023, due to the cancellation of the reinsurance treaty, the Company wrote off $4,145 in reserve credits, net of previous impairments for reinsurance agreements it had with SRUS. The Company has no remaining reserve credits for future claims related to reinsurance agreements with SRUS. The Company has receivables of $10,333 from SRUS for claims prior to treaty cancellation, net of impairments. Total impairments of $2,275 have been recognized on the receivables, of which $1,315 was recognized in 2023. No amounts are disputed by SRUS or its Receiver. The entire net receivable is admitted. The timing of collection is uncertain given liquidation is in progress.
The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

credits) for nonperformance or termination of all reinsurance agreements, by either party, is $875,280 as of December 31, 2024.
10.FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED
Reserves for life contracts and deposit-type contracts
The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.
At December 31, 2024 and 2023, the Company had $10,990,124 and $11,708,703, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2024 and 2023, reserves to cover the above insurance totaled $287,645 and $284,825, respectively, before reinsurance ceded.
The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2024 and 2023, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $4,805,999 and $4,770,874, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.
The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2024 and 2023, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $3,005,097 and $2,508,375, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics
A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:
Individual Annuities

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$28,422,095	$—	$—	$28,422,095	71%
At book value less current surrender charge of 5% or more	59,392	—	—	59,392	0%
At fair value - separate account non- guaranteed	—	—	2,381,235	2,381,235	6%
Total with market value adjustment	28,481,487	—	2,381,235	30,862,722	77%

At book value without adjustment (minimal or no charge or adjustment)	8,517,293	—	—	8,517,293	21%

Not subject to discretionary withdrawal	262,022	457,664	—	719,686	2%
Total	37,260,802	457,664	2,381,235	40,099,701	100%
Reinsurance ceded	11,594,813	—	—	11,594,813
Total (gross - ceded)	$25,665,989	$457,664	$2,381,235	$28,504,888

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$12,952

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$25,183,274	$—	$—	$25,183,274	70%
At book value less current surrender charge of 5% or more	58,776	—	—	58,776	0%
At fair value - separate account non- guaranteed	—	—	2,227,994	2,227,994	6%
Total with market value adjustment	25,242,050	—	2,227,994	27,470,044	76%

At book value without adjustment (minimal or no charge or adjustment)	8,344,795	—	—	8,344,795	23%

Not subject to discretionary withdrawal	264,454	93,956	—	358,410	1%
Total	33,851,299	93,956	2,227,994	36,173,249	100%
Reinsurance ceded	9,344,979	—	—	9,344,979
Total (gross - ceded)	$24,506,320	$93,956	$2,227,994	$26,828,270

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$18,814
Group Annuities

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,089,095	$—	$—	$1,089,095	19%
At book value less current surrender charge of 5% or more	1,841	—	—	1,841	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,090,936	—	—	1,090,936	19%

At book value without adjustment (minimal or no charge or adjustment)	2,421,204	—	—	2,421,204	41%

Not subject to discretionary withdrawal	1,925,913	412,640	—	2,338,553	40%
Total (gross: direct + assumed)	5,438,053	412,640	—	5,850,693	100%
Reinsurance ceded	1,140,535	—	—	1,140,535
Total (gross - ceded)	$4,297,518	$412,640	$—	$4,710,158

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,394,471	$—	$—	$1,394,471	26%
At book value less current surrender charge of 5% or more	2,858	—	—	2,858	0%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,397,329	—	—	1,397,329	26%

At book value without adjustment (minimal or no charge or adjustment)	2,688,618	—	—	2,688,618	51%

Not subject to discretionary withdrawal	1,095,114	131,423	—	1,226,537	23%
Total (gross: direct + assumed)	5,181,061	131,423	—	5,312,484	100%
Reinsurance ceded	1,327,592	—	—	1,327,592
Total (gross - ceded)	$3,853,469	$131,423	$—	$3,984,892

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—
Deposit-type Contracts

	2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$575	$—	$—	$575	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	575	—	—	575	—%

At book value without adjustment (minimal or no charge or adjustment)	127,619	—	—	127,619	9%

Not subject to discretionary withdrawal	1,232,169	709	—	1,232,878	91%
Total (gross: direct + assumed	1,360,363	709	—	1,361,072	100%
Reinsurance ceded	104	—	—	104
Total (gross - ceded)	$1,360,259	$709	$—	$1,360,968

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2023
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent
Subject to discretionary withdrawal
With market value adjustment	$1,923	$—	$—	$1,923	0%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non- guaranteed	—	—	—	—	—%
Total with market value adjustment	1,923	—	—	1,923	—%

At book value without adjustment (minimal or no charge or adjustment)	210,097	—	—	210,097	47%

Not subject to discretionary withdrawal	231,778	8	—	231,786	53%
Total (gross: direct + assumed	443,798	8	—	443,806	100%
Reinsurance ceded	616	—	—	616
Total (gross - ceded)	$443,182	$8	$—	$443,190

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,932,190	$8,908,200	$8,848,541
Universal life with secondary guarantees	402,739	346,539	2,251,096
Indexed universal life	4,899,632	4,436,783	4,446,849
Indexed universal life with secondary guarantees	733,136	558,463	1,138,841
Other permanent cash value life insurance	202,348	202,348	335,768
Variable universal life	107,044	106,424	110,448

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,416,000
Accidental death benefits	—	—	601
Disability - active lives	—	—	6,383
Disability - disabled lives	—	—	41,007
Miscellaneous reserves	—	—	322,582
Total	15,277,089	14,558,757	18,918,116
Reinsurance ceded	673,513	549,750	3,663,405
Total net of reinsurance ceded	$14,603,576	$14,009,007	$15,254,711

	2024
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,012,066	$3,012,066	$3,011,286
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,012,066	3,012,066	3,011,286
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,012,066	$3,012,066	$3,011,286

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	777,183	770,241	771,739

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	777,183	770,241	771,739
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$777,183	$770,241	$771,739

	2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$9,393,963	$9,364,331	$9,315,275
Universal life with secondary guarantees	435,643	347,932	2,172,614
Indexed universal life	4,667,561	4,189,721	4,207,153
Indexed universal life with secondary guarantees	655,277	486,515	1,021,642
Other permanent cash value life insurance	195,531	195,531	319,661
Variable universal life	91,044	90,282	94,285

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,412,031
Accidental death benefits	—	—	638
Disability - active lives	—	—	6,998
Disability - disabled lives	—	—	41,105
Miscellaneous reserves	—	—	290,550
Total	15,439,019	14,674,312	18,881,952
Reinsurance ceded	659,441	524,627	3,491,214
Total net of reinsurance ceded	$14,779,578	$14,149,685	$15,390,738

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

2023
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$3,124,939	$3,124,939	$3,124,190
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,124,939	3,124,939	3,124,190
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$3,124,939	$3,124,939	$3,124,190

2023
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	687,111	678,769	681,133

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	687,111	678,769	681,133
Reinsurance ceded	—	—	—
Total net of reinsurance ceded	$687,111	$678,769	$681,133

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Policy premium due, deferred and uncollected
Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.
Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$7,230	$424	$8,416	$540
Ordinary - renewal	85,881	175,594	83,555	171,360
	$93,111	$176,018	$91,971	$171,900
11.SEPARATE ACCOUNTS
The Company has separate accounts for its variable life and annuity business, a portion of its pension risk transfer business, registered index-linked annuity business, and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2024	2023
Reserves at December 31 for accounts with assets at:
Market value	$3,152,975	$2,909,126
Amortized cost	3,881,590	3,349,569
Total reserves	$7,034,565	$6,258,695
By withdrawal characteristics:
At book value without MV adjustment and with current
surrender charges less than 5%	$6,164,261	$6,033,316
Not subject to discretionary withdrawal	870,304	225,379
Total reserves	$7,034,565	$6,258,695

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

	2024	2023	2022
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$1,296,406	$456,725	$453,431
Transfers from separate accounts	(1,025,415)	(444,453)	(353,931)
Net transfers to (from) the separate accounts as reported in the statements of operations	$270,991	$12,272	$99,500

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $29,134, $31,842, $125,286, $47,870 and $48,759 as of December 31, 2024, 2023, 2022, 2021 and 2020, respectively. The risk charges remitted to the general account associated with these guarantees was $771, $756, $800, $868 and $747 for 2024, 2023, 2022, 2021 and 2020, respectively.
12.CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $751,162 in 2025 an amount that is based on restrictions relating to the 2024 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,606,366 is unrestricted and held for the benefit of the Company’s stockholder.
During 2024, the Company paid ordinary cash dividends in the amounts of $85,000 on January 3, $150,000 on September 30, $50,000 on October 16, and $315,000 on December 31 to its stockholder, SFG.
The Company received a capital contribution of $100,000 on March 31, 2024 from its stockholder, SFG.
The Company contributed $25,000 of additional capital to Canal Re on March 31, 2024.
The Company contributed $25,000 of additional capital to MNL Re on December 20, 2024.
On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2024, 2023 and 2022. The Company has recognized life-to-date interest of $116,800.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2024, 2023 and 2022. The Company has recognized life-to-date interest of $140,000.
On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2024, 2023, and 2022. The Company has recognized life-to-date interest of $130,447.
On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2024, 2023, and 2022. The Company has recognized life-to-date interest of $84,000.
On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $13,000 in 2024, 2023 and 2022, respectively. The Company has recognized life-to-date interest of $49,863.
On May 4, 2022, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statements of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.1% payable in semi-annual installments. The maturity date of the note is March 31, 2052. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,200 in 2024 and 2023 and $4,980 in 2022. The Company has recognized life-to-date interest of $29,380.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

13.INCOME TAXES
The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$613,648	$96,141	$709,789	$633,770	$94,161	$727,931	$(20,122)	$1,980	$(18,142)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	613,648	96,141	709,789	633,770	94,161	727,931	(20,122)	1,980	(18,142)
Deferred tax assets nonadmitted	175,990	—	175,990	216,747	—	216,747	(40,757)	—	(40,757)
Subtotal net admitted deferred tax asset	437,658	96,141	533,799	417,023	94,161	511,184	20,635	1,980	22,615
Deferred tax liabilities	108,517	75,883	184,400	109,852	42,539	152,391	(1,335)	33,344	32,009
Net admitted deferred tax assets	$329,141	$20,258	$349,399	$307,171	$51,622	$358,793	$21,970	$(31,364)	$(9,394)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$94,161	$94,161	$—	$(94,161)	$(94,161)
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	298,620	50,779	$349,399	307,171		$307,171	(8,551)	50,779	$42,228
Adjusted gross deferred be realized following the balance sheet date	298,620	50,779	$349,399	307,171		307,171	(8,551)	50,779	42,228
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	695,855	XXX	XXX	680,367	XXX	XXX	15,488
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	139,038	45,362	$184,400	109,852	—	109,852	29,186	45,362	$74,548
Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$437,658	$96,141	$533,799	$417,023	$94,161	$511,184	$20,635	$1,980	$22,615

	2024	2023
Ratio percentage used to determine recovery period and threshold limitation amount	760%	785%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,639,034	$4,535,779

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The impact of tax planning strategies at December 31 is as follows:

	2024		2023		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$613,648	$96,141	$633,770	$94,161	$(20,122)	$1,980
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5.8%	2.9%	2.0%	7.5%	3.8%	(4.6)%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$437,658	$96,141	$417,023	$94,161	$20,635	$1,980
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	11.8%	5.8%	3.9%	14.4%	7.9%	(8.6)%
The Company’s tax-planning strategies do not include the use of reinsurance.
There are no DTLs that have not been recognized.
Current income taxes incurred consist of the following major components at December 31:

	2024	2023	2022
Current income tax:
Federal income tax on operations	$167,912	$184,622	$158,428
Federal income tax on net capital gains	(88,014)	(122,649)	(30,414)
Other	(125,181)	(154,806)	(27,504)
Federal and foreign income taxes incurred	$(45,283)	$(92,833)	$100,510

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The components of DTAs and DTLs are as follows:

	2024	2023	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$272,455	$279,718	$(7,263)
Investments	2,784	12,785	(10,001)
Deferred acquisition costs	265,370	270,517	(5,147)
Fixed assets	9,343	12,428	(3,085)
Compensation and benefits accrual	2,795	2,911	(116)
Pension accrual	33,647	31,565	2,082
Receivables - nonadmitted	8	138	(130)
Tax credit carry-forward	2,274	—	2,274
Other (including items <5% of total ordinary tax assets)	24,972	23,708	1,264
Subtotal	613,648	633,770	(20,122)

Nonadmitted	175,990	216,747	(40,757)

Admitted ordinary deferred tax assets	437,658	417,023	20,635

Capital
Investments	90,570	94,161	(3,591)
Net capital loss carry-forward	5,571	—	5,571
Admitted capital deferred tax assets	96,141	94,161	1,980
Admitted deferred tax assets	$533,799	$511,184	$22,615

Deferred Tax Liabilities:
Ordinary
Investments	$47,640	$37,395	$10,245
Fixed assets	5,969	4,604	1,365
Deferred and uncollected premium	36,964	36,099	865
Policyholder reserves	12,603	25,206	(12,603)
Other (including items <5% of total ordinary tax liabilities)	5,341	6,548	(1,207)
Subtotal	108,517	109,852	(1,335)
Capital
Investments	75,883	42,539	33,344
Deferred tax liabilities	184,400	152,391	32,009
Net deferred tax assets	$349,399	$358,793	$(9,394)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2024, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$87,601	21.0%
IMR amortization	(1,148)	(0.3)%
Tax exempt income	(46,773)	(11.2)%
Tax credits	(31,965)	(7.7)%
Change in nonadmitted assets	5,457	1.3%
Other	(3,262)	(0.8)%
Total statutory income taxes	$9,910	2.3%

Federal income taxes incurred	$(45,283)	(10.9)%
Change in net deferred income taxes	55,193	13.2%
Total statutory income taxes	$9,910	2.3%
At December 31, 2024, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $0 in 2024, 2023 and 2022.
On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022 (“the Act”). The Act contained various tax-related provisions, including the establishment of a new 15 percent CAMT on adjusted financial statement income for certain large corporations effective for tax years beginning on or after January 1, 2023. The Company has determined it is an applicable corporation subject to the new CAMT for 2023 and future years. The Company had a small liability for 2023, but did not record a liability for 2024.
The Company is under IRS examination for the years 2020-2023. Years prior to 2020 are closed. At this time, there have been no proposed adjustments and the Company does not anticipate any adjustments that will have a material effect on the financial statements.
14.EMPLOYEE BENEFIT PLANS
The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

As of December 31, 2024, the Company anticipates contributing the following amounts to its health care plan:

2025	$411
2026	420
2027	398
2028	392
2029	363
Thereafter	1,094
The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2024 and 2023:

	Underfunded
Change in Postretirement Benefits	2024	2023	2022
Benefit obligation at beginning of year	$1,023	$25,915	$32,841
Service cost	12	1,048	1,674
Interest cost	98	1,174	948
Contribution by plan participants	413	376	447
Actuarial gain (loss)	861	(651)	(8,795)
Benefits paid	(1,608)	(1,478)	(1,200)
Plan amendments	1,893	(25,361)	—
Benefit obligation at end of year	$2,692	$1,023	$25,915

	Postretirement Benefits
Change in plan assets	2024	2023
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	1,195	1,102
Plan participants' contributions	413	376
Benefits paid	(1,608)	(1,478)
Business combinations, divestitures and settlements	—	—
Fair value of plan assets at end of year	$—	$—

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

	Postretirement Benefits
Components of net periodic benefit costs	2024	2023	2022
Service cost	$12	$1,048	$1,674
Interest cost	98	1,174	948
Gains and losses	(559)	(493)	207
Prior service cost or credits	(2,454)	(96)	(96)
Total net periodic benefit cost	$(2,903)	$1,633	$2,733

Amounts in unassigned funds (surplus) recognized	Postretirement Benefits
as components of net periodic benefit cost	2024	2023	2022
Net prior service cost or credit arising during the period	$1,893	$(25,361)	$—
Net prior service cost or credit recognized	2,454	96	96
Net gain and loss arising during the period	861	(651)	(8,795)
Net gain and loss recognized	559	493	(207)
Items not yet recognized as a component of net periodic cost - current year	$5,767	$(25,423)	$(8,906)

Amounts in unassigned funds (surplus) that have not
yet been recognized as components of net periodic	Postretirement Benefits
benefit cost	2024	2023
Net prior service cost or credit	$(2,454)	$(96)
Net recognized gains and losses	(464)	(5,522)

Weighted-average assumptions used to determine	Postretirement Benefits
net periodic benefit cost as of December 31	2024	2023
Weighted-average discount rate	4.54%	5.00%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine	Postretirement Benefits
projected benefit obligation as of December 31	2024	2023
Weighted average discount rate	4.97%	5.56%
Rate of compensation increase	n/a	n/a
The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.
Compensation expense is recognized as shares to participants are committed to be released.
The expense for 2024, 2023 and 2022 was $34,319, $43,268 and $27,486, respectively.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

15.OTHER RELATED PARTY TRANSACTIONS
The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $53,911, $61,772 and $45,222 in 2024, 2023 and 2022 , respectively, related to these contracts.
In 2021, the Company issued guaranteed investment contracts (“GICs”) to SEI for $200,000. In 2022, $101,000 of the contracts were surrendered. In 2024, the remaining contracts were surrendered. The contracts have an account value of $0 and $86,115 at December 31, 2024 and 2023, respectively, and are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $768, $3,612 and $1,689 in 2024, 2023 and 2022, respectively.
The Company pays investment fees to SFGAM, an affiliate registered investment advisor. During 2024, 2023 and 2022, the Company incurred $30,099, $20,597, and $5,141, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.
The Company borrowed $125,000 from SFG on March 28, 2024 and has repaid the entire balance and related interest during 2024. The Company loaned $16,000 to SFG on January 16, 2024 and the entire balance and related interest was repaid on March 6, 2024. The Company loaned $150,000 to SFG on August 5, 2024 and the entire balance and related interest was repaid on September 3, 2024.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

On April 26, 2023 and June 28, 2023, the Company established New Roots M Trust and Stone Roots M Trust (collectively, the “Trusts”), respectively, for the purpose of purchasing and managing residential mortgage loans. These entities are considered subsidiary controlled affiliation investments (“SCA”) per SSAP No. 97 8b(iii). The following table summarizes the balance sheet value and the NAIC filing response information as of December 31, 2024 and 2023:

	As of December 31, 2024			As of December 31, 2023
	% of SCA Ownership	Gross Amt	Admitted Amt	% of SCA Ownership	Gross Amt	Admitted Amt
Balance Sheet Value
SSAP No. 97 8b(iii) Entities
New Roots M Trust	100.0%	$1,112,950	$1,112,950	100.0%	$418,403	$418,403
Stone Roots M Trust	100.0%	649,179	649,179	100.0%	240,039	240,039
Total		$1,762,129	$1,762,129		$658,442	$658,442

	Type of Filing[1]	Date of Filing	NAIC Response Received	Resubmission Required	Code[2]
NAIC Filing Response
SSAP No. 97 8b(iii) Entities
New Roots M Trust	S2	5/16/2024	YES	NO	M
Stone Roots M Trust	S2	5/16/2024	YES	NO	M

1 S2 - Sub-2
2 M - Material
No portion of the carrying values of the Trusts was nonadmitted.
The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $213,400, $181,206 and $156,558 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2024, 2023 and 2022 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2024, 2023 and 2022 for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100 in each of 2024, 2023, and 2022, respectively, for the costs incurred to render such services.
The Company provided certain investment, accounting, payroll administration and management services to SIG for which it was reimbursed $9,455, $8,399 and $6,019 in 2024, 2023 and 2022, respectively, for costs incurred to render such services.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

The Company provided certain investment, accounting, payroll administration and management services to SFN for which it was reimbursed $26,731, $22,075 and $22,781 in 2024, 2023 and 2022, respectively, for costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to Beacon. The Company received reimbursements of $585, $1,353, and $747 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain accounting, payroll administration and management services to SFGAM. The Company received reimbursements of $1,261, $979, and $454 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $2,829, $2,343, and $1,500 in 2024, 2023 and 2022, respectively, for the costs incurred to render such services.
The Company issued surplus notes payable to SFG. The borrowings were $1,237,000 as of December 31, 2024 and 2023. The Company paid interest to SFG in the amount of $79,550 in both 2024 and 2023, and $72,330 in 2022, respectively. See Note 12 for further discussion of these surplus notes.
The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.
16.COMMITMENTS AND CONTINGENCIES
Limited partnership and reverse mortgage commitments
At December 31, 2024 and 2023, the Company had outstanding capital commitments to limited partnerships of $745,807 and $1,146,262, respectively. At December 31, 2024 and 2023, the Company had outstanding capital commitments on reverse mortgages of $7,388 and $6,991, respectively.
Lease commitments
The Company leases certain equipment and office space. Rental expense on operating leases of $1,348, $1,224 and $1,773 were incurred in 2024, 2023 and 2022, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2024 are as follows:

2025	$446
2026	313
2027	331
2028	331
2029	331
Thereafter	1,356

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 and 2022
(Dollars in Thousands)

Other contingencies
Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.
The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.
17.SUBSEQUENT EVENTS
The Company evaluated subsequent events through April 15, 2025, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.